UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
SEMIANNUAL REPORT
April 30, 2023 (Unaudited)
Columbia International ESG Equity Income ETF
Columbia U.S. ESG Equity Income ETF

Strategic Beta ETFs | Semiannual Report 2023

Columbia International ESG Equity Income ETF
Fund at a Glance 3
Columbia U.S. ESG Equity Income ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 17
Notes to Financial Statements 19
Liquidity Risk Management Program 28
Additional Information 29

FUND AT A GLANCE
Columbia International ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia International ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® International ESG Equity Income Index (Net).
* The Life of the Fund Index performance for the Beta Advantage® Sustainable International Equity Income
100 Index (Net) is for the period from June 13, 2016 through October 14, 2022 and the Life of the Fund
Index Performance for the Beta Advantage® International ESG Equity Income Index (Net) is for the period from October 14, 2022 through April 30, 2023.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
Effective October 14, 2022 (Index Change Date), Columbia International ESG Equity Income ETF compares its performance to that of the Beta Advantage ® International ESG Equity Income Index (the New Index). Prior
to the Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage ®
Sustainable International Equity Income 100 Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name, tracked index, Investment Objective and Principal
Investment Strategies. The returns of the Former Index will be shown for a one-year transition period.
Also, prior to the Index Change Date, the Fund compared its performance to the MSCI World ex USA Value
Index, which changed to the MSCI EAFE Value Index, effective the Index Change Date.
The Fund’s performance prior to October 14, 2022 (Index Change Date) reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, result shown may have been different.
The Beta Advantage ® International ESG Equity Income Index (the New Index) aims to provide exposures to companies that can offer reliable equity and income, attractive total return potential, and includes companies with favorable ESG Materiality ratings based on Columbia Threadneedle’s proprietary ESG
Materiality (ESGM) Ratings. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI EAFE Index (the Investment Universe)
in order to meet this objective.
Average annual total returns (%) (for period ended April 30, 2023)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 06/13/16 24.36 9.08 2.77 6.69
Net Asset Value 06/13/16 24.45 8.61 2.25 5.97
{
Beta Advantage
}
® International ESG
Equity Income Index (Net) 25.02 N/A N/A 32.10*
MSCI EAFE Value Index (Net) 22.90 8.38 1.78 5.68
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) 26.41 9.02 2.81 2.56*
MSCI World ex USA Value Index
(Net) 21.10 6.70 2.24 5.91

FUND AT A GLANCE
(continued)
Columbia International ESG Equity Income ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2023
The Beta Advantage® Sustainable International Equity Income 100 Index (Net) (the Former Index) is designed to reflect the performance of the top 100
(developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by
MSCI, Inc.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net) and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage® International ESG Equity Income 100 Index (Net), the MSCI EAFE Value Index (Net), the Beta Advantage® Sustainable International
Equity Income 100 Index (Net) and the MSCI World ex USA Value Index (Net) all of which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Country breakdown (%) (at April 30, 2023 )
Austria 0.4
Belgium 0.3
Denmark 2.4
Finland 1.7
Germany 23.1
Hong Kong 2.2
Italy 3.9
Japan 41.9
Netherlands 6.4
Norway 1.9
Spain 5.4
Sweden 6.1
Switzerland 0.9
United Kingdom 2.9
United States
(a)
0.5
Total 100.0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at April 30, 2023)
Industrials 25 .9
Financials 19 .2
Information Technology 12 .0
Communication Services 11 .9
Utilities 10 .2
Energy 7 .5
Health Care 4 .2
Consumer Staples 2 .9
Consumer Discretionary 2 .8
Materials 2 .5
Real Estate 0 .9
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia U.S. ESG Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® U.S. ESG Equity Income Index.
* The Life of the Fund Index performance for the Beta Advantage ® Sustainable U.S. Equity Income 100
Index is for the period from June 13, 2016 through October 14, 2022 and the Life of the Fund Index
Performance for the Beta Advantage ® U.S. ESG Equity Income Index is for the period from October 14, 2022 through April 30, 2023.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
Effective October 14, 2022 (Index Change Date), Columbia U.S. ESG Equity Income ETF compares its performance to that of the Beta Advantage ® U.S. ESG Equity Income Index (the New Index). Prior to the
Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage ®
Sustainable U.S. Equity Income 100 Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name, tracked index, Investment Objective and Principal Investment
Strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to October 14, 2022 (Index Change Date) reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, result shown may have been different.
The Beta Advantage ® U.S. ESG Equity Income Index (the New Index) aims to provide exposures to companies which can offer reliable equity income, attractive total return potential, and includes companies with favorable ESG Materiality ratings based on Columbia Threadneedle’s proprietary ESG Materiality
Ratings. The Index’s premise is that companies that lead and report on the most material industry
ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI USA Index (the Investment Universe) in order to meet this objective.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (the Former Index) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI, Inc.
Average annual total returns (%) (for period ended April 30, 2023)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 06/13/16 5.11 4.27 9.24 11.64
Net Asset Value 06/13/16 5.21 4.20 9.20 11.57
{
Beta Advantage
}
® U.S. ESG Equity
Income Index 5.41 N/A N/A 12.73*
MSCI USA Value Index 2.38 0.32 7.80 8.93
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index 2.00 0.20 8.67 10.97*

FUND AT A GLANCE
(continued)
Columbia U.S. ESG Equity Income ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2023
The MSCI USA Value Index captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at April 30, 2023 )
Common Stocks 98.9
Exchange-Traded Equity Funds 0.7
Money Market Funds 0.4
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2023)
Consumer Staples 23 .3
Financials 18 .4
Information Technology 16 .1
Industrials 15 .4
Energy 9 .4
Communication Services 7 .6
Utilities 5 .4
Consumer Discretionary 2 .6
Materials 1 .0
Health Care 0 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2022 — April 30, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia International ESG Equity Income
ETF 1,000.00 1,000.00 1,244.50 1,022.56 2.50 2.26 0.45
Columbia U.S. ESG Equity Income ETF 1,000.00 1,000.00 1,052.10 1,023.06 1.78 1.76 0.35

PORTFOLIO OF INVESTMENTS
Columbia International ESG Equity Income ETF
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2023
Common Stocks 98 .6%
Issuer Shares Value ($)
Austria  0.4%
Verbund AG 335 29,920
Belgium  0.3%
Ageas SA/NV 456 20,333
Denmark  2.4%
AP Moller - Maersk A/S Class B 13 23,482
Coloplast A/S Class B 398 57,360
Novozymes A/S Class B 610 31,750
Orsted AS
(a)
562 50,495
Total 163,087
Finland  1.7%
Nokia OYJ 15,733 66,732
UPM-Kymmene OYJ 1,551 49,486
Total 116,218
Germany  22.8%
Allianz SE 1,202 301,827
Brenntag SE 447 36,410
Deutsche Post AG 2,883 138,516
Deutsche Telekom AG 9,629 232,593
E.ON SE 6,600 87,473
GEA Group AG 473 22,214
Knorr-Bremse AG 197 13,797
Merck KGaA
(b)
385 69,090
SAP SE 2,479 336,244
Siemens AG 1,879 308,880
Total 1,547,044
Hong Kong  2.2%
Hong Kong Exchanges & Clearing Ltd. 3,556 146,772
Italy  3.8%
Enel SpA 22,907 156,768
Eni SpA 6,728 102,101
Total 258,869
Japan  41.5%
Advantest Corp. 545 42,186
Aisin Corp. 402 11,735
Astellas Pharma, Inc. 5,224 78,572
Capcom Co. Ltd. 487 18,276
Chubu Electric Power Co., Inc. 1,859 20,738
Concordia Financial Group Ltd. 2,742 10,331
Dai-ichi Life Holdings, Inc. 2,728 50,377
Daito Trust Construction Co. Ltd. 175 16,541
Denso Corp. 1,153 69,020
ENEOS Holdings, Inc. 7,806 27,632
FUJIFILM Holdings Corp. 1,004 52,056
Hirose Electric Co. Ltd. 88 11,814
Hitachi Construction Machinery Co. Ltd. 306 7,483
Hitachi Ltd. 2,661 146,275
Ibiden Co. Ltd. 305 11,916
ITOCHU Corp. 3,534 116,585
Itochu Techno-Solutions Corp. 253 6,531
Japan Post Holdings Co. Ltd. 6,374 52,335
Japan Post Insurance Co. Ltd. 563 9,092
KDDI Corp. 4,334 135,210
Koito Manufacturing Co. Ltd. 586 11,254
Komatsu Ltd. 2,601 63,877
Konami Group Corp. 284 13,953
Lixil Corp. 812 12,714
Marubeni Corp. 4,500 63,452
Mitsubishi Corp. 3,593 132,411
Mitsubishi Estate Co. Ltd. 3,095 38,004
Mitsubishi Heavy Industries Ltd. 866 32,607
Mitsui & Co. Ltd. 4,046 125,660
Common Stocks (continued)
Issuer Shares Value ($)
Mizuho Financial Group, Inc. 6,965 100,512
MS&AD Insurance Group Holdings, Inc. 1,182 38,586
Murata Manufacturing Co. Ltd. 1,555 89,989
NEC Corp. 710 27,166
Nippon Telegraph & Telephone Corp. 6,328 192,817
Nitto Denko Corp. 425 27,342
Nomura Real Estate Holdings, Inc. 320 7,932
Ono Pharmaceutical Co. Ltd. 1,042 20,998
ORIX Corp. 3,467 58,562
Osaka Gas Co. Ltd. 1,036 17,149
Panasonic Holdings Corp. 6,273 58,669
SCSK Corp. 427 6,422
Seven & i Holdings Co. Ltd. 2,082 93,959
SoftBank Corp. 8,333 93,724
Sompo Holdings, Inc. 851 35,330
Sumitomo Chemical Co. Ltd. 4,018 13,515
Sumitomo Corp. 3,329 59,336
Sumitomo Mitsui Financial Group, Inc. 3,812 155,347
Sumitomo Mitsui Trust Holdings, Inc. 936 33,607
Terumo Corp. 1,788 53,260
Tokio Marine Holdings, Inc. 5,178 103,435
Tokyo Gas Co. Ltd. 1,107 22,690
Toshiba Corp. 1,195 38,615
Toyota Tsusho Corp. 571 23,525
Trend Micro, Inc. 394 19,155
USS Co. Ltd. 587 9,820
Z Holdings Corp. 7,799 21,227
Total 2,811,326
Netherlands  6.3%
Akzo Nobel NV 520 43,136
Koninklijke Ahold Delhaize NV 2,803 96,611
Shell PLC 9,381 289,114
Total 428,861
Norway  1.9%
DNB Bank ASA 2,663 46,629
Equinor ASA 2,801 79,908
Total 126,537
Spain  5.4%
Enagas SA 677 13,569
Endesa SA 943 21,207
Iberdrola SA 18,947 246,407
Naturgy Energy Group SA 372 11,622
Telefonica SA 15,296 69,658
Total 362,463
Sweden  6.1%
Assa Abloy AB Class B 2,895 68,838
Atlas Copco AB Class B 4,502 57,629
Epiroc AB Class B 1,117 19,177
H & M Hennes & Mauritz AB Class B 1,934 28,260
Hexagon AB Class B 6,058 69,012
Husqvarna AB Class B 1,227 10,563
Tele2 AB Class B 1,587 16,857
Telefonaktiebolaget LM Ericsson Class B 8,652 47,548
Volvo AB Class B 4,455 91,556
Total 409,440
Switzerland  0.9%
Kuehne + Nagel International AG 151 44,772
Temenos AG 188 15,774
Total 60,546
United Kingdom  2.9%
Ashtead Group PLC 1,282 73,751

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 9
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Lloyds Banking Group PLC 197,678 119,758
Total 193,509
Total Common Stocks
(Cost $5,873,370) 6,674,925
Money Market Funds 0 .5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.462%
(c)
33,910 33,910
Total Money Market Funds
(Cost $33,910) 33,910
Total Investments in Securities
(Cost $5,907,280) 6,708,835
Other Assets & Liabilities, Net 63,966
Net Assets 6,772,801
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April
30, 2023, the total value of these securities amounted to $50,495, which represents 0.75% of total net assets.
(b) Non-income producing investment.
(c) The rate shown is the seven-day current annualized yield at April 30, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2023
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 29,920 – – 29,920
Belgium 20,333 – – 20,333
Denmark 163,087 – – 163,087
Finland 116,218 – – 116,218
Germany 1,547,044 – – 1,547,044
Hong Kong 146,772 – – 146,772
Italy 258,869 – – 258,869
Japan 2,811,326 – – 2,811,326
Netherlands 428,861 – – 428,861
Norway 126,537 – – 126,537
Spain 362,463 – – 362,463
Sweden 409,440 – – 409,440
Switzerland 60,546 – – 60,546
United Kingdom 193,509 – – 193,509
Total Common Stocks 6,674,925 – – 6,674,925
Money Market Funds 33,910 – – 33,910
Total Investments in Securities 6,708,835 – – 6,708,835
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia U.S. ESG Equity Income ETF
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 11
Common Stocks 98.8%
Issuer Shares Value ($)
Communication Services  7.5%
Diversified Telecommunication Services 3.6%
Verizon Communications, Inc. 46,845 1,818,991
Media 3.9%
Comcast Corp. Class A 46,559 1,926,146
Fox Corp. Class B 1,507 46,024
Total 1,972,170
Total Communication Services 3,791,161
Consumer Discretionary  2.5%
Automobile Components 0.4%
BorgWarner, Inc. 2,596 124,946
Lear Corp. 659 84,128
Total 209,074
Broadline Retail 0.5%
eBay, Inc. 6,042 280,530
Distributors 0.3%
Pool Corp. 423 148,608
Hotels, Restaurants & Leisure 0.2%
Vail Resorts, Inc. 446 107,272
Specialty Retail 1.1%
Advance Auto Parts, Inc. 656 82,348
Best Buy Co., Inc. 2,197 163,720
Tractor Supply Co. 1,228 292,755
Total 538,823
Total Consumer Discretionary 1,284,307
Consumer Staples  23.0%
Beverages 10.9%
Coca-Cola Co. (The) 39,359 2,524,880
Keurig Dr Pepper, Inc. 9,804 320,591
Molson Coors Beverage Co. Class B 2,212 131,569
PepsiCo, Inc. 13,344 2,547,236
Total 5,524,276
Consumer Staples Distribution 2.3%
Kroger Co. (The) 7,926 385,441
Target Corp. 5,120 807,680
Total 1,193,121
Food Products 2.9%
Archer-Daniels-Midland Co. 6,055 472,774
General Mills, Inc. 6,558 581,236
Hormel Foods Corp. 3,216 130,055
Kellogg Co. 3,779 263,661
Total 1,447,726
Household Products 5.7%
Church & Dwight Co., Inc. 2,713 263,487
Procter & Gamble Co. (The) 16,840 2,633,439
Total 2,896,926
Personal Care Products 1.2%
Estee Lauder Cos., Inc. (The) Class A 2,568 633,577
Total Consumer Staples 11,695,626
Energy  9.3%
Energy Equipment & Services 2.2%
Halliburton Co. 10,051 329,170
Schlumberger NV 15,782 778,842
Total 1,108,012
Oil, Gas & Consumable Fuels 7.1%
Chevron Corp. 13,612 2,294,711
Kinder Morgan, Inc. 21,905 375,671
Phillips 66 5,260 520,740
Williams Cos., Inc. (The) 13,558 410,265
Total 3,601,387
Total Energy 4,709,399
Common Stocks (continued)
Issuer Shares Value ($)
Financials  18.2%
Banks 1.7%
Citizens Financial Group, Inc. 5,369 166,117
Regions Financial Corp. 10,401 189,922
Truist Financial Corp. 14,755 480,718
Total 836,757
Capital Markets 6.5%
Bank of New York Mellon Corp. (The) 8,999 383,267
Carlyle Group, Inc. (The) 2,335 70,821
CME Group, Inc. 3,994 741,965
Intercontinental Exchange, Inc. 6,156 670,573
Moody's Corp. 2,040 638,765
Raymond James Financial, Inc. 2,168 196,269
SEI Investments Co. 1,235 72,754
State Street Corp. 3,823 276,250
T Rowe Price Group, Inc. 2,448 274,984
Total 3,325,648
Consumer Finance 2.6%
American Express Co. 8,291 1,337,670
Financial Services 1.0%
Equitable Holdings, Inc. 4,112 106,871
Fidelity National Information Services, Inc. 6,560 385,203
Total 492,074
Insurance 6.4%
Aflac, Inc. 6,284 438,937
American International Group, Inc. 8,271 438,694
Chubb Ltd. 4,602 927,579
Lincoln National Corp. 1,872 40,679
MetLife, Inc. 7,350 450,775
Principal Financial Group, Inc. 2,717 202,933
Travelers Cos., Inc. (The) 2,605 471,870
Willis Towers Watson PLC 1,198 277,457
Total 3,248,924
Total Financials 9,241,073
Health Care  0.8%
Health Care Equipment & Supplies 0.2%
DENTSPLY SIRONA, Inc. 2,375 99,584
Health Care Providers & Services 0.6%
AmerisourceBergen Corp. 1,880 313,678
Total Health Care 413,262
Industrials  15.2%
Aerospace & Defense 0.8%
L3Harris Technologies, Inc. 2,115 412,742
Air Freight & Logistics 4.7%
CH Robinson Worldwide, Inc. 1,301 131,232
Expeditors International of Washington, Inc. 1,765 200,928
FedEx Corp. 2,580 587,672
United Parcel Service, Inc. Class B 8,138 1,463,294
Total 2,383,126
Building Products 1.5%
A O Smith Corp. 1,392 95,060
Fortune Brands Innovations, Inc. 1,418 91,730
Johnson Controls International PLC 7,616 455,741
Owens Corning 1,005 107,344
Total 749,875
Commercial Services & Supplies 0.9%
Cintas Corp. 965 439,818
Electrical Equipment 1.0%
Emerson Electric Co. 6,353 528,951
Industrial Conglomerates 1.3%
3M Co. 6,135 651,660

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Machinery 2.6%
Cummins, Inc. 1,547 363,607
Dover Corp. 1,551 226,694
IDEX Corp. 839 173,103
Parker-Hannifin Corp. 1,423 462,304
Pentair PLC 1,827 106,112
Total 1,331,820
Professional Services 2.4%
Automatic Data Processing, Inc. 4,599 1,011,780
Booz Allen Hamilton Holding Corp. 1,450 138,794
Robert Half International, Inc. 1,171 85,483
Total 1,236,057
Total Industrials 7,734,049
Information Technology  15.9%
Electronic Equipment, Instruments & Components 0.5%
CDW Corp. 1,506 255,403
IT Services 2.5%
International Business Machines Corp. 10,080 1,274,213
Semiconductors & Semiconductor Equipment 12.5%
Analog Devices, Inc. 5,623 1,011,465
Intel Corp. 46,126 1,432,673
KLA Corp. 1,540 595,272
Lam Research Corp. 1,498 785,072
Microchip Technology, Inc. 5,986 436,918
NXP Semiconductors NV 2,885 472,390
QUALCOMM, Inc. 12,411 1,449,605
Skyworks Solutions, Inc. 1,767 187,125
Total 6,370,520
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. 14,244 203,974
Total Information Technology 8,104,110
Materials  1.0%
Containers & Packaging 1.0%
Amcor PLC 16,534 181,378
Avery Dennison Corp. 888 154,938
Common Stocks (continued)
Issuer Shares Value ($)
Ball Corp. 3,473 184,694
Total 521,010
Total Materials 521,010
Utilities  5.4%
Electric Utilities 2.8%
Alliant Energy Corp. 2,796 154,171
Edison International 4,256 313,242
Eversource Energy 3,869 300,273
FirstEnergy Corp. 6,381 253,964
Xcel Energy, Inc. 6,100 426,451
Total 1,448,101
Gas Utilities 0.2%
UGI Corp. 2,322 78,669
Multi-Utilities 2.4%
Consolidated Edison, Inc. 3,953 389,252
NiSource, Inc. 4,511 128,383
Public Service Enterprise Group, Inc. 5,556 351,139
WEC Energy Group, Inc. 3,514 337,942
Total 1,206,716
Total Utilities 2,733,486
Total Common Stocks
(Cost $46,425,970) 50,227,483
Exchange-Traded Equity Funds 0.7%
Issuer Shares Value ($)
Financials  0.7%
Financial Select Sector SPDR Fund 10,689 354,554
Total Exchange-Traded Equity Funds
(Cost $336,838) 354,554
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.462%
(a)
216,414 216,414
Total Money Market Funds
(Cost $216,414) 216,414
Total Investments in Securities
(Cost $46,979,222) 50,798,451
Other Assets & Liabilities, Net 58,631
Net Assets 50,857,082
(a) The rate shown is the seven-day current annualized yield at April 30, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 13
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 3,791,161 – – 3,791,161
Consumer Discretionary 1,284,307 – – 1,284,307
Consumer Staples 11,695,626 – – 11,695,626
Energy 4,709,399 – – 4,709,399
Financials 9,241,073 – – 9,241,073
Health Care 413,262 – – 413,262
Industrials 7,734,049 – – 7,734,049
Information Technology 8,104,110 – – 8,104,110
Materials 521,010 – – 521,010
Utilities 2,733,486 – – 2,733,486
Total Common Stocks 50,227,483 – – 50,227,483
Exchange-Traded Equity Funds 354,554 – – 354,554
Money Market Funds 216,414 – – 216,414
Total Investments in Securities 50,798,451 – – 50,798,451
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Semiannual Report 2023
Columbia International
ESG Equity Income
ETF
Columbia U.S. ESG
Equity Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,907,280 and $46,979,222, respectively) $6,708,835 $50,798,451
Foreign currency (cost $7 and $–) 7 –
Receivable for:
Dividends 48,784 73,211
Reclaims receivable 17,649 –
Total assets 6,775,275 50,871,662
Liabilities
Payable for:
Investment management fees 2,474 14,580
Total liabilities 2,474 14,580
Net assets applicable to outstanding capital stock $6,772,801 $50,857,082
Represented by:
Paid-in capital $7,132,200 $48,435,523
Total distributable earnings (loss) (359,399) 2,421,559
Total - representing net assets applicable to outstanding capital stock $6,772,801 $50,857,082
Shares outstanding 250,000 1,350,000
Net asset value per share $27.09 $37.67

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 15
Columbia International
ESG Equity Income
ETF
Columbia U.S. ESG
Equity Income ETF
Investment Income:
Dividends - unaffiliated issuers $127,473 $669,008
Foreign taxes withheld (18,737) (687)
Total income 108,736 668,321
Expenses:
Investment management fees 14,171 77,179
Overdraft expense – 20
Total expenses 14,171 77,199
Net Investment Income 94,565 591,122
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 602,558 759,916
Foreign currency translations 736 –
Net realized gain 603,294 759,916
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 639,360 776,657
Foreign currency translations 944 –
Net change in unrealized appreciation 640,304 776,657
Net realized and unrealized gain 1,243,598 1,536,573
Net Increase in net assets resulting from operations $1,338,163 $2,127,695

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2023
Columbia International ESG Equity
Income ETF Columbia U.S. ESG Equity Income ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations
Net investment income $94,565 $189,359 $591,122 $728,029
Net realized gain (loss) 603,294 (999,466) 759,916 (1,906,661)
Net change in unrealized appreciation (depreciation) 640,304 (88,561) 776,657 2,400,148
Net increase (decrease) in net assets resulting from operations 1,338,163 (898,668) 2,127,695 1,221,516
Distributions to shareholders
Net investment income and net realized gains (62,303) (205,543) (566,961) (808,579)
Shareholder transactions
Proceeds from shares sold – 1,212,245 9,385,687 35,848,578
Cost of shares redeemed – – – (1,895,913)
Net increase in net assets resulting from shareholder
transactions – 1,212,245 9,385,687 33,952,665
Increase in net assets 1,275,860 108,034 10,946,421 34,365,602
Net Assets:
Net assets beginning of period 5,496,941 5,388,907 39,910,661 5,545,059
Net assets at end of period $6,772,801 $5,496,941 $50,857,082 $39,910,661
Capital stock activity
Shares outstanding, beginning of period 250,000 200,000 1,100,000 150,000
Subscriptions – 50,000 250,000 1,000,000
Redemptions – – – (50,000)
Shares outstanding, end of period 250,000 250,000 1,350,000 1,100,000

FINANCIAL HIGHLIGHTS
Columbia International ESG Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 17
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2023
(Unaudited) 2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of period $21.99 $26.94 $21.08 $25.78 $26.68 $30.59
Income (loss) from investment operations:
Net investment income 0.38 0.90 0.82 0.70 0.87 0.92
Net realized and unrealized gain (loss) 4.97 (4.85) 5.83 (4.71) 0.50 (3.32)
Total from investment operations 5.35 (3.95) 6.65 (4.01) 1.37 (2.40)
Less distributions to shareholders:
Net investment income (0.25) (1.00) (0.79) (0.69) (1.01) (0.94)
Net realized gains – – – – (1.26) (0.57)
Total distribution to shareholders (0.25) (1.00) (0.79) (0.69) (2.27) (1.51)
Net asset value, end of period $27.09 $21.99 $26.94 $21.08 $25.78 $26.68
Total Return at NAV 24.45% (14.97)% 31.60% (15.68)% 6.05% (8.25)%
Total Return at Market 24.36% (15.76)% 32.24% (15.02)% 8.74% (9.30)%
Ratios to average net assets:
Total gross expenses
(a)
0.45% 0.45% 0.45%
(b)
0.45%
(b)
0.45%
(b)
0.45%
Total net expenses
(a)(c)
0.45% 0.45% 0.45%
(b)
0.45%
(b)
0.45%
(b)
0.45%
Net investment income 3.00% 3.60% 3.07% 3.08% 3.43% 3.11%
Supplemental data
Net assets, end of
period
(in thousands) $6,773 $5,497 $5,389 $4,217 $5,157 $13,343
Portfolio turnover 63% 177% 90% 98% 76% 82%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. ESG Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2023
Year Ended October 31,
Six Months Ended
April 30, 2023
(Unaudited) 2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of period $ 36 .28 $ 36 .97 $ 25 .42 $ 28 .60 $ 28 .25 $ 30 .30
Income (loss) from investment operations:
Net investment income 0 .50 1 .00 0 .86 0 .78 0 .80 0 .77
Net realized and unrealized gain (loss) 1 .37 ( 0 .57 )
(a)
11 .53 ( 3 .15 ) 1 .44 0 .64
Total from investment operations 1 .87 0 .43 12 .39 ( 2 .37 ) 2 .24 1 .41
Less distributions to shareholders:
Net investment income ( 0 .48 ) ( 0 .88 ) ( 0 .84 ) ( 0 .74 ) ( 0 .78 ) ( 0 .75 )
Net realized gains – ( 0 .24 ) – ( 0 .07 ) ( 1 .11 ) ( 2 .71 )
Total distribution to shareholders ( 0 .48 ) ( 1 .12 ) ( 0 .84 ) ( 0 .81 ) ( 1 .89 ) ( 3 .46 )
Net asset value, end of period $ 37 .67 $ 36 .28 $ 36 .97 $ 25 .42 $ 28 .60 $ 28 .25
Total Return at NAV 5 .21% 1 .22% 49 .08% ( 8 .18 ) % 9 .19% 4 .35%
Total Return at Market 5 .11% 1 .27% 50 .13% ( 8 .64 ) % 9 .04% 4 .51%
Ratios to average net assets:
Total gross expenses
(b)
0 .35%
(c)
0 .35%
(c)
0 .35% 0 .35% 0 .35%
(c)
0 .35%
Total net expenses
(b)(d)
0 .35%
(c)
0 .35%
(c)
0 .35% 0 .35% 0 .35%
(c)
0 .35%
Net investment income 2 .68% 2 .73% 2 .55% 2 .98% 2 .94% 2 .55%
Supplemental data
Net assets, end of
period
(in thousands) $ 50,857 $ 39,911 $ 5,545 $ 5,084 $ 4,291 $ 4,239
Portfolio turnover 31% 167% 77% 77% 56% 61%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 19
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia International ESG Equity Income ETF and Columbia U.S. ESG Equity Income ETF. Each
Fund is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
20 Strategic Beta ETFs | Semiannual Report 2023
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 21
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2023
on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Fund
Effective investment
management
fee rate (%)
Columbia International ESG Equity Income ETF 0.45
Columbia U.S. ESG Equity Income ETF 0.35
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International ESG Equity Income ETF 5,907,280 923,643 (122,088) 801,555
Columbia U.S. ESG Equity Income ETF 46,979,222 4,520,792 (701,563) 3,819,229

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 23
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2023, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2023, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended April 30, 2023, the Funds did not have in-kind redemptions.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia International ESG Equity Income ETF 717,900 1,094,913 1,812,813
Columbia U.S. ESG Equity Income ETF 1,582,778 - 1,582,778
Fund Purchases ($)
Proceeds from
sales ($)
Columbia International ESG Equity Income ETF 3,923,522 3,940,878
Columbia U.S. ESG Equity Income ETF 13,914,678 14,003,324
Funds Contributions ($)
Columbia International ESG Equity Income ETF -
Columbia U.S. ESG Equity Income ETF 9,371,016

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2023
No Fund had borrowings during the six months ended April 30, 2023.
Note 8. Significant risks
Consumer concentration risk
Because Columbia U.S. ESG Equity Income ETF concentrates its investments in the discretionary/staples sectors, this
Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Environmental, social and governance investment research tools risk
The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment
Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ, and such data may be based on proprietary research based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The
Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors.
Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index.
The inability to assign an ESGM Rating to such companies may also affect the relative ESGM Ratings, and therefore the eligibility for inclusion in the Index, of companies that are assigned ESGM Ratings.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia International ESG Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia International ESG Equity Income ETF may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 25
Asia Pacific Region.
Columbia International ESG Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe.
Columbia International ESG Equity Income ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole.
As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK)
from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan
. Columbia International ESG Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Industrials sector risk
Columbia International ESG Equity Income ETF is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2023
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 27
or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2023
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022, through
December 31, 2022, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Semiannual Report 2023 29
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR271_10_N01_(06/23)
CET001792
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF

Strategic Beta ETFs | Semiannual Report 2023

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 23
Liquidity Risk Management Program 30
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
Columbia Diversified Fixed Income Allocation ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six segments, each focused on yield, quality, and liquidity of the particular eligible segment. The index will have exposure to the following six segments of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2023)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 10/12/17 8.47 1.11 1.56 1.02
Net Asset Value 10/12/17 8.35 0.02 1.55 1.00
{
Beta Advantage®
}
Multi-Sector Bond
Index 8.54 0.25 1.58 1.07
Bloomberg U.S Aggregate Bond
Index 6.91 -0.43 1.18 0.73

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2023
Quality breakdown (%) (at April 30, 2023)
AAA rating 32.8
A rating 0.1
BBB rating 20.1
BB rating 19.4
B rating 12.0
Not rated 15.6
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at April 30, 2023 )
Corporate Bonds 43.6
Foreign Government Obligations 23.2
U.S. Government & Agency Obligations 13.5
U.S. Treasury Obligations 17.5
Money Market Funds 2.2
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2022 — April 30, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 1,083.50 1,023.41 1.45 1.40 0.28

PORTFOLIO OF INVESTMENTS
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds 48 .4%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.0%
Arconic Corp.
6.125%, 02/15/28
(a)
390,000 384,828
Boeing Co. (The)
5.150%, 05/01/30 321,000 323,153
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 698,251
Spirit AeroSystems, Inc.
9.375%, 11/30/29
(a)
500,000 537,627
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 424,872
Textron, Inc.
3.000%, 06/01/30 86,000 76,767
3.900%, 09/17/29 23,000 21,780
TransDigm, Inc.
6.250%, 03/15/26
(a)
2,191,000 2,201,504
Total 4,668,782
Airlines 1.3%
Air Canada
3.875%, 08/15/26
(a)
587,000 543,290
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
690,000 677,843
5.750%, 04/20/29
(a)
1,993,000 1,895,582
Delta Air Lines, Inc.
7.375%, 01/15/26 737,000 776,801
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
550,000 512,233
Southwest Airlines Co.
2.625%, 02/10/30 50,000 42,928
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 97,403
4.625%, 04/15/29
(a)
1,756,000 1,589,180
Total 6,135,260
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 218,000 190,918
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 500,000 385,438
Total 576,356
Automotive 1.2%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
240,000 205,085
Aptiv PLC
4.350%, 03/15/29 100,000 97,051
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
466,000 463,343
Ford Motor Co.
3.250%, 02/12/32 982,000 759,278
Ford Motor Credit Co. LLC
3.375%, 11/13/25 820,000 761,617
General Motors Financial Co., Inc.
3.600%, 06/21/30 258,000 225,870
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 751,000 664,975
Lear Corp.
4.250%, 05/15/29 100,000 95,540
Nissan Motor Co. Ltd.
4.345%, 09/17/27
(a)
1,000,000 914,416
4.810%, 09/17/30
(a)
1,500,000 1,317,353
Total 5,504,528
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Banking 1.7%
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 480,817
Bank of America Corp.
2.482%, 09/21/36 788,000 602,272
3.846%, (US 5 Year CMT T-Note +
2.000%), 03/08/37
(b)
500,000 431,861
Barclays PLC
2.894%, (US 1 Year CMT T-Note +
1.300%), 11/24/32
(b)
700,000 560,162
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
500,000 487,573
Citizens Financial Group, Inc.
2.638%, 09/30/32 288,000 213,247
3.250%, 04/30/30 100,000 84,988
Deutsche Bank AG/New York NY
3.729%, 01/14/32 550,000 414,255
Fifth Third Bancorp
4.772%, 07/28/30 302,000 287,747
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
740,000 682,403
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
198,000 141,201
KeyCorp
Series MTN, 2.550%, 10/01/29 138,000 112,399
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
486,000 373,064
5.297%, 04/20/37 551,000 529,530
NatWest Group PLC
3.032%, (US 5 Year CMT T-Note +
2.350%), 11/28/35
(b)
500,000 391,190
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 175,090
Synchrony Financial
5.150%, 03/19/29 85,000 79,340
UniCredit SpA
5.459%, 06/30/35
(a)
1,252,000 1,064,527
7.296%, 04/02/34
(a)
200,000 191,662
Westpac Banking Corp.
2.668%, 11/15/35 499,000 391,589
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
190,000 180,146
Total 7,875,063
Brokerage/Asset Managers/Exchanges 0.5%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 86,752
CI Financial Corp.
3.200%, 12/17/30 260,000 193,169
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 154,062
3.625%, 10/01/31
(a)
450,000 250,714
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
350,000 295,398
Jefferies Financial Group, Inc.
2.750%, 10/15/32 150,000 119,198

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
346,000 310,677
Nasdaq, Inc.
1.650%, 01/15/31 180,000 143,564
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 248,187
3.103%, 01/16/30 200,000 171,142
Stifel Financial Corp.
4.000%, 05/15/30 180,000 158,746
Total 2,131,609
Building Materials 0.6%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
565,000 494,979
Martin Marietta Materials, Inc.
2.400%, 07/15/31 200,000 166,259
Masco Corp.
2.000%, 02/15/31 345,000 277,794
Owens Corning
3.875%, 06/01/30 200,000 187,507
Standard Industries, Inc.
3.375%, 01/15/31
(a)
344,000 272,591
4.375%, 07/15/30
(a)
1,050,000 904,784
Vulcan Materials Co.
3.500%, 06/01/30 316,000 289,838
Total 2,593,752
Cable and Satellite 2.5%
Altice Financing SA
5.000%, 01/15/28
(a)
380,000 307,755
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,000,000 822,886
4.750%, 03/01/30
(a)
1,538,000 1,323,929
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 484,000 390,238
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,080,000 1,028,640
CSC Holdings LLC
4.500%, 11/15/31
(a)
1,142,000 799,705
6.500%, 02/01/29
(a)
270,000 225,497
DISH DBS Corp.
5.250%, 12/01/26
(a)
1,752,000 1,337,230
5.750%, 12/01/28
(a)
1,325,000 944,419
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,380,000 1,281,831
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
596,000 567,895
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
29,000 26,680
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 186,427
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
800,000 690,995
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
940,000 864,398
VZ Secured Financing BV
5.000%, 01/15/32
(a)
775,000 646,906
Ziggo BV
4.875%, 01/15/30
(a)
350,000 301,144
Total 11,746,575
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chemicals 0.4%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
776,000 726,544
Dow Chemical Co. (The)
4.800%, 11/30/28 145,000 146,857
FMC Corp.
3.450%, 10/01/29 46,000 42,248
Huntsman International LLC
2.950%, 06/15/31 50,000 41,163
LYB International Finance III LLC
2.250%, 10/01/30 100,000 82,717
NewMarket Corp.
2.700%, 03/18/31 26,000 21,726
Nutrien Ltd.
2.950%, 05/13/30 70,000 62,351
Sherwin-Williams Co. (The)
2.950%, 08/15/29 185,000 167,353
Tronox, Inc.
4.625%, 03/15/29
(a)
500,000 415,288
Westlake Corp.
3.375%, 06/15/30 114,000 101,052
Total 1,807,299
Construction Machinery 0.3%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 414,690
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
714,000 668,540
United Rentals North America, Inc.
3.875%, 02/15/31 560,000 492,419
Total 1,575,649
Consumer Cyclical Services 1.3%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
772,000 674,506
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
447,000 430,800
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
1,008,000 875,769
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 430,170
Block Financial LLC
2.500%, 07/15/28 90,000 77,743
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
314,000 283,288
eBay, Inc.
2.600%, 05/10/31 216,000 183,768
Expedia Group, Inc.
2.950%, 03/15/31 46,000 38,868
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,132,000 1,014,666
5.750%, 04/15/26
(a)
325,000 322,623
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, 04/15/30
(a)
408,000 290,940
Service Corp International
3.375%, 08/15/30 435,000 370,656
Uber Technologies, Inc.
4.500%, 08/15/29
(a)
500,000 460,874
8.000%, 11/01/26
(a)
500,000 512,772
Total 5,967,443

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Products 0.4%
Coty, Inc.
5.000%, 04/15/26
(a)
300,000 292,943
Haleon US Capital LLC
3.625%, 03/24/32 1,000,000 917,242
Hasbro, Inc.
3.900%, 11/19/29 420,000 385,621
Whirlpool Corp.
2.400%, 05/15/31 60,000 49,452
4.750%, 02/26/29 63,000 62,922
Total 1,708,180
Diversified Manufacturing 1.0%
Carlisle Cos., Inc.
2.750%, 03/01/30 250,000 215,444
Carrier Global Corp.
2.722%, 02/15/30 605,000 529,662
Chart Industries, Inc.
7.500%, 01/01/30
(a)
600,000 618,866
Dover Corp.
2.950%, 11/04/29 80,000 72,157
Flowserve Corp.
3.500%, 10/01/30 128,000 113,027
Raytheon Technologies Corp.
4.125%, 11/16/28 206,000 203,181
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,094,000 1,022,532
Vertiv Group Corp.
4.125%, 11/15/28
(a)
600,000 542,097
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 366,022
7.250%, 06/15/28
(a)
857,000 880,785
Xylem, Inc.
2.250%, 01/30/31 160,000 135,354
Total 4,699,127
Electric 1.8%
AES Corp. (The)
2.450%, 01/15/31 100,000 82,071
Ameren Corp.
3.500%, 01/15/31 112,000 101,981
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 83,705
Avangrid, Inc.
3.800%, 06/01/29 29,000 27,347
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 699,542
5.125%, 03/15/28
(a)
395,000 365,960
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
915,000 782,552
4.750%, 03/15/28
(a)
126,000 119,791
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 210,486
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 415,175
4.250%, 06/01/28 38,000 37,192
Duke Energy Corp.
2.450%, 06/01/30 331,000 284,167
Entergy Corp.
2.400%, 06/15/31 380,000 317,046
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 154,718
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
IPALCO Enterprises, Inc.
4.250%, 05/01/30 140,000 129,935
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 440,501
2.250%, 06/01/30 95,000 80,731
NRG Energy, Inc.
3.625%, 02/15/31
(a)
439,000 355,224
3.875%, 02/15/32
(a)
607,000 489,997
Pacific Gas and Electric Co.
2.500%, 02/01/31 178,000 144,214
4.550%, 07/01/30 70,000 65,069
PG&E Corp.
5.000%, 07/01/28 130,000 122,546
5.250%, 07/01/30 840,000 774,440
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 161,888
Puget Energy, Inc.
4.100%, 06/15/30 240,000 224,516
Southern Co. (The)
Series A, 3.700%, 04/30/30 342,000 320,530
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 777,508
5.625%, 02/15/27
(a)
427,000 416,387
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 163,326
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 288,837
Total 8,637,382
Environmental 0.2%
Republic Services, Inc.
1.750%, 02/15/32 48,000 38,787
2.375%, 03/15/33 305,000 254,256
Waste Connections, Inc.
4.250%, 12/01/28 237,000 233,649
Waste Management, Inc.
1.150%, 03/15/28 305,000 263,204
1.500%, 03/15/31 131,000 106,153
Total 896,049
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 1,158,000 947,420
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 448,000 367,256
Aon Corp.
2.800%, 05/15/30 400,000 353,226
Blackstone Secured Lending Fund
2.850%, 09/30/28 150,000 123,425
First American Financial Corp.
4.000%, 05/15/30 100,000 90,975
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
420,000 385,370
GATX Corp.
4.700%, 04/01/29 86,000 84,521
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
596,049 532,105
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 360,833
OneMain Finance Corp.
7.125%, 03/15/26 1,391,000 1,354,823
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
435,000 409,796

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
500,000 404,327
Total 5,414,077
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 24,000 22,845
Aramark Services, Inc.
5.000%, 02/01/28
(a)
483,000 459,431
Campbell Soup Co.
2.375%, 04/24/30 49,000 42,144
Constellation Brands, Inc.
3.150%, 08/01/29 369,000 339,421
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
300,000 296,878
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 100,260
General Mills, Inc.
4.200%, 04/17/28 30,000 29,839
Ingredion, Inc.
2.900%, 06/01/30 55,000 48,360
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
472,000 451,035
5.750%, 04/01/33
(a)
240,000 230,263
JM Smucker Co. (The)
2.375%, 03/15/30 245,000 212,290
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 332,818
Kraft Heinz Foods Co.
3.750%, 04/01/30 275,000 261,036
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
630,000 576,906
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 36,657
2.500%, 04/15/30 129,000 111,742
Mondelez International, Inc.
2.750%, 04/13/30 187,000 166,048
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
100,000 90,919
5.500%, 10/15/27
(a)
767,000 751,751
Pilgrim's Pride Corp.
3.500%, 03/01/32 240,000 193,471
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,044,000 942,537
Sysco Corp.
5.950%, 04/01/30 95,000 101,489
US Foods, Inc.
6.250%, 04/15/25
(a)
612,000 614,563
Total 6,412,703
Foreign Agencies 3.5%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 1,846,000 1,475,689
DP World Crescent Ltd.
Series REGS, 4.848%, 09/26/28 3,850,000 3,855,855
Ecopetrol SA
4.625%, 11/02/31 1,376,000 1,030,849
6.875%, 04/29/30 203,000 181,830
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 200,000 190,327
Series REGS, 5.375%, 04/24/30 1,830,000 1,679,175
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 930,548
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series REGS, 3.650%, 07/30/29 732,000 687,903
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 1,100,000 1,123,885
Petroleos Mexicanos
6.625%, 06/15/35 4,800,000 3,352,985
6.700%, 02/16/32 279,000 214,998
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 614,000 554,236
4.500%, 06/18/29 1,000,000 954,277
Total 16,232,557
Foreign Government Obligations 0.5%
Ecopetrol SA
8.875%, 01/13/33 2,500,000 2,423,280
Gaming 2.1%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
500,000 456,291
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
1,710,000 1,712,356
7.000%, 02/15/30
(a)
575,000 580,556
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
75,000 75,553
CDI Escrow Issuer, Inc.
5.750%, 04/01/30
(a)
650,000 626,847
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 179,551
Las Vegas Sands Corp.
3.200%, 08/08/24 175,000 169,316
3.500%, 08/18/26 1,325,000 1,244,204
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
1,160,000 961,882
Sands China Ltd.
5.900%, 08/08/28 1,780,000 1,729,643
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
700,000 547,763
VICI Properties LP
5.125%, 05/15/32 500,000 477,160
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
846,000 698,447
5.625%, 08/26/28
(a)
200,000 174,461
Total 9,634,030
Health Care 2.4%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 244,056
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 172,655
Baxter International, Inc.
2.539%, 02/01/32 518,000 426,419
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 247,899
Boston Scientific Corp.
2.650%, 06/01/30 59,000 52,174
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
83,000 76,641
8.000%, 03/15/26
(a)
130,000 129,103
Cigna Corp.
2.400%, 03/15/30 240,000 207,824
4.375%, 10/15/28 10,000 9,934
CommonSpirit Health
2.782%, 10/01/30 48,000 41,159
3.347%, 10/01/29 30,000 27,100

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CVS Health Corp.
3.250%, 08/15/29 565,000 520,120
DaVita, Inc.
3.750%, 02/15/31
(a)
1,666,000 1,335,330
4.625%, 06/01/30
(a)
508,000 442,717
DH Europe Finance II Sarl
2.600%, 11/15/29 24,000 21,658
GE HealthCare Technologies, Inc.
5.905%, 11/22/32
(a)
525,000 561,868
HCA, Inc.
3.500%, 09/01/30 425,000 382,457
Hologic, Inc.
3.250%, 02/15/29
(a)
548,000 492,916
IQVIA, Inc.
5.000%, 05/15/27
(a)
525,000 511,948
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 68,683
Medline Borrower LP
3.875%, 04/01/29
(a)
2,036,000 1,781,075
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 142,950
PerkinElmer, Inc.
3.300%, 09/15/29 400,000 362,653
Quest Diagnostics, Inc.
2.800%, 06/30/31 78,000 68,222
Smith & Nephew PLC
2.032%, 10/14/30 376,000 306,256
Stryker Corp.
1.950%, 06/15/30 310,000 262,970
Tenet Healthcare Corp.
4.875%, 01/01/26 1,317,000 1,296,652
6.125%, 06/15/30
(a)
515,000 511,538
6.250%, 02/01/27 61,000 60,751
Universal Health Services, Inc.
2.650%, 10/15/30 290,000 241,321
Total 11,007,049
Healthcare Insurance 0.3%
Centene Corp.
3.000%, 10/15/30 880,000 751,246
Elevance Health, Inc.
2.550%, 03/15/31 500,000 431,245
Humana, Inc.
2.150%, 02/03/32 226,000 182,850
Total 1,365,341
Healthcare REIT 0.4%
Healthcare Realty Holdings LP
3.100%, 02/15/30 256,000 222,233
Healthpeak OP LLC
3.000%, 01/15/30 150,000 132,719
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 463,133
4.625%, 08/01/29 290,000 219,581
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 82,573
3.625%, 10/01/29 276,000 231,815
Physicians Realty LP
2.625%, 11/01/31 150,000 119,276
Ventas Realty LP
4.400%, 01/15/29 97,000 92,598
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Welltower OP LLC
2.800%, 06/01/31 230,000 193,109
Total 1,757,037
Home Construction 0.1%
NVR, Inc.
3.000%, 05/15/30 90,000 80,824
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, 01/15/29
(a)
400,000 297,083
Total 377,907
Independent Energy 1.4%
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 514,688
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,020,000 877,288
6.750%, 03/01/29
(a)
84,000 76,034
ConocoPhillips
4.300%, 08/15/28 76,000 75,566
Coterra Energy, Inc.
4.375%, 03/15/29 230,000 220,710
Devon Energy Corp.
4.500%, 01/15/30 224,000 214,635
Diamondback Energy, Inc.
3.500%, 12/01/29 206,000 190,723
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
17,000 16,921
EQT Corp.
7.000%, 02/01/30 240,000 253,468
MEG Energy Corp.
7.125%, 02/01/27
(a)
26,000 26,642
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
600,000 592,911
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,109,000 1,021,926
Occidental Petroleum Corp.
6.625%, 09/01/30 1,487,000 1,585,921
Pioneer Natural Resources Co.
2.150%, 01/15/31 376,000 314,799
Southwestern Energy Co.
4.750%, 02/01/32 853,000 753,683
Total 6,735,915
Industy 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30 226,000 198,705
Integrated Energy 0.1%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
320,000 305,384
Leisure 1.1%
Carnival Corp.
4.000%, 08/01/28
(a)
1,000,000 867,054
5.750%, 03/01/27
(a)
539,000 443,540
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
500,000 537,531
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 618,404
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 270,038
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
695,000 699,281
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 471,856

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(a)
1,230,000 1,304,907
Total 5,212,611
Life Insurance 0.2%
Athene Holding Ltd.
3.500%, 01/15/31 162,000 134,360
6.150%, 04/03/30 12,000 12,025
Corebridge Financial, Inc.
3.900%, 04/05/32
(a)
480,000 421,891
Globe Life, Inc.
2.150%, 08/15/30 200,000 162,942
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
420,000 381,754
Total 1,112,972
Lodging 0.3%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 177,248
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
1,311,000 1,118,700
Hyatt Hotels Corp.
4.375%, 09/15/28 66,000 63,904
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 284,000 275,482
Total 1,635,334
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 73,126
Media and Entertainment 1.6%
Activision Blizzard, Inc.
1.350%, 09/15/30 271,000 220,072
AMC Networks, Inc.
4.250%, 02/15/29 335,000 232,182
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
657,000 593,460
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 198,652
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
796,000 510,803
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 160,000 133,350
4.750%, 03/30/30 52,000 51,129
News Corp.
3.875%, 05/15/29
(a)
664,000 589,588
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
1,405,000 1,236,072
Paramount Global
4.950%, 01/15/31 31,000 28,796
RELX Capital, Inc.
3.000%, 05/22/30 290,000 260,715
ROBLOX Corp.
3.875%, 05/01/30
(a)
404,000 341,326
TEGNA, Inc.
4.625%, 03/15/28 155,000 138,006
5.000%, 09/15/29 901,000 791,797
Univision Communications, Inc.
4.500%, 05/01/29
(a)
876,000 755,270
6.625%, 06/01/27
(a)
290,000 279,216
Warnermedia Holdings, Inc.
4.279%, 03/15/32
(a)
1,280,000 1,137,698
Total 7,498,132
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Media Cable 0.6%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,675,000 1,469,970
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
300,000 256,905
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,416,000 1,196,744
Total 2,923,619
Metals and Mining 0.6%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
434,000 441,354
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
740,000 643,842
Freeport-McMoRan, Inc.
4.625%, 08/01/30 346,000 329,499
Newmont Corp.
2.250%, 10/01/30 174,000 146,712
Novelis Corp.
4.750%, 01/30/30
(a)
580,000 524,985
Nucor Corp.
2.700%, 06/01/30 99,000 87,505
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 84,117
Steel Dynamics, Inc.
3.250%, 01/15/31 94,000 83,671
Vale Overseas Ltd.
3.750%, 07/08/30 334,000 298,483
Total 2,640,168
Midstream 2.0%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 263,432
Cheniere Energy Partners LP
4.000%, 03/01/31 548,000 489,774
Cheniere Energy, Inc.
4.625%, 10/15/28 480,000 458,147
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 699,240
DT Midstream, Inc.
4.125%, 06/15/29
(a)
464,000 411,667
4.375%, 06/15/31
(a)
800,000 696,111
Enbridge, Inc.
3.125%, 11/15/29 217,000 197,187
5.700%, 03/08/33 300,000 311,790
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
681,000 560,881
6.500%, 07/01/27
(a)
209,000 203,770
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 368,000 367,313
ITT Holdings LLC
6.500%, 08/01/29
(a)
413,000 342,826
Kinder Morgan, Inc.
2.000%, 02/15/31 235,000 191,065
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 473,102
MPLX LP
2.650%, 08/15/30 422,000 360,531
National Fuel Gas Co.
2.950%, 03/01/31 36,000 29,195
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
738,000 710,430

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
ONEOK, Inc.
4.350%, 03/15/29 8,000 7,651
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 236,000 213,432
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 88,000 85,304
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 468,000 411,207
TransCanada PipeLines Ltd.
4.250%, 05/15/28 296,000 289,479
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
125,000 112,536
4.125%, 08/15/31
(a)
1,130,000 1,001,317
Western Midstream Operating LP
3.350%, 02/01/25 2,000 1,916
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 407,782
3.500%, 11/15/30 102,000 93,294
Total 9,390,379
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 346,000 283,061
Corporate Office Properties LP
2.000%, 01/15/29 123,000 94,965
Highwoods Realty LP
2.600%, 02/01/31 136,000 98,938
Kilroy Realty LP
3.050%, 02/15/30 228,000 174,469
Office Properties Income Trust
2.400%, 02/01/27 27,000 17,284
Piedmont Operating Partnership LP
3.150%, 08/15/30 128,000 96,949
Total 765,666
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 113,000 103,379
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 525,718
6.250%, 05/15/26 589,000 580,326
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 330,176
Total 1,436,220
Other Industry 0.2%
Coherent Corp.
5.000%, 12/15/29
(a)
980,000 881,678
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 97,141
Total 978,819
Other REIT 0.6%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 49,965
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 342,504
CubeSmart LP
2.000%, 02/15/31 98,000 78,032
Digital Realty Trust LP
3.600%, 07/01/29 146,000 131,228
EPR Properties
3.750%, 08/15/29 222,000 177,161
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Extra Space Storage LP
2.550%, 06/01/31 240,000 197,986
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
262,000 232,344
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 258,000 221,155
Life Storage LP
2.200%, 10/15/30 240,000 197,198
LXP Industrial Trust
2.700%, 09/15/30 236,000 191,406
Safehold GL Holdings LLC
2.800%, 06/15/31 110,000 87,194
Service Properties Trust
4.350%, 10/01/24 496,000 473,194
WP Carey, Inc.
2.400%, 02/01/31 300,000 245,454
Total 2,624,821
Other Utility 0.1%
American Water Capital Corp.
3.750%, 09/01/28 145,000 140,621
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 260,588
Total 401,209
Packaging 1.0%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 219,197
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
300,000 244,345
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 754,367
Avery Dennison Corp.
2.650%, 04/30/30 282,000 241,547
Ball Corp.
2.875%, 08/15/30 88,000 73,810
3.125%, 09/15/31 1,000,000 831,384
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 395,000 386,804
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26
(a)
1,340,000 1,359,746
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
665,000 598,446
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 194,166
Total 4,903,812
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 382,000 319,163
Rayonier LP
2.750%, 05/17/31 150,000 124,671
Suzano Austria GmbH
3.750%, 01/15/31 405,000 343,442
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 83,127
WRKCo, Inc.
3.000%, 06/15/33 280,000 228,764
Total 1,099,167
Pharmaceuticals 1.1%
AbbVie, Inc.
3.200%, 11/21/29 309,000 285,515

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Amgen, Inc.
2.000%, 01/15/32 600,000 486,371
5.250%, 03/02/33 800,000 822,763
Biogen, Inc.
2.250%, 05/01/30 175,000 148,425
Gilead Sciences, Inc.
1.650%, 10/01/30 435,000 359,860
Jazz Securities DAC
4.375%, 01/15/29
(a)
714,000 656,995
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 552,097
5.125%, 04/30/31
(a)
1,290,000 1,148,239
Royalty Pharma PLC
2.200%, 09/02/30 200,000 164,092
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 384,000 326,276
Viatris, Inc.
2.700%, 06/22/30 228,000 185,662
Zoetis, Inc.
2.000%, 05/15/30 268,000 227,295
Total 5,363,590
Property & Casualty 0.3%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 158,464
Assurant, Inc.
2.650%, 01/15/32 40,000 30,952
Brown & Brown, Inc.
2.375%, 03/15/31 256,000 209,971
Enstar Group Ltd.
3.100%, 09/01/31 101,000 79,263
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 255,223
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 130,426
3.400%, 06/15/30 426,000 376,586
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 64,320
Markel Corp.
3.350%, 09/17/29 44,000 40,390
Willis North America, Inc.
4.500%, 09/15/28 121,000 117,827
Total 1,463,422
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 446,422
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 380,000 292,725
Refining 0.1%
Marathon Petroleum Corp.
3.800%, 04/01/28 87,000 83,480
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 496,286
Phillips 66 Co.
3.150%, 12/15/29
(a)
120,000 108,219
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,686
Total 708,671
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
120,000 112,470
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 10/15/30
(a)
2,157,000 1,885,638
Starbucks Corp.
2.550%, 11/15/30 395,000 345,863
Yum! Brands, Inc.
3.625%, 03/15/31 768,000 679,453
4.625%, 01/31/32 493,000 460,156
Total 3,483,580
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 80,234
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 90,000 76,661
Brixmor Operating Partnership LP
4.050%, 07/01/30 105,000 94,734
4.125%, 05/15/29 110,000 100,735
Federal Realty Investment Trust
3.500%, 06/01/30 24,000 21,302
Kimco Realty OP LLC
2.700%, 10/01/30 29,000 24,325
Kite Realty Group Trust
4.750%, 09/15/30 195,000 178,105
Regency Centers LP
3.700%, 06/15/30 117,000 106,777
Spirit Realty LP
3.200%, 02/15/31 60,000 50,230
STORE Capital Corp.
2.750%, 11/18/30 240,000 176,133
Total 829,002
Retailers 0.7%
Advance Auto Parts, Inc.
3.900%, 04/15/30 134,000 122,459
AutoNation, Inc.
4.750%, 06/01/30 120,000 113,174
AutoZone, Inc.
4.000%, 04/15/30 148,000 140,839
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 474,328
Best Buy Co., Inc.
1.950%, 10/01/30 125,000 102,696
Dollar General Corp.
3.500%, 04/03/30 108,000 99,908
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
600,000 511,210
Lowe's Cos., Inc.
2.625%, 04/01/31 250,000 214,898
3.650%, 04/05/29 371,000 353,509
O'Reilly Automotive, Inc.
4.200%, 04/01/30 320,000 309,075
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,000,000 945,073
Ross Stores, Inc.
1.875%, 04/15/31 150,000 121,575
Total 3,508,744
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,116,000 989,346
4.625%, 01/15/27
(a)
247,000 239,035
Total 1,228,381

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Technology 4.6%
Amdocs Ltd.
2.538%, 06/15/30 160,000 136,095
Amphenol Corp.
2.800%, 02/15/30 212,000 189,830
Autodesk, Inc.
2.850%, 01/15/30 120,000 107,030
Avnet, Inc.
3.000%, 05/15/31 295,000 241,197
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
560,000 505,759
Block, Inc.
3.500%, 06/01/31 1,128,000 918,865
Broadcom, Inc.
3.137%, 11/15/35
(a)
800,000 619,478
3.469%, 04/15/34
(a)
820,000 677,568
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 142,424
2.900%, 12/01/29 45,000 39,542
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 290,000 250,666
CGI, Inc.
2.300%, 09/14/31 45,000 36,006
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
436,000 392,665
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,500,000 1,350,376
CommScope, Inc.
4.750%, 09/01/29
(a)
1,720,000 1,387,800
6.000%, 03/01/26
(a)
143,000 136,448
Dell International LLC / EMC Corp.
5.300%, 10/01/29 500,000 505,430
Entegris Escrow Corp.
5.950%, 06/15/30
(a)
600,000 570,010
Equinix, Inc.
2.150%, 07/15/30 836,000 687,084
Fidelity National Information Services, Inc.
2.250%, 03/01/31 190,000 153,966
Fortinet, Inc.
2.200%, 03/15/31 70,000 57,924
Global Payments, Inc.
3.200%, 08/15/29 326,000 288,579
GoTo Group, Inc.
5.500%, 09/01/27
(a)
844,000 474,160
HP, Inc.
2.650%, 06/17/31 506,000 412,107
Imola Merger Corp.
4.750%, 05/15/29
(a)
896,000 775,969
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 235,078
5.250%, 07/15/30
(a)
812,000 748,530
Jabil, Inc.
3.000%, 01/15/31 250,000 213,297
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 112,801
Keysight Technologies, Inc.
3.000%, 10/30/29 75,000 67,020
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 224,575
Leidos, Inc.
2.300%, 02/15/31 350,000 283,826
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 167,214
Micron Technology, Inc.
4.663%, 02/15/30 250,000 239,372
Motorola Solutions, Inc.
4.600%, 05/23/29 296,000 290,427
MSCI, Inc.
3.875%, 02/15/31
(a)
374,000 327,788
4.000%, 11/15/29
(a)
485,000 437,172
NCR Corp.
5.125%, 04/15/29
(a)
575,000 497,438
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
964,000 907,365
NetApp, Inc.
2.700%, 06/22/30 250,000 216,285
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 44,000 39,537
Open Text Corp.
3.875%, 02/15/28
(a)
456,000 404,157
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
971,000 830,064
Oracle Corp.
2.875%, 03/25/31 1,217,000 1,049,440
Qorvo, Inc.
4.375%, 10/15/29 134,000 121,836
Rakuten Group, Inc.
6.250%, 10/22/71
(a)
600,000 341,655
S&P Global, Inc.
4.250%, 05/01/29 151,000 149,354
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
490,000 435,363
Sensata Technologies BV
4.000%, 04/15/29
(a)
600,000 541,782
ServiceNow, Inc.
1.400%, 09/01/30 338,000 272,481
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
677,000 655,363
VMware, Inc.
2.200%, 08/15/31 228,000 180,722
Vontier Corp.
2.950%, 04/01/31 275,000 218,156
Western Union Co. (The)
2.750%, 03/15/31 44,000 35,232
Workday, Inc.
3.800%, 04/01/32 300,000 273,856
Total 21,574,164
Tobacco 0.3%
Altria Group, Inc.
4.800%, 02/14/29 390,000 387,411
BAT Capital Corp.
2.259%, 03/25/28 435,000 377,731
Vector Group Ltd.
5.750%, 02/01/29
(a)
530,000 474,463
Total 1,239,605
Transportation Services 0.2%
FedEx Corp.
2.400%, 05/15/31 500,000 424,656
GXO Logistics, Inc.
2.650%, 07/15/31 590,000 463,955
Total 888,611

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wireless 1.6%
Altice Financing SA
5.750%, 08/15/29
(a)
1,000,000 798,095
Altice France SA
5.500%, 10/15/29
(a)
2,096,000 1,571,411
American Tower Corp.
1.875%, 10/15/30 250,000 200,915
3.800%, 08/15/29 19,000 17,809
Crown Castle, Inc.
2.100%, 04/01/31 400,000 326,370
SBA Communications Corp.
3.125%, 02/01/29 848,000 727,189
3.875%, 02/15/27 472,000 439,750
T-Mobile USA, Inc.
3.875%, 04/15/30 1,757,000 1,655,365
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
334,000 284,423
VMware, Inc.
4.700%, 05/15/30 208,000 201,233
Vodafone Group PLC
7.000%, 04/04/79 1,213,000 1,239,756
Total 7,462,316
Wirelines 1.4%
AT&T, Inc.
2.550%, 12/01/33 1,122,000 902,683
4.300%, 02/15/30 37,000 35,921
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
886,000 777,304
Iliad Holding SASU
7.000%, 10/15/28
(a)
1,170,000 1,111,869
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
744,000 433,126
4.625%, 09/15/27
(a)
380,000 234,275
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
830,000 554,014
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,400,000 1,337,818
Verizon Communications, Inc.
2.355%, 03/15/32 1,520,000 1,247,500
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
54,000 40,842
Total 6,675,352
Total Corporate Bonds
(Cost $250,172,203) 226,431,292
Foreign Government Obligations
(d) ,(e)
25 .7%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 8,037,000 4,421,932
Brazilian Government International Bond
3.875%, 06/12/30 7,007,000 6,261,056
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 4,718,000 4,434,212
Canadian Government Bond
1.250%, 06/01/30 CAD 7,106,000 4,719,008
Colombia Government International Bond
3.125%, 04/15/31 4,232,000 3,135,074
7.500%, 02/02/34 1,500,000 1,435,570
Dominican Republic International Bond
Series REGS, 4.500%, 01/30/30 276,000 244,319
Series REGS, 4.875%, 09/23/32 5,612,000 4,838,201
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Export-Import Bank of India
Series REGS, 3.250%, 01/15/30 307,000 274,631
Series REGS, 2.250%, 01/13/31 2,000,000 1,637,091
French Republic Government Bond OAT
2.500%, 05/25/30 EUR 3,820,000 4,173,304
1.500%, 05/25/31 EUR 25,000 25,257
Gautemala Government Bond
5.375%, 04/24/32 1,000,000 975,254
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 3,071,000 2,397,088
Series REGS, 6.250%, 09/22/32 1,500,000 1,558,263
Indonesia Government International Bond
3.850%, 10/15/30 447,000 430,155
Series REGS, 8.500%, 10/12/35 1,256,000 1,656,863
Series REGS, 7.750%, 01/17/38 2,260,000 2,872,831
Italy Buoni Poliennali Del Tesoro
Series 31Y, 6.000%, 05/01/31 EUR 3,706,000 4,684,998
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 225,585
Series 368, 0.200%, 09/20/32 JPY 326,000,000 2,364,379
Series 366, 0.200%, 03/20/32 JPY 200,000,000 1,454,478
Mexico Government International Bond
2.659%, 05/24/31 5,085,000 4,302,521
Morocco Government International Bond
6.500%, 09/08/33 1,600,000 1,660,313
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 4,334,000 2,527,691
Series 0531, 1.500%, 05/15/31 NZD 3,598,000 1,834,090
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 48,020,000 3,985,688
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 4,000,000 4,092,385
Panama Government International Bond
6.700%, 01/26/36 4,200,000 4,527,118
2.252%, 09/29/32 690,000 534,105
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 940,000 909,313
Series REGS, 2.739%, 01/29/33 1,000,000 805,452
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 965,000 963,801
Series REGS, 4.700%, 06/06/32 1,500,000 1,529,285
Peruvian Government International Bond
8.750%, 11/21/33 312,000 398,740
2.783%, 01/23/31 5,501,000 4,768,253
3.000%, 01/15/34 1,260,000 1,055,084
Philippine Government International Bond
9.500%, 02/02/30 3,766,000 4,815,610
3.000%, 02/01/28 614,000 581,289
Republic of South Africa Government
International Bond
4.300%, 10/12/28 248,000 222,951
4.850%, 09/30/29 4,150,000 3,729,635
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 2,832,000 2,364,143
7.125%, 01/17/33 744,000 797,221
Serbia International Bond
Series REGS, 6.500%, 09/26/33 2,000,000 2,030,802
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,252,244
Series EMTN, 4.226%, 03/14/28 800,000 766,105

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2023
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 10,370,000 1,005,656
Series 1062, 0.125%, 05/12/31 SEK 37,300,000 3,057,974
Series 1061, 0.750%, 11/12/29 SEK 30,000 2,641
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,391,000 3,310,594
0.138%, 06/22/29 CHF 56,000 59,193
United Kingdom Gilt
4.750%, 12/07/30 GBP 3,200,000 4,331,808
Uruguay Government International Bond
5.750%, 10/28/34 1,400,000 1,554,221
4.375%, 01/23/31 2,463,000 2,483,869
Total Foreign Government Obligations
(Cost $131,083,110) 120,479,344
U.S. Government & Agency Obligations 15 .0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.2%
1.500%, 05/15/53
(f)
3,950,000 3,113,171
2.000%, 05/15/53
(f)
29,290,000 24,366,191
2.500%, 05/15/53
(f)
17,270,000 14,953,054
3.000%, 05/15/53
(f)
1,290,000 1,158,682
3.500%, 05/15/53
(f)
1,229,000 1,141,914
4.000%, 05/15/53
(f)
2,745,000 2,623,834
4.500%, 05/15/53
(f)
3,710,000 3,626,670
5.000%, 05/15/53
(f)
4,300,000 4,275,308
5.500%, 05/15/53
(f)
1,900,000 1,915,586
Total 57,174,410
Federal Home Loan Mortgage Corporation 2.2%
2.500%, 08/01/50 5,401,009 4,687,401
3.000%, 01/01/50 248,069 224,636
3.000%, 02/01/50 253,198 229,677
3.000%, 08/01/50 3,686,848 3,332,376
3.500%, 08/01/47 473,902 447,841
3.500%, 08/01/49 133,593 125,412
3.500%, 09/01/49 162,896 152,888
3.500%, 10/01/49 179,223 168,174
3.500%, 11/01/49 176,228 165,633
3.500%, 02/01/50 201,380 189,597
4.000%, 08/01/49 142,084 137,568
4.000%, 09/01/49 177,122 171,309
Total 10,032,512
Federal National Mortgage Association 0.6%
3.000%, 12/01/49 233,202 211,547
3.000%, 01/01/50 309,102 280,399
3.000%, 01/01/50 243,675 220,669
3.000%, 02/01/50 239,028 216,618
3.000%, 03/01/50 250,424 226,794
3.500%, 04/01/49 49,929 46,906
3.500%, 08/01/49 138,559 130,576
3.500%, 09/01/49 263,686 247,515
3.500%, 09/01/49 156,324 146,705
3.500%, 10/01/49 165,461 155,880
3.500%, 12/01/49 187,480 175,865
3.500%, 02/01/50 188,616 177,620
4.000%, 09/01/47 202,950 197,358
4.000%, 03/01/48 369,878 359,834
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 05/01/49 40,572 39,292
Total 2,833,578
Total U.S. Government & Agency
Obligations
(Cost $72,583,653) 70,040,500
U.S. Treasury Obligations 19 .5%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 9.5%
3.074%, 06/15/23 5,000,000 4,970,484
3.208%, 07/13/23 15,000,000 14,850,395
3.494%, 08/10/23 25,000,000 24,650,225
Total 44,471,104
U.S. Treasury Bond 7.0%
2.250%, 02/15/52 1,510,000 1,126,602
2.375%, 02/15/42 14,186,000 11,446,329
2.875%, 05/15/52 3,058,000 2,616,501
3.000%, 08/15/52 1,985,000 1,743,388
3.250%, 05/15/42 13,702,000 12,689,337
3.625%, 02/15/53 3,158,000 3,131,354
4.000%, 11/15/52 37,000 39,278
Total 32,792,789
U.S. Treasury Note 3.0%
1.875%, 02/15/32 2,627,000 2,322,022
2.750%, 08/15/32 3,233,000 3,059,731
2.875%, 05/15/32 2,161,000 2,068,482
3.500%, 02/15/33 4,084,000 4,108,249
4.125%, 11/15/32 2,143,000 2,262,204
Total 13,820,688
Total U.S. Treasury Obligations
(Cost $93,039,229) 91,084,581
Money Market Funds 2 .5%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.335%
(g)
11,557,613 11,557,613
Total Money Market Funds
(Cost $11,557,613) 11,557,613
Total Investments in Securities
(Cost $558,435,808) 519,593,330
Other Assets & Liabilities, Net (51,852,621)
Net Assets 467,740,709

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 17
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to
$123,856,281, which represents 26.48% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of April 30, 2023.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at April 30, 2023.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2023
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 226,431,292 – 226,431,292
Foreign Government Obligations – 120,479,344 – 120,479,344
U.S. Government & Agency Obligations – 70,040,500 – 70,040,500
U.S. Treasury Obligations – 91,084,581 – 91,084,581
Money Market Funds 11,557,613 – – 11,557,613
Total Investments in Securities 11,557,613 508,035,717 – 519,593,330
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 19
Assets
Investments in securities, at value
Unaffiliated issuers (cost $558,435,808) $519,593,330
Cash 786,109
Foreign currency (cost $85) 87
Receivable for:
Interest 4,674,027
Investments sold on a delayed delivery basis 2,099,609
Investments sold 654,527
Reclaims receivable 52,703
Dividends 38,768
Total assets 527,899,160
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 59,862,010
Investments purchased 189,216
Investment management fees 107,225
Total liabilities 60,158,451
Net assets applicable to outstanding capital stock $467,740,709
Represented by:
Paid-in capital $616,613,797
Total distributable earnings (loss) (148,873,088)
Total - representing net assets applicable to outstanding capital stock $467,740,709
Shares outstanding 26,200,000
Net asset value per share $17.85

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2023
Investment Income:
Interest $10,535,647
Dividends - unaffiliated issuers 165,877
Total income 10,701,524
Expenses:
Investment management fees 718,251
Overdraft expense 1,347
Total expenses 719,598
Net Investment Income 9,981,926
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (6,672,852)
In-kind transactions - unaffiliated issuers (27,972,906)
Foreign currency translations 18,226
Net realized loss (34,627,532)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 68,878,501
Foreign currency translations 24,102
Net change in unrealized appreciation 68,902,603
Net realized and unrealized gain 34,275,071
Net Increase in net assets resulting from operations $44,256,997

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 21
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations
Net investment income $9,981,926 $25,418,310
Net realized loss (34,627,532) (106,543,345)
Net change in unrealized appreciation (depreciation) 68,902,603 (112,910,989)
Net increase (decrease) in net assets resulting from operations 44,256,997 (194,036,024)
Distributions to shareholders
Net investment income and net realized gains (10,280,598) (26,247,144)
Shareholder transactions
Proceeds from shares sold 63,420,790 114,913,729
Cost of shares redeemed (201,687,337) (538,110,640)
Net decrease in net assets resulting from shareholder transactions (138,266,547) (423,196,911)
Decrease in net assets (104,290,148) (643,480,079)
Net Assets:
Net assets beginning of period 572,030,857 1,215,510,936
Net assets at end of period $467,740,709 $572,030,857
Capital stock activity
Shares outstanding, beginning of period 34,050,000 57,100,000
Subscriptions 3,600,000 5,850,000
Redemptions (11,450,000) (28,900,000)
Shares outstanding, end of period 26,200,000 34,050,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2023
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2023
(Unaudited) 2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of period $ 16 .80 $ 21 .29 $ 21 .36 $ 20 .78 $ 18 .86 $ 19 .94
Income (loss) from investment operations:
Net investment income 0 .34 0 .54 0 .50 0 .60 0 .72 0 .67
Net realized and unrealized gain (loss) 1 .05 ( 4 .48 ) ( 0 .04 ) 0 .57 1 .91 ( 1 .13 )
Total from investment operations 1 .39 ( 3 .94 ) 0 .46 1 .17 2 .63 ( 0 .46 )
Less distributions to shareholders:
Net investment income ( 0 .34 ) ( 0 .55 ) ( 0 .53 ) ( 0 .59 ) ( 0 .71 ) ( 0 .62 )
Total distribution to shareholders ( 0 .34 ) ( 0 .55 ) ( 0 .53 ) ( 0 .59 ) ( 0 .71 ) ( 0 .62 )
Net asset value, end of period $ 17 .85 $ 16 .80 $ 21 .29 $ 21 .36 $ 20 .78 $ 18 .86
Total Return at NAV 8 .35% ( 18 .80 ) % 2 .16% 5 .71% 14 .21% ( 2 .32 ) %
Total Return at Market 8 .47% ( 18 .87 ) % 1 .97% 5 .69% 14 .78% ( 2 .68 ) %
Ratios to average net assets:
Total gross expenses
(a)
0 .28%
(b)
0 .28%
(b)
0 .28% 0 .28% 0 .28% 0 .28%
(b)
Total net expenses
(a)(c)
0 .28%
(b)
0 .28%
(b)
0 .28% 0 .28% 0 .28% 0 .24%
(b)
Net investment income 3 .89% 2 .78% 2 .34% 2 .87% 3 .62% 3 .49%
Supplemental data
Net assets, end of
period
(in thousands) $ 467,741 $ 572,031 $ 1,215,511 $ 536,060 $ 193,227 $ 84,884
Portfolio turnover 91% 198% 171% 156% 171% 140%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 23
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2023
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 25
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2023
and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
558,435,808 2,013,618 (40,856,096) (38,842,478)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 27
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $463,647,957 and $483,350,526, respectively, for the six months ended April 30, 2023, of which
$13,178,063 and $14,476,320, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2023, the cost basis of securities contributed was $47,780,960.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2023, the in-kind redemption cost basis was $195,021,472, the proceeds from sales were
$167,048,566 and the net realized loss was $27,972,906.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2023.
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
48,764,474 19,015,843 67,780,317

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2023
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 29
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2023
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022, through
December 31, 2022, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR290_10_N01_(06/23)
CET001793
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF

Strategic Beta ETFs | Semiannual Report 2023

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 24
Liquidity Risk Management Program 31
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since June 2022
William (Bill) Callagy
Portfolio Manager
Managed Fund since June 2022
Investment objective
Columbia Multi-Sector Municipal Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market, which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five segments of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible segment. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed segments with their respective weightings are as follows: Municipal Core Revenue
Segment (45%); Municipal Health Care Segment (20%); Municipal High-Quality Revenue Segment (15%);
The Municipal Core General Obligation Segment (10%); and the Municipal High Yield Segment (10%). Each
segment of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity. The rules for each segment can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2023)
Inception
6 Months
cumulative 1 Year Life
Market Price 10/10/18 7.81 3.21 2.75
Net Asset Value 10/10/18 7.71 3.21 2.72
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index 8.00 3.23 2.63
Bloomberg Municipal Bond Index 7.65 2.87 2.18

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2023
Quality breakdown (%) (at April 30, 2023)
AAA rating 8.6
AA rating 36.4
A rating 41.3
BBB rating 4.9
BB rating 7.9
B rating 0.6
Not rated 0.3
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top ten states/territories (%) (at April 30, 2023)
New York 16 .3
Texas 10 .0
New Jersey 9 .9
Illinois 8 .0
Florida 6 .6
Pennsylvania 5 .7
Colorado 4 .3
Connecticut 3 .8
Ohio 3 .1
Michigan 2 .7
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2022— April 30, 2023
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 1,077.10 1,023.65 1.18 1.15 0.23

PORTFOLIO OF INVESTMENTS
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2023
Municipal Bonds 98 .6%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.7%
County of Jefferson AL Sewer Revenue,
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 119,245
0.000%, 10/01/34
(a)
225,000 98,885
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 525,000 557,719
Sumter County Industrial Development
Authority
(Mandatory Put 07/15/32)
Revenue Bonds
6.000%, 07/15/52 750,000 675,154
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 248,958
4.000%, 09/01/36 525,000 528,536
Total Alabama 2,228,497
Alaska 0.0%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 105,022
Arizona 2.2%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 12/01/39 470,000 477,820
Arizona Industrial Development Authority
Revenue Bonds
3.000% 02/01/45, Series A 110,000 88,883
6.000% 07/01/47
(b)
330,000 335,655
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 150,377
City of Phoenix Civic Improvement Corp.
Revenue Bonds
5.000% 07/01/25, Series B 500,000 512,236
4.000% 07/01/28, Series B 975,000 988,488
5.000% 07/01/36, Series D 1,500,000 1,628,381
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 315,000 335,345
4.000%, 01/01/38 1,720,000 1,691,900
Maricopa County Special Health Care
District
Series C
5.000%, 07/01/31 510,000 565,224
Total Arizona 6,774,309
California 0.0%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 124,887
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Colorado 4.3%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 168,230
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 99,875
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 284,360
5.000%, 12/01/27 160,000 171,450
5.000%, 11/15/29 325,000 347,946
5.000%, 12/01/29 555,000 601,217
5.000%, 11/15/30 2,700,000 3,009,358
5.000%, 12/01/30 150,000 166,912
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-2 200,000 214,286
4.000% 08/01/37, Series A 370,000 368,174
4.000% 08/01/38, Series A-1 500,000 494,698
5.000% 11/01/39, Series A 180,000 189,270
5.000% 11/15/41, Series A 250,000 273,660
5.000% 08/01/44, Series A-2 1,200,000 1,247,167
5.000% 11/01/44, Series A 700,000 725,226
4.000% 11/15/46, Series A 715,000 677,626
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 229,364
Denver City & County School District No 1
4.000%, 12/01/31 500,000 520,144
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 97,324
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,124,650
4.000% 03/15/30, Series L 250,000 264,795
5.000% 12/15/33, Series A 1,000,000 1,155,528
4.000% 12/15/36, Series A 500,000 513,863
3.000% 12/15/37, Series A 250,000 227,865
Total Colorado 13,172,988
Connecticut 3.7%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 166,208
2.000% 11/15/36, Series B-3 250,000 194,796
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 2,052,880
5.000% 07/01/33, Series A 235,000 257,884
5.000% 07/01/35, Series A 265,000 286,070
4.000% 07/01/38, Series A 200,000 184,451
3.000% 07/01/39, Series A 345,000 266,160
5.000% 12/01/45 775,000 789,987

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 234,364
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 08/01/28, Series A 450,000 472,165
5.000% 01/01/29, Series A 520,000 576,586
5.000% 09/01/30, Series A 325,000 350,301
5.000% 10/01/31, Series B 125,000 139,869
5.000% 01/01/33, Series A 260,000 286,750
5.000% 05/01/33, Series A 465,000 547,078
5.000% 08/01/34, Series A 345,000 362,053
5.000% 05/01/35, Series A 450,000 521,077
4.000% 05/01/36, Series A 745,000 783,006
4.000% 09/01/36, Series A 750,000 766,985
5.000% 11/01/36, Series D 750,000 858,742
4.000% 05/01/37, Series A 750,000 779,041
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 691,607
Total Connecticut 11,568,060
Delaware 0.8%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 591,907
5.000%, 10/01/40 715,000 761,026
5.000%, 10/01/45 1,205,000 1,270,585
Total Delaware 2,623,518
District of Columbia 1.9%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 503,604
5.000% 04/01/36 450,000 474,267
4.000% 07/15/40 130,000 125,048
District of Columbia
5.000% 10/15/32, Series A 200,000 228,356
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 267,851
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/28, Series A 900,000 911,993
5.000% 10/01/29, Series A 875,000 946,380
5.000% 10/01/30 200,000 213,345
5.000% 10/01/30, Series A 750,000 830,030
5.000% 10/01/32, Series A 350,000 390,755
5.000% 10/01/33, Series A 450,000 500,628
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 102,527
0.000% 10/01/37, Series A
(a)
500,000 259,861
Total District of Columbia 5,754,645
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Florida 6.5%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 162,401
Brevard County Health Facilities Authority
Revenue Bonds
4.000% 04/01/36 140,000 140,227
5.000% 04/01/42, Series A 1,500,000 1,608,272
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 144,895
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 757,045
4.000% 07/01/35, Series B 390,000 394,579
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 137,004
5.000%, 10/01/31 395,000 432,953
5.000%, 10/01/32 385,000 421,682
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 306,549
4.000%, 09/01/30 250,000 260,799
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 163,434
4.000%, 07/01/39 500,000 463,217
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 1,000,000 1,014,966
5.000% 10/01/32, Series A 250,000 253,810
5.000% 10/01/33, Series A 1,000,000 1,013,334
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/25 315,000 330,164
5.000% 10/01/30, Series B 250,000 262,943
5.000% 10/01/32, Series A 640,000 673,172
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,000,000 1,068,322
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 534,998
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 203,983
4.000% 06/01/36, Series A
(b)
400,000 311,338
4.000% 06/01/41, Series A
(b)
200,000 144,052

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 273,282
5.000%, 10/01/27 255,000 271,746
4.000%, 10/01/35 275,000 280,318
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 168,680
JEA Electric System Revenue
Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 1,010,097
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 612,708
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 881,999
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 210,722
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 207,579
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 360,000 402,667
5.000% 08/01/30, Series D 685,000 718,726
School Board of Miami-Dade County (The)
Revenue Bonds
5.000% 05/01/30, Series A 195,000 201,160
5.000% 11/01/31, Series D 145,000 149,275
5.000% 05/01/32, Series A 285,000 296,642
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,045,351
5.000% 07/01/34, Series A 250,000 286,580
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 370,000 345,156
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 160,014
5.000%, 10/01/34 1,000,000 1,066,776
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 205,401
Total Florida 19,999,018
Georgia 2.3%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 483,843
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Atlanta GA Airport Passenger
Facility Charge
Revenue Bonds
5.000% 07/01/36, Series C 200,000 221,412
4.000% 07/01/37, Series D 1,000,000 1,008,285
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 198,293
5.750%, 11/01/29 785,000 938,754
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 530,991
5.000%, 02/15/42 805,000 833,499
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 176,042
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,156,853
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 210,923
State of Georgia
4.000% 02/01/26, Series A-2 215,000 216,853
5.000% 02/01/27, Series A 200,000 213,109
5.000% 02/01/28, Series A-2 500,000 544,745
5.000% 07/01/28, Series F 460,000 501,616
Total Georgia 7,235,218
Hawaii 0.6%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 368,642
State of Hawaii
5.000% 01/01/26 500,000 529,144
5.000% 08/01/26, Series EO 200,000 205,105
5.000% 10/01/27, Series FH 325,000 350,637
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 384,906
Total Hawaii 1,838,434
Illinois 7.9%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 145,088
5.000% 12/01/30, Series A 150,000 156,312
0.000% 12/01/31, Series A
(a)
355,000 258,777
0.000% 12/01/31, Series B-1
(a)
220,000 160,376
5.000% 12/01/33, Series A 850,000 886,941
5.000% 12/01/34, Series A 350,000 362,124
5.000% 12/01/35, Series A 250,000 258,873
5.250% 12/01/35, Series C 130,000 131,337
4.000% 12/01/36, Series B 1,200,000 1,115,881
5.000% 12/01/36, Series A 300,000 305,631
5.000% 12/01/37, Series A 600,000 609,226
5.000% 12/01/38, Series A 1,800,000 1,815,706
5.250% 12/01/39, Series C 875,000 879,645

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 12/01/41, Series A 250,000 251,620
5.000% 12/01/42, Series A 200,000 198,757
4.000% 12/01/43, Series A 1,500,000 1,314,156
5.000% 12/01/47, Series A 1,000,000 992,963
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 196,287
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 555,000 570,156
5.000% 01/01/31, Series B 450,000 463,936
5.000% 01/01/33, Series A 550,000 562,568
5.000% 01/01/33, Series B 330,000 355,517
5.000% 01/01/34, Series A 500,000 510,461
5.000% 01/01/34, Series B 675,000 727,226
5.000% 01/01/34, Series C 500,000 526,568
5.000% 01/01/35, Series B 350,000 368,616
4.000% 01/01/36, Series A 195,000 201,222
City of Chicago
0.000% 01/01/31, Series C
(a)
320,000 237,837
4.000% 01/01/34, Series B 188,000 187,784
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 192,697
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 689,208
5.000% 07/01/28 115,000 124,652
5.000% 07/01/31 140,000 151,758
5.000% 08/15/33, Series A 250,000 286,462
4.000% 08/15/37, Series A 500,000 495,812
4.125% 08/15/37, Series C 840,000 820,114
4.125% 11/15/37, Series A 235,000 227,172
4.000% 08/15/41, Series A 600,000 581,345
5.500% 08/01/43, Series A
(b)
500,000 500,634
4.125% 05/01/45 170,000 168,945
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 988,061
5.000% 01/01/31, Series C 150,000 171,250
4.000% 12/01/31, Series A 320,000 329,431
5.000% 12/01/31, Series A 435,000 460,234
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(a)
100,000 81,649
0.000% 12/15/29, Series A
(a)
160,000 123,401
0.000% 06/15/30
(a)
370,000 292,091
0.000% 06/15/30, Series A
(a)
415,000 314,008
0.000% 06/15/36, Series A
(a)
540,000 304,400
0.000% 12/15/36, Series A
(a)
750,000 407,772
0.000% 12/15/41, Series B
(a)
280,000 114,224
5.000% 06/15/42, Series B 1,000,000 1,020,288
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 201,906
State of Illinois
4.000% 06/01/33 100,000 101,278
4.000% 03/01/39, Series A 200,000 195,622
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 237,068
Total Illinois 24,333,073
Indiana 0.3%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 140,212
Indiana Finance Authority
Revenue Bonds
5.000% 02/01/26, Series A 160,000 169,471
3.000% 11/01/30, Series A 150,000 138,298
4.000% 11/01/33, Series C 100,000 103,064
5.000% 12/01/35, Series A 150,000 156,221
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 110,248
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 226,880
Total Indiana 1,044,394
Iowa 0.3%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/31 500,000 550,563
2.250% 01/01/32, Series D 150,000 135,528
5.000% 05/15/43, Series A 160,000 123,236
Total Iowa 809,327
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 667,085
Kentucky 0.5%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 257,137
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 305,649
4.000%, 10/01/35 1,000,000 1,003,690
Total Kentucky 1,566,476
Louisiana 0.4%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 628,264
State of Louisiana
5.000% 08/01/25, Series C 220,000 225,550
5.000% 08/01/27, Series B 230,000 246,925
Total Louisiana 1,100,739

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maine 0.2%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 500,000 475,552
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 96,246
Total Maine 571,798
Maryland 2.7%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 73,107
County of Howard
Series B
5.000%, 02/15/28 225,000 245,733
County of Montgomery, Series A
5.000%, 11/01/26 150,000 161,952
5.000%, 12/01/27 250,000 258,390
5.000%, 08/01/30 300,000 351,270
County of Prince George's
Series A
4.000%, 07/15/30 150,000 160,897
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 226,242
2.200% 09/01/36, Series C 350,000 282,968
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 162,478
5.000% 05/15/45, Series A 250,000 257,327
5.500% 01/01/46, Series A 750,000 766,410
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 110,560
Maryland Water Infrastructure Financing
Administration
Revenue Bonds
2.800%, 03/01/26 150,000 148,874
3.000%, 03/01/30 310,000 310,497
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 344,915
State of Maryland
5.000% 03/15/26, Series A 305,000 324,836
4.000% 06/01/27 430,000 435,173
5.000% 08/01/30, Series A 1,500,000 1,723,810
5.000% 03/01/31, Series A 415,000 490,451
5.000% 03/15/31, Series 2 140,000 162,737
5.000% 03/15/31, Series A 895,000 992,034
5.000% 03/15/32, Series 2 265,000 302,335
Total Maryland 8,292,996
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Massachusetts 2.4%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 274,566
5.000% 07/01/28, Series A 200,000 215,154
5.000% 03/01/29, Series A 150,000 170,871
5.000% 11/01/30, Series E 325,000 382,335
5.000% 07/01/31, Series B 790,000 850,154
5.000% 11/01/31, Series E 250,000 277,407
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 380,568
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 402,768
5.000% 10/01/25 250,000 252,743
5.000% 07/01/34, Series E 110,000 114,637
5.000% 07/01/36, Series I 150,000 157,106
5.000% 07/01/36, Series K 150,000 161,816
4.000% 07/01/38, Series K 150,000 140,576
5.000% 10/01/38 400,000 394,498
4.000% 07/01/40 200,000 172,897
5.000% 07/01/41, Series I 350,000 354,511
5.000% 07/01/43, Series J2 850,000 886,483
5.000% 07/01/44, Series A 200,000 196,945
Massachusetts Housing Finance Agency
Series B-2
Revenue Bonds
0.900%, 06/01/26 475,000 435,892
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 268,890
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 517,867
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 491,259
Total Massachusetts 7,499,943
Michigan 2.7%
City of Detroit
5.000% 04/01/35 400,000 414,562
5.000% 04/01/46, Series A 725,000 724,011
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 155,713
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 227,955

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 218,939
5.000% 07/01/31, Series C 865,000 927,910
Michigan Finance Authority
Revenue Bonds
5.000% 07/01/27, Series C-3 1,500,000 1,533,693
5.000% 10/01/29, Series B 275,000 297,188
5.000% 07/01/31, Series C-3 350,000 358,358
5.000% 07/01/32, Series C-3 500,000 508,855
3.125% 12/01/35, Series A 100,000 93,550
5.000% 11/15/41 450,000 460,700
3.250% 11/15/42 150,000 125,424
5.000% 12/01/42, Series A-MI 605,000 627,978
4.000% 02/15/44, Series A 500,000 480,897
5.000% 11/01/44, Series A 1,000,000 1,021,192
Michigan State Building Authority
Series I
Revenue Bonds
5.000%, 04/15/32 155,000 163,527
Total Michigan 8,340,452
Minnesota 0.8%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 194,273
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 199,621
City of Minneapolis, Series A
Revenue Bonds
5.000%, 11/15/33 200,000 215,349
6.000%, 07/01/43 100,000 100,058
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 318,935
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 97,806
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 1,009,617
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 280,574
Total Minnesota 2,416,233
Mississippi 0.1%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 177,898
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($)
State of Mississippi
Series C
5.000%, 10/01/26 100,000 105,181
Total Mississippi 283,079
Missouri 2.0%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 500,000 483,202
4.000% 07/01/46, Series A 1,600,000 1,529,184
Health & Educational Facilities Authority of
The State of Missouri
Revenue Bonds
5.000% 05/15/40 1,000,000 798,037
4.000% 05/15/42, Series A 950,000 929,774
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 138,567
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 979,186
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 799,163
4.000%, 12/01/32 200,000 204,636
4.000%, 12/01/33 120,000 122,413
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 94,243
Total Missouri 6,078,405
Montana 0.1%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 343,970
Nebraska 0.1%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 308,834
New Jersey 9.8%
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 131,995
4.000% 11/01/27, Series A 370,000 384,028
5.000% 06/15/30, Series B 210,000 230,788
3.125% 07/01/31, Series A 145,000 141,639
5.000% 06/15/32, Series EEE 175,000 191,377
6.000% 07/01/32, Series A 200,000 200,123
4.000% 06/15/34, Series QQQ 350,000 359,766
4.000% 07/01/34, Series A 1,065,000 1,075,599
5.000% 06/15/36, Series AAA 525,000 552,432
5.000% 11/01/36, Series A 675,000 752,430
4.000% 06/15/37, Series QQQ 200,000 200,778

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 06/15/44 1,000,000 970,104
New Jersey Educational Facilities Authority
Revenue Bonds
5.000%, 06/15/28 135,000 137,350
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 229,917
5.000% 10/01/36 1,325,000 1,410,516
5.000% 10/01/37 1,105,000 1,171,495
4.000% 07/01/44 435,000 418,150
New Jersey Housing & Mortgage Finance
Agency
Revenue Bonds
4.000% 04/01/24, Series D 265,000 265,677
4.000% 04/01/25, Series D 225,000 226,043
4.250% 10/01/37, Series I 495,000 485,037
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 164,737
0.000% 12/15/26, Series C
(a)
210,000 186,093
5.000% 06/15/27, Series A-1 385,000 405,393
0.000% 12/15/27, Series A
(a)
300,000 256,752
0.000% 12/15/27, Series C
(a)
350,000 300,908
5.000% 06/15/28, Series A-1 240,000 253,091
0.000% 12/15/28, Series A
(a)
335,000 276,115
5.000% 06/15/29, Series BB-1 245,000 269,357
0.000% 12/15/29, Series A
(a)
850,000 674,477
5.000% 06/15/30, Series A 480,000 506,994
0.000% 12/15/30, Series C
(a)
225,000 173,295
5.000% 06/15/31, Series BB 115,000 126,113
5.000% 06/15/32, Series D 385,000 396,209
5.250% 06/15/32, Series C 445,000 458,819
0.000% 12/15/32, Series C
(a)
2,000,000 1,442,720
0.000% 12/15/32, Series A
(a)
595,000 416,260
5.000% 12/15/32, Series A 1,500,000 1,637,553
5.000% 06/15/33, Series A 1,000,000 1,125,017
5.000% 06/15/33, Series BB-1 1,250,000 1,367,326
0.000% 12/15/33, Series C
(a)
705,000 485,345
5.000% 06/15/34, Series 2014 250,000 279,894
0.000% 12/15/34, Series A
(a)
815,000 512,257
0.000% 12/15/34, Series A
(a)
130,000 81,499
0.000% 12/15/34, Series C
(a)
250,000 163,108
5.000% 12/15/34, Series A 820,000 891,289
4.750% 06/15/35, Series AA 350,000 359,967
0.000% 12/15/35, Series A
(a)
165,000 97,100
4.000% 06/15/36, Series A 850,000 860,251
4.000% 06/15/36, Series AA 120,000 121,208
5.000% 06/15/36, Series AA 945,000 1,052,968
4.000% 06/15/37, Series BB 250,000 251,025
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 1,260,000 1,339,159
5.000% 01/01/32, Series B 255,000 280,060
5.000% 01/01/32, Series E 930,000 976,226
4.000% 01/01/33, Series G 225,000 234,750
5.000% 01/01/33, Series A 270,000 275,958
5.000% 01/01/33, Series B 750,000 823,604
5.000% 01/01/34, Series A 205,000 220,814
5.000% 01/01/34, Series E 395,000 408,179
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 01/01/36, Series G 435,000 471,853
Total New Jersey 30,158,987
New Mexico 0.1%
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 415,571
New York 16.1%
Albany Capital Resource Corp.
Revenue Bonds
4.000%, 07/01/41 250,000 190,676
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 134,014
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 156,901
City of New York
5.000% 08/01/25, Series C 350,000 366,259
5.000% 08/01/25, Series J 115,000 115,542
5.000% 08/01/27, Series A 735,000 770,103
5.000% 08/01/27, Series C-1 175,000 191,731
5.000% 08/01/27, Series E 150,000 164,312
5.000% 08/01/28, Series A 390,000 404,663
5.000% 08/01/28, Series A-1 455,000 509,219
5.000% 08/01/28, Series C 620,000 658,005
5.000% 08/01/29, Series A-1 500,000 570,978
5.000% 08/01/30, Series 1 605,000 663,993
5.000% 04/01/32, Series L-5 240,000 282,495
5.000% 08/01/32, Series C-1 580,000 674,486
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 290,220
3.000% 07/01/36, Series B 320,000 260,635
5.000% 07/01/45, Series A
(b)
500,000 499,857
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 310,000 337,245
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 189,305
5.250% 09/01/29, Series C 140,000 159,545
5.000% 09/01/34 810,000 908,789
5.000% 09/01/34, Series A 400,000 463,097
5.000% 09/01/37, Series A 250,000 280,679
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 287,724
5.000% 11/15/27, Series C-1 250,000 258,074
5.000% 11/15/28, Series C-1 635,000 679,665
5.000% 11/15/31, Series C-1 560,000 599,494
5.000% 11/15/31, Series D 380,000 398,369
5.000% 11/15/31, Series D-1 705,000 730,185
5.000% 11/15/32, Series D 1,590,000 1,702,172
5.000% 11/15/33, Series D-1 555,000 579,741
4.000% 11/15/35, Series C-1 850,000 851,450
5.000% 11/15/35, Series B 305,000 317,264

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 127,377
New York City Housing Development Corp.
Series A
Revenue Bonds
2.650%, 05/01/27 280,000 270,520
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/28, Series BB-2 530,000 583,655
5.000% 06/15/28, Series CC-2 705,000 766,530
5.000% 06/15/28, Series EE 245,000 250,906
5.000% 06/15/28, Series FF 200,000 209,659
5.000% 06/15/28, Series HH 380,000 398,269
5.000% 06/15/29, Series AA-2 230,000 264,324
5.000% 06/15/29, Series FF 640,000 671,326
5.000% 06/15/29, Series GG 150,000 157,342
5.000% 06/15/29, Series GG-2 500,000 557,210
5.000% 06/15/30, Series AA-2 335,000 392,759
5.000% 06/15/30, Series EE 125,000 146,551
5.000% 06/15/30, Series GG-1 505,000 592,127
5.000% 06/15/31, Series DD 430,000 513,298
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 654,616
2.400%, 11/15/35 350,000 295,241
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/28 365,000 402,042
5.000%, 07/01/29 415,000 448,057
5.000%, 10/01/29 160,000 175,012
5.000%, 07/01/30 295,000 310,485
5.000%, 10/01/30 340,000 365,341
5.000%, 08/01/31 200,000 195,646
5.000%, 10/01/31 310,000 332,745
5.000%, 08/01/32 390,000 380,680
5.000%, 05/01/33 400,000 417,433
5.000%, 07/01/33 525,000 585,855
5.000%, 08/01/33 110,000 106,852
5.000%, 10/01/33 670,000 727,306
5.000%, 07/01/34 500,000 552,908
4.000%, 10/01/34 300,000 317,012
4.000%, 07/01/35 1,030,000 1,073,175
5.000%, 07/01/35 450,000 473,685
5.000%, 10/01/35 420,000 476,147
5.000%, 05/01/38 750,000 813,364
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 543,009
5.000% 06/15/31 265,000 271,620
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 250,000 231,624
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 222,417
5.000% 01/01/30, Series K 590,000 611,522
5.000% 01/01/31, Series K 160,000 165,840
4.000% 01/01/36, Series O 250,000 267,001
4.000% 01/01/38, Series B 150,000 149,951
4.000% 01/01/41, Series O 1,000,000 1,009,198
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 206,452
3.000% 08/01/31 250,000 218,297
5.000% 12/01/32, Series A 180,000 193,343
5.000% 12/01/32, Series C 200,000 225,252
5.000% 01/01/34 175,000 180,756
5.000% 07/01/34, Series A-P3 500,000 505,503
5.000% 10/01/35 500,000 526,898
5.000% 01/01/36 150,000 153,770
5.000% 12/01/36, Series A 425,000 449,136
5.000% 10/01/40 1,000,000 1,024,620
4.000% 12/01/42, Series C 160,000 152,846
4.375% 10/01/45 2,750,000 2,612,240
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 255,000 202,657
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 119,352
5.000% 09/15/27, Series 207 860,000 920,770
5.000% 09/15/29, Series 207 800,000 860,497
5.000% 07/15/31, Series 209 300,000 337,708
5.000% 09/15/31, Series 207 500,000 541,765
3.250% 05/01/33, Series 189 230,000 232,350
5.000% 10/15/33, Series 194 440,000 464,947
5.000% 11/15/33, Series 205 300,000 333,236
5.000% 07/15/35, Series 222 870,000 995,065
5.000% 10/15/35, Series 194 405,000 427,964
State of New York Mortgage Agency
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 495,846
1.900% 10/01/31, Series 233 250,000 217,659
2.400% 10/01/34, Series 220 140,000 119,817
2.200% 10/01/36, Series 239 560,000 424,631
Triborough Bridge & Tunnel Authority
Revenue Bonds
0.000% 11/15/29, Series A
(a)
100,000 81,003
5.000% 11/15/31, Series A 485,000 519,411
5.000% 11/15/31, Series B 490,000 537,179
0.000% 11/15/32, Series B
(a)
220,000 165,754
5.000% 11/15/36, Series B 1,000,000 1,082,569
Total New York 49,653,817
North Carolina 0.4%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 227,448
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 238,905

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 240,000 252,492
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 158,709
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 339,874
Total North Carolina 1,217,428
North Dakota 0.6%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 866,601
County of Ward, Series C
Revenue Bonds
5.000%, 06/01/34 200,000 183,405
5.000%, 06/01/43 500,000 426,867
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 172,192
2.750% 07/01/27, Series A 185,000 181,463
3.550% 07/01/33, Series D 95,000 91,676
Total North Dakota 1,922,204
Ohio 3.1%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 235,862
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 941,409
5.000% 02/15/35, Series C 250,000 277,820
4.000% 02/15/36, Series A 385,000 392,481
City of Columbus, Series A
4.000%, 08/15/27 380,000 392,161
5.000%, 04/01/28 125,000 139,528
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 375,365
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 610,632
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 192,939
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 66,659
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 775,000 856,251
5.700% 02/15/34, Series A-4 285,000 331,721
5.750% 02/15/35, Series A-4 150,000 180,978
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 348,898
5.000%, 06/01/29 1,125,000 1,277,946
5.000%, 12/01/30 325,000 348,173
5.000%, 12/01/32 800,000 854,987
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 430,000 471,677
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 120,472
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 123,982
3.250% 01/01/37, Series A 140,000 131,929
4.000% 01/01/46, Series B 575,000 556,032
State of Ohio
5.000% 09/15/28, Series B 195,000 219,988
Total Ohio 9,447,890
Oklahoma 0.6%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 199,441
5.000%, 06/01/30 200,000 215,628
5.000%, 06/01/31 525,000 566,064
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 129,122
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 468,074
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 340,387
Total Oklahoma 1,918,716
Oregon 1.0%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 429,553
Medford Hospital Facilities Authority,
Series A
Revenue Bonds
5.000%, 08/15/38 455,000 486,584
5.000%, 08/15/45 700,000 737,131
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,006,315
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 219,122
4.000%, 05/15/41 240,000 236,721
Total Oregon 3,115,426

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 15
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania 5.7%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
4.000%, 07/15/39 1,000,000 990,619
4.000%, 04/01/44 680,000 630,600
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 96,882
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 338,876
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 148,533
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 85,964
4.000% 09/01/41, Series A 440,000 423,628
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 266,091
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,043,616
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 274,538
5.000% 01/01/28, Series 1 600,000 649,464
5.000% 09/15/28, Series 2 200,000 215,143
5.000% 03/15/29, Series 1 955,000 991,517
5.000% 03/15/31, Series 1 340,000 353,621
4.000% 09/15/31 245,000 255,899
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 45,000 42,421
4.000%, 11/01/44 1,000,000 946,322
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 97,382
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 121,884
5.500% 08/01/28, Series A 1,230,000 1,384,200
5.750% 07/01/32 100,000 123,989
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 387,627
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 103,658
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 323,695
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/44 500,000 487,521
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 488,421
3.650% 10/01/32, Series 122 135,000 135,765
3.550% 10/01/33, Series 127B 360,000 355,764
2.070% 10/01/36, Series 136 100,000 78,734
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 465,000 490,634
5.000% 06/01/28, Series B-2 320,000 343,596
6.000% 12/01/30, Series E 760,000 853,806
5.000% 06/01/36, Series B 1,000,000 1,042,102
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 326,352
5.000% 04/01/33, Series 2015 225,000 232,809
5.000% 09/01/42, Series A 200,000 205,156
Pittsburgh Water & Sewer Authority
Revenue Bonds
5.000% 09/01/26, Series A 130,000 139,283
5.000% 09/01/31, Series B 1,050,000 1,231,153
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 489,452
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 280,000 301,843
Total Pennsylvania 17,498,560
Rhode Island 0.4%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 926,922
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 406,213
Total Rhode Island 1,333,135
South Carolina 1.4%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 99,156
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 07/01/32, Series C 300,000 329,559
5.000% 05/01/43, Series A 650,000 664,768
4.000% 12/01/44, Series A 950,000 926,972

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($)
South Carolina Public Service Authority,
Series A
Revenue Bonds
5.000%, 12/01/31 950,000 995,630
5.000%, 12/01/33 1,125,000 1,177,573
Total South Carolina 4,193,658
South Dakota 0.7%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/35 180,000 188,980
4.000% 07/01/37 150,000 147,630
5.000% 11/01/44, Series B 1,000,000 1,010,682
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 488,257
3.400% 11/01/32, Series B 355,000 355,277
Total South Dakota 2,190,826
Tennessee 0.7%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 103,548
City of Memphis, Series A
5.000%, 04/01/25 250,000 259,671
5.000%, 04/01/26 245,000 254,723
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 160,891
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,000,000 1,016,390
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 245,000 241,205
Total Tennessee 2,036,428
Texas 9.8%
Alamo Community College District
5.000%, 08/15/28 330,000 362,428
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 242,669
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 126,099
0.000% 08/15/29, Series A
(a)
270,000 219,661
5.000% 08/15/33, Series C 225,000 229,559
5.000% 08/15/34, Series C 1,740,000 1,773,927
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 204,238
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,620,443
City of Dallas
5.000%, 02/15/26 330,000 335,468
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 627,547
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 264,220
City of Houston
Series A
5.000%, 03/01/26 355,000 377,284
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 499,987
4.000% 07/15/41, Series B-1 450,000 389,049
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 747,544
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000% 02/01/30 205,000 222,408
4.000% 02/01/32, Series B 1,000,000 1,107,335
5.000% 02/01/36 1,130,000 1,262,229
County of Harris, Series A
5.000%, 10/01/25 225,000 236,538
5.000%, 10/01/28 100,000 113,021
Dallas Fort Worth International Airport
Revenue Bonds
5.250% 11/01/30, Series A 225,000 226,918
4.000% 11/01/34 1,255,000 1,328,109
Fort Bend Independent School District
5.000%, 08/15/29 480,000 526,271
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 245,357
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 116,701
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 409,248
5.000%, 05/15/35 350,000 388,744
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 337,107

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 17
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 106,039
4.000% 08/15/40, Series A 225,000 225,078
North East Independent School District
5.250%, 02/01/29 150,000 171,738
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 264,077
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/28, Series D
(a)
230,000 195,392
5.000% 01/01/29, Series A 250,000 265,122
5.000% 01/01/29, Series B 325,000 337,082
0.000% 01/01/30, Series D
(a)
500,000 395,070
5.000% 01/01/30, Series A 545,000 572,653
5.000% 01/01/31, Series A 850,000 901,451
0.000% 01/01/34, Series D
(a)
410,000 283,407
5.000% 01/01/36, Series A 370,000 396,239
4.000% 01/01/38, Series A 1,000,000 1,000,169
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 104,554
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 952,954
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 970,326
Round Rock Independent School District
Series A
5.000%, 08/01/30 315,000 358,913
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/30 400,000 426,614
5.000%, 05/15/31 535,000 571,069
State of Texas, Series A
5.000%, 10/01/27 310,000 318,459
5.000%, 10/01/29 270,000 284,716
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 132,399
5.000% 05/15/37 100,000 90,068
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 232,842
Texas Water Development Board
Revenue Bonds
5.000% 04/15/28, Series A 315,000 347,541
5.000% 10/15/28, Series A 200,000 223,212
5.000% 08/01/30 750,000 870,567
5.000% 10/15/30, Series A 335,000 353,057
5.000% 10/15/31, Series A 605,000 638,848
5.000% 08/01/32 500,000 581,607
5.000% 10/15/32, Series B 500,000 562,356
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 826,189
5.000%, 08/01/30 550,000 632,352
3.000%, 08/01/31 1,165,000 1,185,209
Total Texas 30,317,478
Utah 1.0%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 107,627
5.000%, 07/01/35 500,000 524,280
5.000%, 07/01/37 1,515,000 1,573,346
Intermountain Power Agency
Series A
Revenue Bonds
5.000%, 07/01/35 700,000 811,719
Total Utah 3,016,972
Virginia 0.3%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 227,605
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 188,076
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 170,265
4.000%, 01/01/37 250,000 240,538
Total Virginia 826,484
Washington 2.1%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,500,000 1,561,785
County of King
4.000%, 07/01/30 250,000 264,496
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 252,221
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 527,775
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 213,489
State of Washington
5.000% 07/01/28, Series
R-2015-C 150,000 155,279
4.000% 07/01/29, Series
R-2022D 1,000,000 1,089,154
5.000% 07/01/29, Series B 210,000 222,737
5.000% 07/01/30, Series
R-2015E 200,000 207,081

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2023
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 08/01/31, Series A-1 450,000 535,103
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 157,552
5.000% 10/01/38, Series D 350,000 350,884
5.000% 08/15/45, Series A 425,000 429,174
5.000% 09/01/45 300,000 313,245
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 202,365
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 86,753
Total Washington 6,569,093
Wisconsin 1.1%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 204,077
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 01/01/45 200,000 182,120
State of Wisconsin
5.000% 05/01/27 240,000 250,138
5.000% 05/01/28, Series 4 450,000 463,918
5.000% 11/01/28, Series 2 500,000 534,706
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 162,100
4.000% 04/01/39, Series A 1,450,000 1,430,911
3.500% 02/15/46, Series A 405,000 310,301
Total Wisconsin 3,538,271
Total Municipal Bonds
(Cost $314,934,544) 304,452,344
Money Market Funds 0 .1%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 3.321%
(c)
400,737 400,697
Total Money Market Funds
(Cost $400,697) 400,697
Total Investments in Securities
(Cost $315,335,241) 304,853,041
Other Assets & Liabilities, Net 3,956,577
Net Assets 308,809,618
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to
$2,290,555, which represents 0.74% of total net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 19
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 304,452,344 – 304,452,344
Money Market Funds 400,697 – – 400,697
Total Investments in Securities 400,697 304,452,344 – 304,853,041
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2023
Assets
Investments in securities, at value
Unaffiliated issuers (cost $315,335,241) $304,853,041
Receivable for:
Interest 4,014,215
Total assets 308,867,256
Liabilities
Payable for:
Investment management fees 57,638
Total liabilities 57,638
Net assets applicable to outstanding capital stock $308,809,618
Represented by:
Paid-in capital $320,105,953
Total distributable earnings (loss) (11,296,335)
Total - representing net assets applicable to outstanding capital stock $308,809,618
Shares outstanding 15,050,000
Net asset value per share $20.52

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 21
Investment Income:
Interest $3,615,964
Total income 3,615,964
Expenses:
Investment management fees 316,095
Overdraft expense 2
Total expenses 316,097
Net Investment Income 3,299,867
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (593,346)
Net realized loss (593,346)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 15,576,493
Net change in unrealized appreciation 15,576,493
Net realized and unrealized gain 14,983,147
Net Increase in net assets resulting from operations $18,283,014

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2023
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations
Net investment income $3,299,867 $3,083,410
Net realized loss (593,346) (760,476)
Net change in unrealized appreciation (depreciation) 15,576,493 (28,317,930)
Net increase (decrease) in net assets resulting from operations 18,283,014 (25,994,996)
Distributions to shareholders
Net investment income and net realized gains (3,101,911) (3,038,834)
Shareholder transactions
Proceeds from shares sold 70,043,835 133,379,155
Cost of shares redeemed – (22,379,887)
Net increase in net assets resulting from shareholder transactions 70,043,835 110,999,268
Increase in net assets 85,224,938 81,965,438
Net Assets:
Net assets beginning of period 223,584,680 141,619,242
Net assets at end of period $308,809,618 $223,584,680
Capital stock activity
Shares outstanding, beginning of period 11,600,000 6,350,000
Subscriptions 3,450,000 6,300,000
Redemptions – (1,050,000)
Shares outstanding, end of period 15,050,000 11,600,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 23
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2023
(Unaudited) 2022 2021 2020 2019 2018
(a)
Per share data
Net asset value, beginning of period $ 19 .27 $ 22 .30 $ 21 .83 $ 21 .56 $ 20 .02 $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .24 0 .34 0 .37 0 .51 0 .56 0 .03
Net realized and unrealized gain (loss) 1 .24 ( 3 .03 ) 0 .52 0 .30 1 .51 ( 0 .01 )
Total from investment operations 1 .48 ( 2 .69 ) 0 .89 0 .81 2 .07 0 .02
Less distributions to shareholders:
Net investment income ( 0 .23 ) ( 0 .32 ) ( 0 .38 ) ( 0 .51 ) ( 0 .53 ) –
Net realized gains – ( 0 .02 ) ( 0 .04 ) ( 0 .03 ) – –
Total distribution to shareholders ( 0 .23 ) ( 0 .34 ) ( 0 .42 ) ( 0 .54 ) ( 0 .53 ) –
Net asset value, end of period $ 20 .52 $ 19 .27 $ 22 .30 $ 21 .83 $ 21 .56 $ 20 .02
Total Return at NAV 7 .71% ( 12 .17 ) % 4 .11% 3 .82% 10 .42% 0 .10%
Total Return at Market 7 .81% ( 12 .40 ) % 3 .85% 4 .18% 10 .24% 0 .45%
Ratios to average net assets:
Total gross expenses
(b)
0 .23%
(c)
0 .23%
(c)
0 .23%
(c)
0 .23% 0 .26% 0 .28%
Total net expenses
(b)(d)
0 .23%
(c)
0 .23%
(c)
0 .23%
(c)
0 .23% 0 .26% 0 .28%
Net investment income 2 .40% 1 .63% 1 .65% 2 .37% 2 .67% 2 .34%
Supplemental data
Net assets, end of
period
(in thousands) $ 308,810 $ 223,585 $ 141,619 $ 56,769 $ 26,946 $ 16,014
Portfolio turnover 3% 14% 6% 11% 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2023
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 25
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2023
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 27
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $75,213,418 and $7,281,701, respectively, for the six months ended April 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the period ended April 30, 2023, the cost basis of securities contributed was $4,345,090.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2023, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2023.
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
315,335,241 2,295,859 (12,778,059) (10,482,200)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
594,885 153,299 748,184

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2023
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 29
certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2023
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 31
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022, through
December 31, 2022, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR303_10_N01_(06/23)
CET001794
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2023 (Unaudited)
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

Strategic Beta ETFs | Semiannual Report 2023

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Columbia Research Enhanced Value ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 25
Liquidity Risk Management Program 32
Additional Information 33

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
Columbia Research Enhanced Core ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000® Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2023)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 8.24 2.92 13.05
Net Asset Value 09/25/19 8.26 2.72 12.96
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index 8.35 2.89 13.20
Russell 1000® Index 8.01 1.82 11.34

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2023
Equity sector breakdown (%) (at April 30, 2023)
Information Technology 25 .1
Health Care 13 .5
Financials 13 .3
Consumer Discretionary 9 .7
Industrials 9 .3
Communication Services 8 .6
Consumer Staples 7 .2
Energy 4 .9
Materials 2 .8
Utilities 2 .8
Real Estate 2 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
Columbia Research Enhanced Value ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2023)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 4.97 1.88 9.04
Net Asset Value 09/25/19 5.34 2.04 9.12
{
Beta Advantage
}
® Research
Enhanced U.S. Value Index 5.42 2.26 9.26
Russell 1000® Value Index 4.54 1.21 7.89

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2023
Equity sector breakdown (%) (at April 30, 2023)
Financials 20 .1
Health Care 15 .4
Industrials 10 .4
Communication Services 10 .2
Energy 8 .4
Consumer Staples 7 .3
Information Technology 7 .2
Consumer Discretionary 6 .6
Utilities 5 .7
Materials 4 .5
Real Estate 4 .2
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2022 — April 30, 2023
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 1,082.60 1,024.05 0.77 0.75 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 1,053.40 1,023.85 0.97 0.95 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2023
Common Stocks 99.4%
Issuer Shares Value ($)
Communication Services  8.6%
Diversified Telecommunication Services 0.7%
Lumen Technologies, Inc. 6,002 14,225
Verizon Communications, Inc. 24,768 961,741
Total 975,966
Entertainment 0.2%
Electronic Arts, Inc. 1,640 208,739
Live Nation Entertainment, Inc.
(a)
912 61,815
Playtika Holding Corp.
(a)
603 6,030
World Wrestling Entertainment, Inc. Class A 257 27,543
Total 304,127
Interactive Media & Services 7.4%
Alphabet, Inc. Class A
(a)
36,083 3,873,149
Alphabet, Inc. Class C
(a)
31,770 3,438,149
Meta Platforms, Inc. Class A
(a)
13,426 3,226,536
TripAdvisor, Inc.
(a)
617 10,940
Total 10,548,774
Media 0.3%
Fox Corp. Class A 1,730 57,540
Fox Corp. Class B 831 25,379
Interpublic Group of Cos., Inc. (The) 2,339 83,573
New York Times Co. (The) Class A 959 38,120
News Corp. Class A 2,305 40,591
News Corp. Class B 720 12,780
Nexstar Media Group, Inc. 222 38,506
Omnicom Group, Inc. 1,188 107,597
Total 404,086
Total Communication Services 12,232,953
Consumer Discretionary  9.6%
Automobile Components 0.2%
BorgWarner, Inc. 4,742 228,232
Automobiles 0.1%
Harley-Davidson, Inc. 2,726 101,135
Thor Industries, Inc. 1,009 79,731
Total 180,866
Broadline Retail 0.6%
eBay, Inc. 11,040 512,587
Etsy, Inc.
(a)
2,689 271,670
Macy's, Inc. 5,605 91,586
Nordstrom, Inc. 2,257 34,893
Total 910,736
Distributors 0.5%
Genuine Parts Co. 2,824 475,307
LKQ Corp. 5,150 297,310
Total 772,617
Diversified Consumer Services 0.3%
ADT, Inc. 4,250 28,475
Grand Canyon Education, Inc.
(a)
657 77,986
H&R Block, Inc. 3,130 106,139
Service Corp. International 3,091 216,957
Total 429,557
Hotels, Restaurants & Leisure 1.7%
Aramark 4,673 162,153
Boyd Gaming Corp. 1,573 109,166
Darden Restaurants, Inc. 2,474 375,875
Expedia Group, Inc.
(a)
2,937 275,961
Hyatt Hotels Corp. Class A
(a)
968 110,642
Marriott International, Inc. Class A 5,466 925,613
Marriott Vacations Worldwide Corp. 765 102,938
MGM Resorts International 6,590 296,023
Travel + Leisure Co. 1,649 63,107
Total 2,421,478
Common Stocks (continued)
Issuer Shares Value ($)
Household Durables 1.7%
DR Horton, Inc. 6,422 705,264
Lennar Corp. Class A 5,069 571,834
Lennar Corp. Class B 295 28,857
NVR, Inc.
(a)
60 350,400
PulteGroup, Inc. 4,654 312,516
Toll Brothers, Inc. 2,273 145,267
TopBuild Corp.
(a)
650 146,562
Whirlpool Corp. 1,083 151,176
Total 2,411,876
Specialty Retail 4.3%
AutoNation, Inc.
(a)
766 100,882
AutoZone, Inc.
(a)
395 1,052,007
Bath & Body Works, Inc. 4,562 160,126
Best Buy Co., Inc. 4,023 299,794
Lowe's Cos., Inc. 12,573 2,613,047
O'Reilly Automotive, Inc.
(a)
1,260 1,155,811
Penske Automotive Group, Inc. 536 74,279
Ulta Beauty, Inc.
(a)
1,057 582,861
Victoria's Secret & Co.
(a)
1,693 52,500
Total 6,091,307
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. 1,349 115,758
Tapestry, Inc. 4,976 203,070
Total 318,828
Total Consumer Discretionary 13,765,497
Consumer Staples  7.2%
Beverages 1.2%
Coca-Cola Co. (The) 26,838 1,721,658
Consumer Staples Distribution 2.0%
Albertsons Cos., Inc. Class A 1,600 33,440
Casey's General Stores, Inc. 256 58,578
Dollar General Corp. 4,675 1,035,326
Kroger Co. (The) 4,559 221,704
Walmart, Inc. 10,039 1,515,588
Total 2,864,636
Food Products 1.0%
Archer-Daniels-Midland Co. 3,822 298,422
Campbell Soup Co. 1,354 73,522
Conagra Brands, Inc. 3,240 122,990
Darling Ingredients, Inc.
(a)
1,080 64,336
General Mills, Inc. 4,097 363,117
JM Smucker Co. (The) 704 108,705
Kellogg Co. 1,734 120,981
Kraft Heinz Co. (The) 4,770 187,318
Pilgrim's Pride Corp.
(a)
320 7,299
Tyson Foods, Inc. Class A 1,892 118,231
Total 1,464,921
Household Products 1.8%
Procter & Gamble Co. (The) 16,301 2,549,150
Tobacco 1.2%
Altria Group, Inc. 12,359 587,176
Philip Morris International, Inc. 10,534 1,053,084
Total 1,640,260
Total Consumer Staples 10,240,625
Energy  4.8%
Energy Equipment & Services 0.0%
NOV, Inc. 2,292 38,391
Oil, Gas & Consumable Fuels 4.8%
Antero Resources Corp.
(a)
1,573 36,163
Chesapeake Energy Corp. 670 55,396
Chevron Corp. 11,268 1,899,560

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2023 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 9
Common Stocks (continued)
Issuer Shares Value ($)
ConocoPhillips 7,117 732,268
EQT Corp. 2,049 71,387
Exxon Mobil Corp. 23,353 2,763,594
HF Sinclair Corp. 833 36,744
Marathon Oil Corp. 3,851 93,040
Marathon Petroleum Corp. 2,733 333,426
Occidental Petroleum Corp. 4,625 284,576
PDC Energy, Inc. 544 35,387
Phillips 66 2,717 268,983
Valero Energy Corp. 2,232 255,943
Vitesse Energy, Inc. 320 5,888
Total 6,872,355
Total Energy 6,910,746
Financials  13.2%
Banks 2.9%
Bank OZK 1,468 52,437
Citigroup, Inc. 25,150 1,183,811
Citizens Financial Group, Inc. 6,321 195,572
East West Bancorp, Inc. 1,845 95,368
First Citizens BancShares, Inc. Class A 166 167,192
Huntington Bancshares, Inc. 18,793 210,482
Popular, Inc. 939 56,349
Webster Financial Corp. 2,288 85,342
Wells Fargo & Co. 50,120 1,992,270
Wintrust Financial Corp. 789 53,944
Total 4,092,767
Capital Markets 2.9%
Affiliated Managers Group, Inc. 499 72,046
Bank of New York Mellon Corp. (The) 9,547 406,607
Cboe Global Markets, Inc. 1,406 196,418
CME Group, Inc. 4,636 861,230
Invesco Ltd. 4,906 84,040
Jefferies Financial Group, Inc. 2,618 83,854
Lazard Ltd. Class A 1,165 36,464
Morgan Stanley 16,198 1,457,334
Nasdaq, Inc. 4,557 252,321
Raymond James Financial, Inc. 2,542 230,127
SEI Investments Co. 1,344 79,175
State Street Corp. 4,488 324,303
Total 4,083,919
Consumer Finance 0.8%
Ally Financial, Inc. 3,985 105,124
Capital One Financial Corp. 4,917 478,424
Discover Financial Services 3,474 359,455
SLM Corp. 3,125 46,938
Synchrony Financial 6,036 178,122
Total 1,168,063
Financial Services 3.0%
Equitable Holdings, Inc. 4,985 129,560
Jack Henry & Associates, Inc. 370 60,436
Mastercard, Inc. Class A 4,252 1,615,888
MGIC Investment Corp. 3,943 58,632
PayPal Holdings, Inc.
(a)
5,743 436,468
Visa, Inc. Class A 7,994 1,860,444
Voya Financial, Inc. 1,289 98,583
WEX, Inc.
(a)
218 38,662
Total 4,298,673
Insurance 3.5%
American Financial Group, Inc. 894 109,721
American International Group, Inc. 9,870 523,505
Aon PLC Class A 2,754 895,546
Axis Capital Holdings Ltd. 1,009 57,049
Common Stocks (continued)
Issuer Shares Value ($)
Brighthouse Financial, Inc.
(a)
934 41,283
CNA Financial Corp. 364 14,163
Everest Re Group Ltd. 506 191,268
Hartford Financial Services Group, Inc. (The) 4,213 299,081
Lincoln National Corp. 2,189 47,567
Loews Corp. 2,566 147,725
Marsh & McLennan Cos., Inc. 6,576 1,184,929
MetLife, Inc. 8,923 547,247
Prudential Financial, Inc. 4,900 426,300
Reinsurance Group of America, Inc. 892 126,949
Unum Group 2,636 111,239
Willis Towers Watson PLC 1,430 331,188
Total 5,054,760
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc. 5,575 111,388
Starwood Property Trust, Inc. 3,810 68,161
Total 179,549
Total Financials 18,877,731
Health Care  13.4%
Biotechnology 2.4%
AbbVie, Inc. 6,652 1,005,250
Alnylam Pharmaceuticals, Inc.
(a)
459 91,433
Amgen, Inc. 2,026 485,713
Biogen, Inc.
(a)
540 164,284
BioMarin Pharmaceutical, Inc.
(a)
695 66,748
Exact Sciences Corp.
(a)
667 42,735
Exelixis, Inc.
(a)
1,231 22,527
Gilead Sciences, Inc. 4,711 387,291
Horizon Therapeutics PLC
(a)
833 92,596
Incyte Corp.
(a)
688 51,194
Ionis Pharmaceuticals, Inc.
(a)
524 18,534
Mirati Therapeutics, Inc.
(a)
171 7,577
Moderna, Inc.
(a)
1,306 173,554
Natera, Inc.
(a)
369 18,716
Neurocrine Biosciences, Inc.
(a)
370 37,385
Novavax, Inc.
(a)
325 2,493
Regeneron Pharmaceuticals, Inc.
(a)
396 317,509
Sarepta Therapeutics, Inc.
(a)
307 37,691
Seagen, Inc.
(a)
504 100,800
Ultragenyx Pharmaceutical, Inc.
(a)
249 10,874
United Therapeutics Corp.
(a)
169 38,892
Vertex Pharmaceuticals, Inc.
(a)
969 330,167
Total 3,503,963
Health Care Equipment & Supplies 1.1%
Abbott Laboratories 10,663 1,177,942
DENTSPLY SIRONA, Inc. 1,343 56,312
Enovis Corp.
(a)
312 18,174
Hologic, Inc.
(a)
1,542 132,627
Integra LifeSciences Holdings Corp.
(a)
458 25,337
Zimmer Biomet Holdings, Inc. 1,330 184,125
Total 1,594,517
Health Care Providers & Services 4.3%
AmerisourceBergen Corp. 1,058 176,527
Cardinal Health, Inc. 1,735 142,444
Centene Corp.
(a)
3,436 236,844
Cigna Group (The) 1,841 466,307
CVS Health Corp. 8,097 593,591
Elevance Health, Inc. 1,526 715,160
Humana, Inc. 803 425,983
McKesson Corp. 902 328,544
Molina Healthcare, Inc.
(a)
364 108,432

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2023 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
UnitedHealth Group, Inc. 5,949 2,927,443
Total 6,121,275
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc. 1,910 258,671
IQVIA Holdings, Inc.
(a)
1,169 220,041
Maravai LifeSciences Holdings, Inc. Class
A
(a)
687 9,474
Mettler-Toledo International, Inc.
(a)
149 222,234
QIAGEN NV
(a)
1,413 63,034
Syneos Health, Inc.
(a)
647 25,401
Total 798,855
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co. 13,491 900,794
Elanco Animal Health, Inc.
(a)
2,757 26,109
Jazz Pharmaceuticals PLC
(a)
382 53,659
Johnson & Johnson 16,584 2,714,801
Merck & Co., Inc. 16,111 1,860,337
Organon & Co. 1,579 38,891
Pfizer, Inc. 35,372 1,375,617
Royalty Pharma PLC Class A 2,324 81,689
Viatris, Inc. 7,692 71,766
Total 7,123,663
Total Health Care 19,142,273
Industrials  9.3%
Aerospace & Defense 1.4%
General Dynamics Corp. 1,923 419,868
L3Harris Technologies, Inc. 1,543 301,116
Lockheed Martin Corp. 1,837 853,195
Textron, Inc. 1,694 113,396
TransDigm Group, Inc. 413 315,945
Total 2,003,520
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc. 970 97,844
Expeditors International of Washington, Inc. 1,295 147,423
United Parcel Service, Inc. Class B 5,873 1,056,024
Total 1,301,291
Building Products 0.5%
Advanced Drainage Systems, Inc. 496 42,517
Builders FirstSource, Inc.
(a)
1,232 116,757
Carlisle Cos., Inc. 415 89,578
Johnson Controls International PLC 5,581 333,967
Masco Corp. 1,796 96,104
Owens Corning 756 80,748
Total 759,671
Commercial Services & Supplies 0.8%
Cintas Corp. 687 313,114
Republic Services, Inc. 1,635 236,454
Tetra Tech, Inc. 430 59,499
Waste Management, Inc. 3,264 541,987
Total 1,151,054
Construction & Engineering 0.1%
AECOM 1,069 88,780
Electrical Equipment 0.4%
Acuity Brands, Inc. 258 40,604
Emerson Electric Co. 4,518 376,169
Hubbell, Inc. 427 115,000
nVent Electric PLC 1,320 55,347
Total 587,120
Ground Transportation 0.9%
Avis Budget Group, Inc.
(a)
239 42,224
CSX Corp. 16,966 519,838
JB Hunt Transport Services, Inc. 661 115,867
Common Stocks (continued)
Issuer Shares Value ($)
Knight-Swift Transportation Holdings, Inc. 1,235 69,555
Landstar System, Inc. 285 50,169
Ryder System, Inc. 400 31,664
Schneider National, Inc. Class B 429 11,227
Uber Technologies, Inc.
(a)
14,881 462,055
Total 1,302,599
Industrial Conglomerates 1.1%
3M Co. 4,490 476,928
Honeywell International, Inc. 5,370 1,073,141
Total 1,550,069
Machinery 2.2%
Allison Transmission Holdings, Inc. 768 37,471
Caterpillar, Inc. 4,237 927,055
Donaldson Co., Inc. 958 60,881
Esab Corp. 454 26,495
Fortive Corp. 2,864 180,690
Illinois Tool Works, Inc. 2,473 598,318
Lincoln Electric Holdings, Inc. 450 75,510
Otis Worldwide Corp. 3,403 290,276
PACCAR, Inc. 4,140 309,217
Parker-Hannifin Corp. 1,014 329,428
Snap-on, Inc. 419 108,693
Timken Co. (The) 495 38,041
Westinghouse Air Brake Technologies Corp. 1,453 141,914
Total 3,123,989
Professional Services 0.7%
Automatic Data Processing, Inc. 2,075 456,500
Booz Allen Hamilton Holding Corp. 1,059 101,367
CACI International, Inc. Class A
(a)
189 59,217
Concentrix Corp. 211 20,364
ManpowerGroup, Inc. 415 31,420
Paychex, Inc. 1,594 175,117
Paylocity Holding Corp.
(a)
201 38,851
Robert Half International, Inc. 856 62,488
Science Applications International Corp. 450 45,914
Total 991,238
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc. Class A 375 34,024
Watsco, Inc. 259 89,712
WW Grainger, Inc. 370 257,361
Total 381,097
Total Industrials 13,240,428
Information Technology  24.9%
Communications Equipment 0.8%
Arista Networks, Inc.
(a)
1,207 193,313
Cisco Systems, Inc. 20,652 975,807
Ubiquiti, Inc. 28 6,512
Total 1,175,632
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. Class A 2,920 220,372
CDW Corp. 671 113,795
Corning, Inc. 3,649 121,220
Keysight Technologies, Inc.
(a)
885 128,006
Total 583,393
IT Services 0.8%
Accenture PLC Class A 3,160 885,716
Gartner, Inc.
(a)
386 116,750
GoDaddy, Inc. Class A
(a)
770 58,274
VeriSign, Inc.
(a)
460 102,028
Total 1,162,768
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.
(a)
8,151 728,455

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2023 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 11
Common Stocks (continued)
Issuer Shares Value ($)
Applied Materials, Inc. 4,227 477,778
Cirrus Logic, Inc.
(a)
273 23,420
Enphase Energy, Inc.
(a)
647 106,237
KLA Corp. 685 264,780
Lam Research Corp. 671 351,658
Marvell Technology, Inc. 4,186 165,263
Micron Technology, Inc. 5,438 349,990
Qorvo, Inc.
(a)
501 46,132
QUALCOMM, Inc. 5,626 657,117
Skyworks Solutions, Inc. 779 82,496
Total 3,253,326
Software 11.4%
Adobe, Inc.
(a)
2,298 867,633
Atlassian Corp. Class A
(a)
674 99,523
Autodesk, Inc.
(a)
1,087 211,737
Cadence Design Systems, Inc.
(a)
1,346 281,920
Crowdstrike Holdings, Inc. Class A
(a)
1,057 126,893
Datadog, Inc. Class A
(a)
1,301 87,661
DocuSign, Inc.
(a)
867 42,865
Dropbox, Inc. Class A
(a)
1,354 27,540
Dynatrace, Inc.
(a)
1,082 45,747
Fair Isaac Corp.
(a)
130 94,634
Fortinet, Inc.
(a)
3,217 202,832
Intuit, Inc. 1,374 609,987
Microsoft Corp. 37,049 11,383,676
Nutanix, Inc. Class A
(a)
1,038 24,891
Palo Alto Networks, Inc.
(a)
1,472 268,581
Salesforce, Inc.
(a)
4,690 930,355
ServiceNow, Inc.
(a)
998 458,501
Synopsys, Inc.
(a)
755 280,347
Teradata Corp.
(a)
502 19,432
VMware, Inc. Class A
(a)
1,016 127,030
Zoom Video Communications, Inc. Class A
(a)
1,206 74,085
Zscaler, Inc.
(a)
420 37,842
Total 16,303,712
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc. 75,376 12,789,800
Hewlett Packard Enterprise Co. 6,435 92,149
HP, Inc. 5,000 148,550
NetApp, Inc. 1,078 67,795
Pure Storage, Inc. Class A
(a)
1,399 31,939
Total 13,130,233
Total Information Technology 35,609,064
Materials  2.8%
Chemicals 1.5%
Celanese Corp. 1,674 177,846
CF Industries Holdings, Inc. 3,168 226,765
Chemours Co. (The) 2,396 69,652
Dow, Inc. 11,351 617,494
Eastman Chemical Co. 1,916 161,461
Huntsman Corp. 2,973 79,647
LyondellBasell Industries NV Class A 4,028 381,089
Mosaic Co. (The) 5,421 232,290
Olin Corp. 2,062 114,235
Westlake Corp. 515 58,597
Total 2,119,076
Construction Materials 0.1%
Eagle Materials, Inc. 561 83,146
Containers & Packaging 0.2%
Packaging Corp. of America 1,453 196,533
Sonoco Products Co. 1,553 94,143
Total 290,676
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 1.0%
Alcoa Corp. 2,959 109,897
Cleveland-Cliffs, Inc.
(a)
8,350 128,423
Nucor Corp. 4,205 623,097
Reliance Steel & Aluminum Co. 965 239,127
Steel Dynamics, Inc. 2,757 286,590
United States Steel Corp. 3,665 83,855
Total 1,470,989
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 1,172 70,015
Total Materials 4,033,902
Real Estate  2.8%
Health Care REITs 0.1%
Medical Properties Trust, Inc. 6,071 53,243
Omega Healthcare Investors, Inc. 2,366 63,314
Total 116,557
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 7,119 115,114
Park Hotels & Resorts, Inc. 2,193 26,426
Total 141,540
Industrial REITs 0.1%
Americold Realty Trust, Inc. 2,705 80,041
First Industrial Realty Trust, Inc. 1,338 70,205
Total 150,246
Office REITs 0.0%
Highwoods Properties, Inc. 1,008 23,103
Kilroy Realty Corp. 1,146 33,509
Total 56,612
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
3,233 247,842
Zillow Group, Inc. Class A
(a)
565 24,170
Zillow Group, Inc. Class C
(a)
1,605 69,882
Total 341,894
Residential REITs 0.2%
Invitation Homes, Inc. 6,236 208,095
Retail REITs 0.4%
Brixmor Property Group, Inc. 3,006 64,118
National Retail Properties, Inc. 1,794 78,039
Simon Property Group, Inc. 3,286 372,370
Total 514,527
Specialized REITs 1.7%
Crown Castle, Inc. 4,327 532,610
EPR Properties 741 31,092
Equinix, Inc. 924 669,050
Gaming and Leisure Properties, Inc. 2,441 126,932
Lamar Advertising Co. Class A 870 91,942
Public Storage 1,600 471,728
Rayonier, Inc. 1,472 46,162
SBA Communications Corp. 1,082 282,283
Weyerhaeuser Co. 7,520 224,923
Total 2,476,722
Total Real Estate 4,006,193
Utilities  2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc. 8,185 756,458
Avangrid, Inc. 1,115 44,890
Edison International 5,875 432,400
Entergy Corp. 3,201 344,364
Evergy, Inc. 3,476 215,894
PG&E Corp.
(a)
24,211 414,250
Pinnacle West Capital Corp. 1,787 140,208
Total 2,348,464

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2023 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Independent Power and Renewable Electricity Producers
0.2%
Brookfield Renewable Corp. Class A 2,015 67,321
Vistra Corp. 6,383 152,299
Total 219,620
Multi-Utilities 1.0%
Ameren Corp. 4,024 358,015
Consolidated Edison, Inc. 5,640 555,371
DTE Energy Co. 3,045 342,288
NiSource, Inc. 6,478 184,364
Total 1,440,038
Total Utilities 4,008,122
Total Common Stocks
(Cost $140,613,097) 142,067,534
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 12,891 427,594
Total Exchange-Traded Equity Funds
(Cost $434,275) 427,594
Money Market Funds 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.462%
(b)
279,755 279,755
Total Money Market Funds
(Cost $279,755) 279,755
Total Investments in Securities
(Cost $141,327,127) 142,774,883
Other Assets & Liabilities, Net 116,383
Net Assets 142,891,266
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2023 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 13
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 12,232,953 – – 12,232,953
Consumer Discretionary 13,765,497 – – 13,765,497
Consumer Staples 10,240,625 – – 10,240,625
Energy 6,910,746 – – 6,910,746
Financials 18,877,731 – – 18,877,731
Health Care 19,142,273 – – 19,142,273
Industrials 13,240,428 – – 13,240,428
Information Technology 35,609,064 – – 35,609,064
Materials 4,033,902 – – 4,033,902
Real Estate 4,006,193 – – 4,006,193
Utilities 4,008,122 – – 4,008,122
Total Common Stocks 142,067,534 – – 142,067,534
Exchange-Traded Equity Funds 427,594 – – 427,594
Money Market Funds 279,755 – – 279,755
Total Investments in Securities 142,774,883 – – 142,774,883
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2023
Common Stocks 99.2%
Issuer Shares Value ($)
Communication Services  10.1%
Diversified Telecommunication Services 1.9%
Lumen Technologies, Inc. 2,366 5,608
Verizon Communications, Inc. 9,780 379,757
Total 385,365
Entertainment 0.5%
Electronic Arts, Inc. 606 77,132
Live Nation Entertainment, Inc.
(a)
178 12,065
Playtika Holding Corp.
(a)
18 180
Total 89,377
Interactive Media & Services 7.0%
Alphabet, Inc. Class A
(a)
1,850 198,579
Alphabet, Inc. Class C
(a)
1,630 176,398
Meta Platforms, Inc. Class A
(a)
4,169 1,001,894
TripAdvisor, Inc.
(a)
220 3,901
Total 1,380,772
Media 0.7%
Fox Corp. Class A 684 22,750
Fox Corp. Class B 327 9,987
Interpublic Group of Cos., Inc. (The) 922 32,943
New York Times Co. (The) Class A 378 15,025
Nexstar Media Group, Inc. 79 13,702
Omnicom Group, Inc. 470 42,568
Total 136,975
Total Communication Services 1,992,489
Consumer Discretionary  6.5%
Automobile Components 0.2%
BorgWarner, Inc. 974 46,878
Automobiles 0.2%
Harley-Davidson, Inc. 559 20,739
Thor Industries, Inc. 209 16,515
Total 37,254
Broadline Retail 0.6%
eBay, Inc. 1,970 91,467
Macy's, Inc. 1,148 18,758
Nordstrom, Inc. 66 1,021
Total 111,246
Distributors 0.8%
Genuine Parts Co. 531 89,372
LKQ Corp. 1,057 61,021
Total 150,393
Diversified Consumer Services 0.3%
ADT, Inc. 872 5,842
Grand Canyon Education, Inc.
(a)
135 16,025
H&R Block, Inc. 111 3,764
Service Corp. International 636 44,641
Total 70,272
Hotels, Restaurants & Leisure 0.8%
Aramark 957 33,208
Boyd Gaming Corp. 323 22,416
Hyatt Hotels Corp. Class A
(a)
199 22,746
Marriott Vacations Worldwide Corp. 158 21,260
MGM Resorts International 1,352 60,732
Travel + Leisure Co. 95 3,636
Total 163,998
Household Durables 1.5%
DR Horton, Inc. 627 68,857
Lennar Corp. Class A 1,037 116,984
Lennar Corp. Class B 60 5,869
NVR, Inc.
(a)
4 23,360
PulteGroup, Inc. 581 39,014
Toll Brothers, Inc. 223 14,252
Common Stocks (continued)
Issuer Shares Value ($)
TopBuild Corp.
(a)
19 4,284
Whirlpool Corp. 220 30,710
Total 303,330
Specialty Retail 1.8%
AutoNation, Inc.
(a)
158 20,809
AutoZone, Inc.
(a)
8 21,306
Bath & Body Works, Inc. 934 32,783
Best Buy Co., Inc. 566 42,178
Lowe's Cos., Inc. 354 73,572
O'Reilly Automotive, Inc.
(a)
154 141,266
Penske Automotive Group, Inc. 110 15,244
Victoria's Secret & Co.
(a)
97 3,008
Total 350,166
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. 276 23,684
Tapestry, Inc. 883 36,035
Total 59,719
Total Consumer Discretionary 1,293,256
Consumer Staples  7.3%
Consumer Staples Distribution 0.5%
Albertsons Cos., Inc. Class A 480 10,032
Casey's General Stores, Inc. 77 17,619
Kroger Co. (The) 1,363 66,283
Total 93,934
Food Products 2.1%
Archer-Daniels-Midland Co. 1,148 89,636
Campbell Soup Co. 406 22,046
Conagra Brands, Inc. 970 36,821
Darling Ingredients, Inc.
(a)
298 17,752
General Mills, Inc. 1,226 108,660
JM Smucker Co. (The) 213 32,889
Kellogg Co. 236 16,466
Kraft Heinz Co. (The) 1,429 56,117
Pilgrim's Pride Corp.
(a)
48 1,095
Tyson Foods, Inc. Class A 566 35,369
Total 416,851
Household Products 2.2%
Procter & Gamble Co. (The) 2,802 438,177
Tobacco 2.5%
Altria Group, Inc. 3,702 175,882
Philip Morris International, Inc. 3,157 315,605
Total 491,487
Total Consumer Staples 1,440,449
Energy  8.3%
Oil, Gas & Consumable Fuels 8.3%
Antero Resources Corp.
(a)
135 3,104
Chevron Corp. 2,825 476,239
ConocoPhillips 1,781 183,247
EQT Corp. 513 17,873
Exxon Mobil Corp. 5,857 693,117
HF Sinclair Corp. 208 9,175
Marathon Oil Corp. 962 23,242
Marathon Petroleum Corp. 682 83,204
Occidental Petroleum Corp. 202 12,429
PDC Energy, Inc. 63 4,098
Phillips 66 681 67,419
Valero Energy Corp. 559 64,101
Vitesse Energy, Inc. 96 1,766
Total 1,639,014
Total Energy 1,639,014

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 15
Common Stocks (continued)
Issuer Shares Value ($)
Financials  20.0%
Banks 5.9%
Bank OZK 427 15,252
Citigroup, Inc. 7,294 343,329
Citizens Financial Group, Inc. 1,834 56,744
East West Bancorp, Inc. 534 27,602
First Citizens BancShares, Inc. Class A 35 35,251
Huntington Bancshares, Inc. 5,448 61,018
Popular, Inc. 273 16,383
Webster Financial Corp. 663 24,730
Wells Fargo & Co. 14,535 577,766
Wintrust Financial Corp. 230 15,725
Total 1,173,800
Capital Markets 5.5%
Affiliated Managers Group, Inc. 144 20,791
Bank of New York Mellon Corp. (The) 2,768 117,889
Cboe Global Markets, Inc. 408 56,998
CME Group, Inc. 1,342 249,303
Jefferies Financial Group, Inc. 758 24,279
Lazard Ltd. Class A 337 10,548
Morgan Stanley 4,693 422,229
Nasdaq, Inc. 1,319 73,033
SEI Investments Co. 389 22,916
State Street Corp. 1,304 94,227
Total 1,092,213
Consumer Finance 1.7%
Ally Financial, Inc. 1,155 30,469
Capital One Financial Corp. 1,425 138,652
Discover Financial Services 1,006 104,091
SLM Corp. 910 13,668
Synchrony Financial 1,750 51,643
Total 338,523
Financial Services 2.1%
Equitable Holdings, Inc. 1,448 37,633
Fidelity National Information Services, Inc. 1,159 68,056
Fiserv, Inc.
(a)
1,031 125,906
MGIC Investment Corp. 1,143 16,996
PayPal Holdings, Inc.
(a)
1,547 117,572
Voya Financial, Inc. 370 28,298
Western Union Co. (The) 471 5,148
WEX, Inc.
(a)
22 3,902
Total 403,511
Insurance 4.5%
American Financial Group, Inc. 257 31,542
American International Group, Inc. 2,862 151,800
Aon PLC Class A 47 15,283
Axis Capital Holdings Ltd. 292 16,510
Brighthouse Financial, Inc.
(a)
271 11,978
CNA Financial Corp. 102 3,969
Everest Re Group Ltd. 100 37,800
Hartford Financial Services Group, Inc. (The) 1,223 86,821
Lincoln National Corp. 505 10,974
Loews Corp. 744 42,832
Marsh & McLennan Cos., Inc. 205 36,939
MetLife, Inc. 2,587 158,661
Prudential Financial, Inc. 1,421 123,627
Reinsurance Group of America, Inc. 256 36,434
Unum Group 765 32,283
Willis Towers Watson PLC 414 95,882
Total 893,335
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Annaly Capital Management, Inc. 1,614 32,248
Common Stocks (continued)
Issuer Shares Value ($)
Starwood Property Trust, Inc. 1,108 19,822
Total 52,070
Total Financials 3,953,452
Health Care  15.3%
Biotechnology 1.8%
Amgen, Inc. 92 22,056
Biogen, Inc.
(a)
153 46,547
BioMarin Pharmaceutical, Inc.
(a)
195 18,728
Exact Sciences Corp.
(a)
152 9,739
Exelixis, Inc.
(a)
47 860
Gilead Sciences, Inc. 1,323 108,764
Horizon Therapeutics PLC
(a)
18 2,001
Incyte Corp.
(a)
25 1,860
Ionis Pharmaceuticals, Inc.
(a)
13 460
Mirati Therapeutics, Inc.
(a)
48 2,127
Moderna, Inc.
(a)
342 45,448
Natera, Inc.
(a)
8 406
Regeneron Pharmaceuticals, Inc.
(a)
95 76,170
Ultragenyx Pharmaceutical, Inc.
(a)
17 742
United Therapeutics Corp.
(a)
47 10,816
Vertex Pharmaceuticals, Inc.
(a)
17 5,793
Total 352,517
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 2,379 262,808
DENTSPLY SIRONA, Inc. 343 14,382
Hologic, Inc.
(a)
395 33,974
Integra LifeSciences Holdings Corp.
(a)
118 6,528
Zimmer Biomet Holdings, Inc. 340 47,069
Total 364,761
Health Care Providers & Services 3.3%
Cardinal Health, Inc. 446 36,617
Centene Corp.
(a)
881 60,727
Cigna Group (The) 398 100,810
CVS Health Corp. 2,082 152,632
Elevance Health, Inc. 272 127,473
Humana, Inc. 60 31,829
McKesson Corp. 185 67,384
Molina Healthcare, Inc.
(a)
19 5,660
UnitedHealth Group, Inc. 136 66,924
Total 650,056
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc. 51 6,907
QIAGEN NV
(a)
365 16,282
Syneos Health, Inc.
(a)
134 5,261
Total 28,450
Pharmaceuticals 8.2%
Bristol-Myers Squibb Co. 3,467 231,491
Elanco Animal Health, Inc.
(a)
708 6,705
Jazz Pharmaceuticals PLC
(a)
95 13,345
Johnson & Johnson 4,262 697,689
Merck & Co., Inc. 2,406 277,821
Organon & Co. 406 10,000
Pfizer, Inc. 9,091 353,549
Royalty Pharma PLC Class A 599 21,055
Viatris, Inc. 1,976 18,436
Total 1,630,091
Total Health Care 3,025,875
Industrials  10.3%
Aerospace & Defense 1.6%
General Dynamics Corp. 609 132,969
L3Harris Technologies, Inc. 485 94,648
Textron, Inc. 537 35,947

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
TransDigm Group, Inc. 79 60,435
Total 323,999
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 224 22,595
Expeditors International of Washington, Inc. 283 32,217
United Parcel Service, Inc. Class B 202 36,321
Total 91,133
Building Products 1.0%
Builders FirstSource, Inc.
(a)
392 37,150
Carlisle Cos., Inc. 19 4,101
Johnson Controls International PLC 1,769 105,857
Masco Corp. 537 28,735
Owens Corning 241 25,741
Total 201,584
Commercial Services & Supplies 0.5%
Cintas Corp. 16 7,293
Republic Services, Inc. 486 70,285
Tetra Tech, Inc. 80 11,070
Waste Management, Inc. 64 10,627
Total 99,275
Construction & Engineering 0.1%
AECOM 316 26,244
Electrical Equipment 0.8%
Acuity Brands, Inc. 83 13,062
Emerson Electric Co. 976 81,262
Hubbell, Inc. 134 36,089
nVent Electric PLC 415 17,401
Total 147,814
Ground Transportation 0.9%
Avis Budget Group, Inc.
(a)
76 13,427
CSX Corp. 4,020 123,173
JB Hunt Transport Services, Inc. 21 3,681
Landstar System, Inc. 11 1,936
Ryder System, Inc. 126 9,974
Schneider National, Inc. Class B 135 3,533
Uber Technologies, Inc.
(a)
632 19,624
Total 175,348
Industrial Conglomerates 2.0%
3M Co. 1,422 151,045
Honeywell International, Inc. 1,200 239,808
Total 390,853
Machinery 2.5%
Allison Transmission Holdings, Inc. 52 2,537
Caterpillar, Inc. 173 37,852
Donaldson Co., Inc. 251 15,951
Esab Corp. 142 8,287
Fortive Corp. 910 57,412
Illinois Tool Works, Inc. 79 19,113
Otis Worldwide Corp. 946 80,694
PACCAR, Inc. 1,309 97,769
Parker-Hannifin Corp. 251 81,545
Snap-on, Inc. 133 34,502
Timken Co. (The) 158 12,142
Westinghouse Air Brake Technologies Corp. 461 45,026
Total 492,830
Professional Services 0.3%
Automatic Data Processing, Inc. 65 14,300
CACI International, Inc. Class A
(a)
57 17,859
Concentrix Corp. 82 7,914
ManpowerGroup, Inc. 132 9,994
Robert Half International, Inc. 31 2,263
Common Stocks (continued)
Issuer Shares Value ($)
Science Applications International Corp. 141 14,386
Total 66,716
Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc. Class A 117 10,615
Watsco, Inc. 39 13,509
Total 24,124
Total Industrials 2,039,920
Information Technology  7.2%
Communications Equipment 2.4%
Cisco Systems, Inc. 8,050 380,363
Lumentum Holdings, Inc.
(a)
135 6,514
Motorola Solutions, Inc. 321 93,539
Ubiquiti, Inc. 9 2,093
Total 482,509
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. Class A 280 21,132
Corning, Inc. 1,338 44,449
Jabil, Inc. 48 3,751
Keysight Technologies, Inc.
(a)
24 3,471
Total 72,803
IT Services 0.8%
Akamai Technologies, Inc.
(a)
302 24,755
Amdocs Ltd. 228 20,805
Cognizant Technology Solutions Corp. Class
A 1,012 60,426
GoDaddy, Inc. Class A
(a)
259 19,601
VeriSign, Inc.
(a)
161 35,710
Total 161,297
Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc.
(a)
675 60,325
Cirrus Logic, Inc.
(a)
107 9,180
Marvell Technology, Inc. 1,632 64,431
Micron Technology, Inc. 1,722 110,828
Qorvo, Inc.
(a)
196 18,048
Skyworks Solutions, Inc. 305 32,299
Total 295,111
Software 1.7%
Dropbox, Inc. Class A
(a)
35 712
Manhattan Associates, Inc.
(a)
47 7,787
Nutanix, Inc. Class A
(a)
195 4,676
Salesforce, Inc.
(a)
1,438 285,256
Teradata Corp.
(a)
91 3,522
VMware, Inc. Class A
(a)
205 25,631
Zoom Video Communications, Inc. Class A
(a)
234 14,375
Total 341,959
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. 2,508 35,914
HP, Inc. 1,056 31,374
Total 67,288
Total Information Technology 1,420,967
Materials  4.4%
Chemicals 2.3%
Celanese Corp. 413 43,877
Chemours Co. (The) 236 6,860
Dow, Inc. 2,807 152,701
Eastman Chemical Co. 476 40,112
Huntsman Corp. 734 19,664
LyondellBasell Industries NV Class A 996 94,232
Mosaic Co. (The) 1,178 50,477
Olin Corp. 510 28,254
Westlake Corp. 129 14,678
Total 450,855

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 17
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Containers & Packaging 0.2%
Packaging Corp. of America 361 48,829
Metals & Mining 1.8%
Alcoa Corp. 730 27,112
Cleveland-Cliffs, Inc.
(a)
2,065 31,760
Nucor Corp. 1,039 153,959
Reliance Steel & Aluminum Co. 240 59,472
Steel Dynamics, Inc. 681 70,790
United States Steel Corp. 906 20,729
Total 363,822
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 261 15,592
Total Materials 879,098
Real Estate  4.2%
Health Care REITs 0.2%
Medical Properties Trust, Inc. 2,332 20,452
Omega Healthcare Investors, Inc. 911 24,378
Total 44,830
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc. 2,733 44,193
Park Hotels & Resorts, Inc. 844 10,170
Total 54,363
Industrial REITs 0.3%
Americold Realty Trust, Inc. 1,035 30,626
First Industrial Realty Trust, Inc. 513 26,917
Total 57,543
Office REITs 0.1%
Highwoods Properties, Inc. 389 8,916
Kilroy Realty Corp. 441 12,895
Total 21,811
Real Estate Management & Development 0.4%
CBRE Group, Inc. Class A
(a)
637 48,832
Zillow Group, Inc. Class A
(a)
207 8,856
Zillow Group, Inc. Class C
(a)
577 25,123
Total 82,811
Residential REITs 0.4%
Invitation Homes, Inc. 2,393 79,854
Retail REITs 0.7%
Brixmor Property Group, Inc. 1,153 24,593
National Retail Properties, Inc. 686 29,841
Simon Property Group, Inc. 649 73,545
Total 127,979
Specialized REITs 1.8%
EPR Properties 287 12,042
Equinix, Inc. 88 63,719
Gaming and Leisure Properties, Inc. 940 48,880
Common Stocks (continued)
Issuer Shares Value ($)
Lamar Advertising Co. Class A 40 4,227
Public Storage 127 37,443
Rayonier, Inc. 566 17,750
SBA Communications Corp. 320 83,485
Weyerhaeuser Co. 2,892 86,500
Total 354,046
Total Real Estate 823,237
Utilities  5.6%
Electric Utilities 3.4%
American Electric Power Co., Inc. 2,328 215,154
Avangrid, Inc. 317 12,763
Edison International 1,672 123,059
Entergy Corp. 911 98,005
Evergy, Inc. 990 61,489
PG&E Corp.
(a)
6,887 117,837
Pinnacle West Capital Corp. 507 39,779
Total 668,086
Independent Power and Renewable Electricity Producers
0.2%
Brookfield Renewable Corp. Class A 570 19,044
Vistra Corp. 768 18,324
Total 37,368
Multi-Utilities 2.0%
Ameren Corp. 1,148 102,137
Consolidated Edison, Inc. 1,606 158,143
DTE Energy Co. 868 97,572
NiSource, Inc. 1,843 52,452
Total 410,304
Total Utilities 1,115,758
Total Common Stocks
(Cost $19,725,427) 19,623,515
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 1,383 45,874
Total Exchange-Traded Equity Funds
(Cost $51,246) 45,874
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.462%
(b)
86,355 86,355
Total Money Market Funds
(Cost $86,355) 86,355
Total Investments in Securities
(Cost $19,863,028) 19,755,744
Other Assets & Liabilities, Net 28,079
Net Assets 19,783,823
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2023.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2023
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 1,992,489 – – 1,992,489
Consumer Discretionary 1,293,256 – – 1,293,256
Consumer Staples 1,440,449 – – 1,440,449
Energy 1,639,014 – – 1,639,014
Financials 3,953,452 – – 3,953,452
Health Care 3,025,875 – – 3,025,875
Industrials 2,039,920 – – 2,039,920
Information Technology 1,420,967 – – 1,420,967
Materials 879,098 – – 879,098
Real Estate 823,237 – – 823,237

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 19
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Utilities 1,115,758 – – 1,115,758
Total Common Stocks 19,623,515 – – 19,623,515
Exchange-Traded Equity Funds 45,874 – – 45,874
Money Market Funds 86,355 – – 86,355
Total Investments in Securities 19,755,744 – – 19,755,744
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2023
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $141,327,127 and $19,863,028, respectively) $142,774,883 $19,755,744
Receivable for:
Dividends 130,988 31,225
Total assets 142,905,871 19,786,969
Liabilities
Payable for:
Investment management fees 14,605 3,146
Total liabilities 14,605 3,146
Net assets applicable to outstanding capital stock $142,891,266 $19,783,823
Represented by:
Paid-in capital $137,186,346 $21,490,835
Total distributable earnings (loss) 5,704,920 (1,707,012)
Total - representing net assets applicable to outstanding capital stock $142,891,266 $19,783,823
Shares outstanding 5,825,000 975,000
Net asset value per share $24.53 $20.29

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 21
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $719,122 $289,960
Foreign taxes withheld (152) (106)
Total income 718,970 289,854
Expenses:
Investment management fees 57,076 20,265
Overdraft expense 3 1
Total expenses 57,079 20,266
Net Investment Income 661,891 269,588
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (865,383) (619,120)
In-kind transactions - unaffiliated issuers 4,956,577 383,319
Net realized gain (loss) 4,091,194 (235,801)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 2,778,446 1,025,991
Net change in unrealized appreciation 2,778,446 1,025,991
Net realized and unrealized gain 6,869,640 790,190
Net Increase in net assets resulting from operations $7,531,531 $1,059,778

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2023
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations
Net investment income $661,891 $695,478 $269,588 $516,022
Net realized gain (loss) 4,091,194 3,728,398 (235,801) (425,607)
Net change in unrealized appreciation (depreciation) 2,778,446 (5,515,816) 1,025,991 (1,675,845)
Net increase (decrease) in net assets resulting from operations 7,531,531 (1,091,940) 1,059,778 (1,585,430)
Distributions to shareholders
Net investment income and net realized gains (801,350) (4,861,229) (541,181) (315,575)
Shareholder transactions
Proceeds from shares sold 124,775,226 94,285,126 5,543,848 24,312,629
Cost of shares redeemed (67,313,206) (37,739,867) (3,554,452) (16,138,638)
Net increase in net assets resulting from shareholder
transactions 57,462,020 56,545,259 1,989,396 8,173,991
Increase in net assets 64,192,201 50,592,090 2,507,993 6,272,986
Net Assets:
Net assets beginning of period 78,699,065 28,106,975 17,275,830 11,002,844
Net assets at end of period $142,891,266 $78,699,065 $19,783,823 $17,275,830
Capital stock activity
Shares outstanding, beginning of period 3,425,000 900,000 875,000 525,000
Subscriptions 5,275,000 4,075,000 275,000 1,150,000
Redemptions (2,875,000) (1,550,000) (175,000) (800,000)
Shares outstanding, end of period 5,825,000 3,425,000 975,000 875,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2023
(Unaudited) 2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of period $ 22 .98 $ 31 .23 $ 21 .79 $ 20 .31 $ 19 .81
Income (loss) from investment operations:
Net investment income 0 .20 0 .39 0 .41 0 .37 0 .04
Net realized and unrealized gain (loss) 1 .67 ( 3 .08 ) 9 .30 1 .22 0 .46
Total from investment operations 1 .87 ( 2 .69 ) 9 .71 1 .59 0 .50
Less distributions to shareholders:
Net investment income ( 0 .32 ) ( 0 .78 ) ( 0 .25 ) ( 0 .11 ) –
Net realized gains – ( 4 .78 ) ( 0 .02 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .32 ) ( 5 .56 ) ( 0 .27 ) ( 0 .11 ) –
Net asset value, end of period $ 24 .53 $ 22 .98 $ 31 .23 $ 21 .79 $ 20 .31
Total Return at NAV 8 .26% ( 10 .57 ) % 44 .90% 7 .82% 2 .52%
Total Return at Market 8 .24% ( 10 .32 ) % 45 .27% 7 .46% 2 .63%
Ratios to average net assets:
Total gross expenses
(c)
0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15%
Total net expenses
(c)(e)
0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15%
Net investment income 1 .74% 1 .63% 1 .58% 1 .73% 1 .77%
Supplemental data
Net assets, end of
period
(in thousands) $ 142,891 $ 78,699 $ 28,107 $ 72,448 $ 5,079
Portfolio turnover 16% 65% 49% 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Semiannual Report 2023
Year Ended October 31,
Six Months Ended
April 30, 2023
(Unaudited) 2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of period $ 19 .74 $ 20 .96 $ 18 .46 $ 20 .24 $ 19 .84
Income (loss) from investment operations:
Net investment income 0 .25 0 .47 0 .43 0 .56 0 .05
Net realized and unrealized gain (loss) 0 .78 ( 1 .44 ) 6 .74 ( 2 .19 ) 0 .35
Total from investment operations 1 .03 ( 0 .97 ) 7 .17 ( 1 .63 ) 0 .40
Less distributions to shareholders:
Net investment income ( 0 .48 ) ( 0 .12 ) ( 4 .16 ) ( 0 .15 ) –
Net realized gains – ( 0 .13 ) ( 0 .51 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .48 ) ( 0 .25 ) ( 4 .67 ) ( 0 .15 ) –
Net asset value, end of period $ 20 .29 $ 19 .74 $ 20 .96 $ 18 .46 $ 20 .24
Total Return at NAV 5 .34% ( 4 .66 ) % 45 .48% ( 8 .16 ) % 2 .02%
Total Return at Market 4 .97% ( 4 .46 ) % 45 .90% ( 8 .50 ) % 2 .02%
Ratios to average net assets:
Total gross expenses
(c)
0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .19%
Total net expenses
(c)(e)
0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .19%
Net investment income 2 .53% 2 .30% 2 .14% 2 .93% 2 .41%
Supplemental data
Net assets, end of
period
(in thousands) $ 19,784 $ 17,276 $ 11,003 $ 462 $ 5,060
Portfolio turnover 31% 99% 84% 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 25
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2023
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 27
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2023
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 141,327,127 5,039,869 (3,592,113) 1,447,756
Columbia Research Enhanced Value ETF 19,863,028 1,462,266 (1,569,550) (107,284)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF 54,769 - 54,769 -
Columbia Research Enhanced Value ETF 1,343,366 124,839 1,468,205 -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 29
interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2023, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2023, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2023, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the six months ended April 30, 2023.
Funds Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 13,333,870 13,051,563
Columbia Research Enhanced Value ETF 6,528,118 6,821,534
Funds Contributions ($)
Columbia Research Enhanced Core ETF 123,960,245
Columbia Research Enhanced Value ETF 5,518,714
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 62,060,530 67,017,107 4,956,577
Columbia Research Enhanced Value ETF 3,156,569 3,539,888 383,319

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2023
Note 8. Significant risks
Financial sector risk
Columbia Research Enhanced Value ETF is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 31
certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
32 Strategic Beta ETFs | Semiannual Report 2023
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022, through
December 31, 2022, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Semiannual Report 2023 33
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR305_10_N01_(06/23)
CET001795
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
SEMIANNUAL REPORT
April 30, 2023 (Unaudited)
Columbia Short Duration Bond ETF

Strategic Beta ETFs | Semiannual Report 2023

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 21
Liquidity Risk Management Program 29
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedle.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 3
Portfolio management
Ronald Stahl, CFA
Lead Portfolio Manager
Managed Fund since 2021
Gregory Lietchy
Portfolio Manager
Managed Fund since 2021
David Janssen, CFA
Portfolio Manager
Managed Fund since 2021
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Short Term Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Short Term Bond Index is a fixed weight composite index that blends six custom sub-indices based off the following Bloomberg flagship indices: US Corporate, US High Yield, US MBS, US
CMBS, US ABS, and the EM USD Aggregate.
The Bloomberg U.S. Credit 1-5 Year Index measures the investment grade, U.S. dollar-denominated, fixed-
rate, taxable corporate and government related bond markets with maturities of one to five years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2023)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/21/21 4.95 1.62 -3.41
Net Asset Value 09/21/21 4.95 1.68 -3.22
{
Beta Advantage®
}
Short Term Bond
Index 5.04 2.02 -3.87
Bloomberg U.S 1-5 Year Credit
Index 4.53 1.69 -2.60

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2023
Quality breakdown (%) (at April 30, 2023)
AAA rating 31.3
AA rating 2.3
A rating 2.1
BBB rating 32.2
BB rating 23.7
B rating 0.1
Not rated 8.3
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated.
When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at April 30, 2023 )
Asset-Backed Securities - Non-Agency 9.1
Commercial Mortgage-Backed Securities - Non-Agency 9.1
Corporate Bonds 51.0
Foreign Government Obligations 12.4
U.S. Government & Agency Obligations 9.1
U.S. Treasury Obligations 8.3
Money Market Funds 1.0
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
November 1, 2022 — April 30, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Short Duration Bond ETF 1,000.00 1,000.00 1,049.50 1,023.55 1.27 1.25 0.25

PORTFOLIO OF INVESTMENTS
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2023
Asset-Backed Securities - Non-Agency 10 .0%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 106,759
Class A3, Series 2022-2, 4.380%,
04/18/28 125,000 123,258
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 125,379
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 96,597
Capital One Prime Auto Receivables Trust 2022-1
Class A3, Series 2022-1, 3.170%,
04/15/27 125,000 121,458
Carmax Auto Owner Trust
Class A3, Series 2021-2, 0.520%,
02/17/26 49,209 47,476
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 23,828
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 92,680
Class A3, Series 2023-1, 4.750%,
10/15/27 275,000 275,637
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 268,522
Drive Auto Receivables Trust
Class C, Subordinated Series
2021-3, 1.470%, 01/15/27 125,000 119,321
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 92,857
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 69,096
Ford Credit Auto Lease Trust
Class A4, Series 2022-A, 3.370%,
07/15/25 100,000 97,915
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 125,967
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 93,335
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 147,879
Ford Credit Floorplan Master Owner Trust
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 137,685
GM Financial Automobile Leasing Trust
Class B, Subordinated Series
2021-2, 0.690%, 05/20/25 100,000 97,039
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 108,386
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 144,921
Class A4, Series 2021-3, 0.730%,
08/16/27 100,000 91,958
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 47,123 45,865
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Honda Auto Receivables Owner Trust
Class A4, Series 2020-2, 1.090%,
10/15/26 150,000 146,770
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 144,794
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 94,199
Class A3, Series 2022-A, 2.220%,
10/15/26 150,000 144,279
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 137,449
Mercedes-Benz Auto Receivables Trust 2022-1
Class A3, Series 2022-1, 5.210%,
08/16/27 100,000 100,958
Nissan Auto Lease Trust 2023-A
Class A4, Series 2023-A, 4.800%,
07/15/27 150,000 149,823
Nissan Auto Receivables Owner Trust
Class A4, Series 2020-B, 0.710%,
02/16/27 150,000 146,480
Santander Drive Auto Receivables Trust
Class B, Series 2022-3, 4.130%,
08/16/27 45,000 43,849
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 46,732
Class A3, Series 2022-4, 4.140%,
02/16/27 90,000 88,831
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 95,373
Toyota Auto Receivables Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 92,350
Class A3, Series 2022-B, 2.930%,
09/15/26 225,000 218,501
World Omni Auto Receivables Trust
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 93,947
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 140,201
World Omni Auto Receivables Trust 2021-A
Class A4, Series 2021-A, 0.480%,
09/15/26 125,000 115,688
World Omni Automobile Lease Securitization
Trust
Class A4, Series 2022-A, 3.340%,
06/15/27 150,000 146,669
Class B, Series 2022-A, 3.670%,
06/15/27 100,000 97,671
Total Asset-Backed Securities - Non-
Agency
(Cost $5,019,663) 4,898,382
Commercial Mortgage-Backed Securities - Non-Agency 10 .0%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 121,181
Class A2, Series 2019-BN16,
3.933%, 02/15/52 122,054 120,415

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 7
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 92,207
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 70,172
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 93,041
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 100,000 97,923
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 96,024
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 91,652 87,777
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 128,160
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 143,801
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 45,787
CGMS Commercial Mortgage Trust
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 116,492
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 161,346
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 93,619
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 94,850
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 96,284
Class B, Subordinated Series
2015-P1, 4.461%, 09/15/48
(a)
100,000 93,116
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 132,787
Class AAB, Series 2017-P8,
3.268%, 09/15/50 128,373 123,218
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 94,833
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 94,474
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.615%, 10/10/48
(a)
56,000 37,819
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 93,050
Class C, Series 2013-CR13,
5.037%, 11/10/46
(a)
100,000 92,542
Class A3, Series 2015-LC23,
3.521%, 10/10/48 125,000 120,695
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 62,444
GS Mortgage Securities Trust
Class AS, Series 2013-GC16,
4.649%, 11/10/46 150,000 148,011
Class C, Subordinated Series
2016-GS3, 4.113%, 10/10/49
(a)
75,000 62,239
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 139,110
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 92,908
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 125,673
Class AS, Subordinated Series
2013-C17, 4.458%, 01/15/47 100,000 98,175
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 96,851
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 75,969 73,362
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 95,168
Class A3, Series 2015-C31,
3.801%, 08/15/48 86,813 83,078
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 93,554
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 82,130 78,894
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 96,463
Class C, Subordinated Series
2016-C31, 4.407%, 11/15/49
(a)
50,000 39,021
Class ASB, Series 2017-C34,
3.354%, 11/15/52 85,769 82,156
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 141,482
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 138,331
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 95,710
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 91,290 87,069
Class A3, Series 2015-P2, 3.541%,
12/15/48 68,592 65,507
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 116,476
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 84,224
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 42,680
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 144,932
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,335,220) 4,925,131

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds 56 .0%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
2.196%, 02/04/26 80,000 74,289
5.040%, 05/01/27 119,000 119,504
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 102,362
6.875%, 05/01/25 60,000 61,823
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 72,604
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,567
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 57,106
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 80,311
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 36,616
Total 644,182
Airlines 1.2%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 34,865 30,955
Class A, Series 2015-1, 3.375%,
05/01/27 53,193 45,716
Class AA, Series 2016-1, 3.575%,
01/15/28 34,532 31,852
Class AA, Series 2015-2, 3.600%,
09/22/27 33,420 30,731
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
120,000 117,886
Delta Air Lines, Inc.
7.375%, 01/15/26 85,000 89,590
Southwest Airlines Co.
2.625%, 02/10/30 60,000 51,514
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(b)
100,000 100,983
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 49,145 47,078
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 57,296
Total 603,601
Automotive 2.9%
Ford Motor Co.
4.346%, 12/08/26 110,000 106,627
Ford Motor Credit Co. LLC
4.125%, 08/17/27 200,000 183,393
4.134%, 08/04/25 204,000 193,548
4.271%, 01/09/27 200,000 185,038
Series GMTN, 4.389%, 01/08/26 300,000 285,000
General Motors Co.
6.125%, 10/01/25 40,000 40,676
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 108,135
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 47,313
5.000%, 05/31/26 60,000 58,212
Nissan Motor Acceptance Co. LLC
2.750%, 03/09/28
(b)
100,000 83,185
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 149,478
Total 1,440,605
Banking 4.4%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 81,423
5.750%, 11/20/25 100,000 97,011
Bank of America Corp.
Series L, 3.950%, 04/21/25 120,000 117,222
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 60,000 58,974
Barclays PLC
4.375%, 01/12/26 200,000 194,853
Capital One Financial Corp.
3.300%, 10/30/24 60,000 58,511
4.200%, 10/29/25 40,000 38,207
Citigroup, Inc.
4.125%, 07/25/28 80,000 76,223
Subordinated 4.600%, 03/09/26 120,000 118,577
Citizens Financial Group, Inc.
2.850%, 07/27/26 80,000 70,610
Deutsche Bank AG/New York NY
2.552%, (SOFRRATE + 1.318%),
01/07/28
(c)
150,000 130,614
Fifth Third Bancorp
2.550%, 05/05/27 40,000 35,592
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 82,519
HSBC Holdings PLC
4.250%, 08/18/25 204,000 198,657
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 194,401
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 120,245
Regions Financial Corp.
1.800%, 08/12/28 40,000 33,244
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 38,974
Santander UK Group Holdings PLC
6.534%, (SOFRRATE + 2.600%),
01/10/29
(c)
200,000 205,645
Synchrony Financial
3.950%, 12/01/27 85,000 75,020
4.250%, 08/15/24 70,000 66,838
Webster Financial Corp.
4.100%, 03/25/29 85,000 77,986
Total 2,171,346
Brokerage/Asset Managers/Exchanges 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 171,142
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 82,170
Standard Industries, Inc.
5.000%, 02/15/27
(b)
50,000 47,874
Total 130,044
Cable and Satellite 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
150,000 141,846
5.500%, 05/01/26
(b)
60,000 58,884

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 113,705
4.908%, 07/23/25 100,000 99,005
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 44,752
5.000%, 08/01/27
(b)
100,000 91,999
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 78,838
Videotron Ltd.
5.375%, 06/15/24
(b)
85,000 84,813
Total 713,842
Chemicals 0.6%
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 50,568
6.330%, 07/15/29 60,000 60,752
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,948
4.725%, 11/15/28 100,000 101,007
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 38,382
Total 270,657
Construction Machinery 0.2%
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 93,752
Consumer Cyclical Services 0.6%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 47,300
CoreCivic, Inc.
8.250%, 04/15/26 50,000 50,501
eBay, Inc.
1.400%, 05/10/26 40,000 36,472
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 44,817
5.750%, 04/15/26
(b)
120,000 119,123
Total 298,213
Consumer Products 0.5%
Brunswick Corp.
0.850%, 08/18/24 85,000 79,961
Clorox Co. (The)
3.100%, 10/01/27 40,000 38,108
Newell Brands, Inc.
4.875%, 06/01/25 120,000 116,880
Total 234,949
Diversified Manufacturing 1.0%
Carrier Global Corp.
2.493%, 02/15/27 40,000 36,980
Newell Brands, Inc.
4.700%, 04/01/26 60,000 57,296
Otis Worldwide Corp.
2.056%, 04/05/25 40,000 37,861
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 46,636
Raytheon Technologies Corp.
4.125%, 11/16/28 120,000 118,357
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,889
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
115,000 116,924
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 60,000 57,204
Total 510,147
Electric 2.6%
AES Corp. (The)
1.375%, 01/15/26 40,000 36,172
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 96,952
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 46,574
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 76,649
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(c)
120,000 114,313
Duke Energy Corp.
4.300%, 03/15/28 60,000 59,142
Emera US Finance LP
3.550%, 06/15/26 80,000 76,434
Enel Americas SA
4.000%, 10/25/26 85,000 82,968
FirstEnergy Corp.
Series B, 4.150%, 07/15/27 30,000 29,173
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 58,994
Interstate Power and Light Co.
3.250%, 12/01/24 40,000 38,910
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 36,381
3.550%, 05/01/27 40,000 38,610
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
85,000 83,803
NRG Energy, Inc.
5.750%, 01/15/28 50,000 48,780
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 74,488
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 62,933
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 201,218
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 38,857
Total 1,301,351
Environmental 0.2%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
50,000 49,248
Republic Services, Inc.
2.900%, 07/01/26 40,000 38,189
Total 87,437
Finance Companies 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 152,474
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 74,718
Ares Capital Corp.
2.150%, 07/15/26 40,000 34,805
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 106,772
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 115,813

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Navient Corp.
5.875%, 10/25/24 60,000 59,041
6.750%, 06/25/25 80,000 78,861
Oaktree Specialty Lending Corp.
3.500%, 02/25/25 85,000 81,243
OneMain Finance Corp.
3.500%, 01/15/27 170,000 145,157
7.125%, 03/15/26 50,000 48,700
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 44,524
SLM Corp.
4.200%, 10/29/25 80,000 73,923
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 114,464
Total 1,130,495
Food and Beverage 1.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/26 40,000 39,307
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 100,000 102,254
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 38,174
Campbell Soup Co.
3.950%, 03/15/25 40,000 39,313
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 59,924
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 84,353
General Mills, Inc.
4.000%, 04/17/25 40,000 39,514
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(b)
50,000 47,779
Kellogg Co.
3.250%, 04/01/26 40,000 38,590
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 57,460
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 76,719
Sysco Corp.
3.300%, 07/15/26 40,000 38,625
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 58,671
Total 720,683
Foreign Agencies 2.0%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 189,340
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 195,660
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/72
(c)
200,000 199,503
Petrobras Global Finance BV
7.375%, 01/17/27 180,000 187,760
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 205,524
Total 977,787
Foreign Government Obligations 4.1%
Ecopetrol SA
5.375%, 06/26/26 250,000 236,739
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 452,282
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 191,620
MEGlobal BV
Series REGS, 4.250%, 11/03/26 200,000 195,266
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 194,609
Petroleos Mexicanos
5.350%, 02/12/28 424,000 352,209
6.500%, 01/23/29 200,000 169,008
6.875%, 08/04/26 250,000 236,266
Total 2,027,999
Gaming 1.6%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 39,631
5.750%, 06/01/28 85,000 84,002
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 202,557
Las Vegas Sands Corp.
3.500%, 08/18/26 180,000 169,024
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 78,700
Sands China Ltd.
2.800%, 03/08/27 200,000 174,469
VICI Properties LP / VICI Note Co., Inc.
4.625%, 06/15/25
(b)
60,000 58,312
Total 806,695
Health Care 2.6%
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 38,334
Baxter International, Inc.
1.915%, 02/01/27 85,000 76,404
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 60,668
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 57,376
Cigna Corp.
3.400%, 03/01/27 85,000 81,620
4.125%, 11/15/25 40,000 39,503
4.375%, 10/15/28 50,000 49,670
CVS Health Corp.
1.300%, 08/21/27 85,000 74,526
4.300%, 03/25/28 80,000 79,019
GE HealthCare Technologies, Inc.
5.650%, 11/15/27
(b)
100,000 103,256
HCA, Inc.
5.250%, 06/15/26 50,000 50,139
5.375%, 09/01/26 85,000 85,637
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 195,028
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 72,285
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 38,949
Tenet Healthcare Corp.
4.875%, 01/01/26 100,000 98,455
5.125%, 11/01/27 100,000 97,105
Total 1,297,974

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Healthcare Insurance 0.4%
Centene Corp.
3.375%, 02/15/30 100,000 88,316
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,451
Humana, Inc.
1.350%, 02/03/27 85,000 75,374
Total 203,141
Healthcare REIT 0.6%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 77,490
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27 100,000 84,144
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 78,740
Ventas Realty LP
4.125%, 01/15/26 40,000 38,859
Welltower OP LLC
4.250%, 04/15/28 40,000 38,457
Total 317,690
Home Construction 0.1%
Lennar Corp.
4.750%, 05/30/25 40,000 39,705
Independent Energy 1.6%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 38,451
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 81,567
EQT Corp.
3.125%, 05/15/26
(b)
80,000 74,324
6.125%, 02/01/25 40,000 40,192
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 77,403
Matador Resources Co.
5.875%, 09/15/26 85,000 83,540
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 40,987
Occidental Petroleum Corp.
5.875%, 09/01/25 240,000 243,281
PDC Energy, Inc.
5.750%, 05/15/26 120,000 116,745
Southwestern Energy Co.
5.700%, 01/23/25 11,000 11,002
Total 807,492
Leisure 0.4%
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 71,845
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(b)
120,000 127,308
Total 199,153
Life Insurance 0.3%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 80,891
Corebridge Financial, Inc.
3.850%, 04/05/29
(b)
50,000 45,605
Lincoln National Corp.
3.800%, 03/01/28 40,000 35,796
Total 162,292
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
53,000 52,959
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 82,300
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 58,003
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 39,932
Total 233,194
Media and Entertainment 1.4%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 111,242
Discovery Communications LLC
3.950%, 03/20/28 75,000 70,272
Fox Corp.
3.050%, 04/07/25 80,000 77,134
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 38,855
5.875%, 02/15/25 60,000 60,887
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 39,237
Paramount Global
4.000%, 01/15/26 40,000 38,747
Take-Two Interactive Software, Inc.
3.550%, 04/14/25 85,000 82,698
TEGNA, Inc.
4.625%, 03/15/28 80,000 71,229
Warnermedia Holdings, Inc.
4.054%, 03/15/29
(b)
100,000 92,664
Total 682,965
Media Cable 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 55,599
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 131,639
Total 187,238
Metals and Mining 1.0%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 40,678
FMG Resources August 2006 Pty Ltd.
5.125%, 05/15/24
(b)
85,000 84,483
Freeport-McMoRan, Inc.
4.250%, 03/01/30 60,000 55,834
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 50,812
Novelis Corp.
3.250%, 11/15/26
(b)
150,000 137,343
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 110,213
Total 479,363
Midstream 3.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 87,245
Buckeye Partners LP
3.950%, 12/01/26 85,000 77,363
4.125%, 03/01/25
(b)
40,000 38,391
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,168
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/25 50,000 49,306
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 39,985

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Energy Transfer LP
4.950%, 05/15/28 70,000 69,364
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,476
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 39,293
EQM Midstream Partners LP
4.000%, 08/01/24 15,000 14,512
6.000%, 07/01/25
(b)
45,000 44,184
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 83,955
MPLX LP
4.875%, 06/01/25 40,000 39,870
National Fuel Gas Co.
3.950%, 09/15/27 85,000 80,241
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
100,000 92,148
NuStar Logistics LP
5.625%, 04/28/27 85,000 81,662
6.000%, 06/01/26 40,000 39,291
ONEOK, Inc.
4.000%, 07/13/27 80,000 77,049
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 84,094
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 40,019
5.625%, 03/01/25 40,000 40,204
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 50,000 49,749
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 40,076
Western Midstream Operating LP
3.350%, 02/01/25 120,000 114,953
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 120,862
Total 1,499,460
Natural Gas 0.1%
Sempra Energy
3.400%, 02/01/28 40,000 37,716
Office REIT 0.4%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 38,588
Boston Properties LP
4.500%, 12/01/28 80,000 72,736
Office Properties Income Trust
4.500%, 02/01/25 120,000 102,292
Total 213,616
Oil Field Services 0.1%
Petrofac Ltd.
9.750%, 11/15/26
(b)
85,000 59,918
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 49,372
6.250%, 05/15/26 40,000 39,411
6.375%, 12/15/25 170,000 168,360
Total 257,143
Other Industry 0.1%
AECOM
5.125%, 03/15/27 50,000 48,941
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other REIT 0.2%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 38,037
EPR Properties
4.500%, 04/01/25 40,000 38,722
Total 76,759
Packaging 1.0%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 115,635
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 80,152
Ball Corp.
5.250%, 07/01/25 180,000 180,014
Berry Global, Inc.
1.650%, 01/15/27 85,000 74,673
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,170
Total 489,644
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 79,486
Pharmaceuticals 2.0%
AbbVie, Inc.
2.950%, 11/21/26 185,000 175,670
3.800%, 03/15/25 60,000 58,991
Amgen, Inc.
1.650%, 08/15/28 90,000 78,431
5.250%, 03/02/30 60,000 61,644
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 86,137
3.650%, 03/01/26 40,000 39,132
Mylan, Inc.
4.550%, 04/15/28 60,000 57,509
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 184,032
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 82,090
4.375%, 03/15/26 40,000 38,620
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 76,272
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,799
Total 978,327
Property & Casualty 0.4%
American International Group, Inc.
3.900%, 04/01/26 24,000 23,458
Aon Global Ltd.
3.875%, 12/15/25 40,000 39,142
Assurant, Inc.
4.900%, 03/27/28 40,000 39,078
CNA Financial Corp.
3.450%, 08/15/27 85,000 80,463
Total 182,141
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 77,619
CSX Corp.
2.600%, 11/01/26 85,000 80,350
Total 157,969

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Refining 0.4%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 47,977
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/25 50,000 49,819
Phillips 66
3.900%, 03/15/28 40,000 38,744
Phillips 66 Co.
3.750%, 03/01/28
(b)
70,000 66,804
Total 203,344
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
5.750%, 04/15/25
(b)
70,000 70,227
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 78,792
Starbucks Corp.
3.500%, 03/01/28 40,000 38,649
Total 187,668
Retail REIT 0.2%
Agree LP
2.000%, 06/15/28 45,000 38,402
Kimco Realty OP LLC
3.300%, 02/01/25 40,000 38,533
Realty Income Corp.
4.875%, 06/01/26 40,000 40,019
Total 116,954
Retailers 1.2%
AutoNation, Inc.
3.800%, 11/15/27 125,000 115,811
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,217
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 80,993
O'Reilly Automotive, Inc.
3.600%, 09/01/27 120,000 116,362
QVC, Inc.
4.450%, 02/15/25 80,000 58,845
Under Armour, Inc.
3.250%, 06/15/26 170,000 156,290
Total 567,518
Supermarkets 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 47,257
4.625%, 01/15/27
(b)
40,000 38,710
6.500%, 02/15/28
(b)
60,000 60,978
Kroger Co. (The)
4.500%, 01/15/29 40,000 40,016
Total 186,961
Technology 3.9%
Avnet, Inc.
4.625%, 04/15/26 40,000 39,396
Block, Inc.
2.750%, 06/01/26 50,000 45,208
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 121,331
Broadcom, Inc.
4.750%, 04/15/29 50,000 49,509
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,083
6.020%, 06/15/26 60,000 61,743
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Equifax, Inc.
2.600%, 12/01/24 40,000 38,376
Equinix, Inc.
2.625%, 11/18/24 60,000 57,709
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 36,019
Fiserv, Inc.
3.200%, 07/01/26 40,000 38,126
3.500%, 07/01/29 100,000 93,166
Flex Ltd.
3.750%, 02/01/26 85,000 81,405
Gen Digital, Inc.
5.000%, 04/15/25
(b)
85,000 84,072
Global Payments, Inc.
1.200%, 03/01/26 40,000 35,893
HP, Inc.
1.450%, 06/17/26 85,000 76,842
3.000%, 06/17/27 40,000 37,280
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 47,753
Jabil, Inc.
3.600%, 01/15/30 50,000 45,796
Moody's Corp.
3.750%, 03/24/25 85,000 83,128
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 79,448
Oracle Corp.
2.500%, 04/01/25 40,000 38,181
2.650%, 07/15/26 85,000 79,811
3.250%, 11/15/27 80,000 75,411
Seagate HDD Cayman
4.875%, 06/01/27 60,000 57,503
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 59,294
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 108,203
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 74,450
VMware, Inc.
1.400%, 08/15/26 85,000 75,863
3.900%, 08/21/27 40,000 38,495
Western Digital Corp.
4.750%, 02/15/26 60,000 57,051
Western Union Co. (The)
2.850%, 01/10/25 40,000 38,312
Total 1,894,857
Tobacco 0.3%
Altria Group, Inc.
2.350%, 05/06/25 40,000 38,132
BAT Capital Corp.
3.557%, 08/15/27 125,000 117,018
Total 155,150
Transportation Services 0.2%
FedEx Corp.
3.250%, 04/01/26 60,000 58,483
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 57,251
Total 115,734
Wireless 1.1%
American Tower Corp.
2.900%, 01/15/30 50,000 43,989

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rogers Communications, Inc.
3.625%, 12/15/25 50,000 48,148
Sprint LLC
7.125%, 06/15/24 85,000 86,401
7.625%, 03/01/26 170,000 180,047
T-Mobile USA, Inc.
2.050%, 02/15/28 110,000 97,693
5.375%, 04/15/27 85,000 85,938
Total 542,216
Wirelines 1.1%
AT&T, Inc.
2.300%, 06/01/27 40,000 36,702
4.350%, 03/01/29 85,000 83,509
British Telecommunications PLC
5.125%, 12/04/28 85,000 86,096
Level 3 Financing, Inc.
3.400%, 03/01/27
(b)
100,000 78,203
Lumen Technologies, Inc.
4.000%, 02/15/27
(b)
100,000 66,749
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 35,758
4.125%, 03/16/27 75,000 74,273
4.329%, 09/21/28 85,000 84,085
Total 545,375
Total Corporate Bonds
(Cost $28,913,086) 27,542,031
Foreign Government Obligations
(d)
13 .6%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
8.875%, 04/15/24 280,000 289,178
6.000%, 04/07/26 289,000 299,646
2.875%, 06/06/25 300,000 287,073
Colombia Government International Bond
4.500%, 01/28/26 374,000 354,677
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 143,130
Series REGS, 5.500%, 01/27/25 200,000 198,092
Series REGS, 5.950%, 01/25/27 272,000 270,308
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 190,786
Hungary Government International Bond
5.375%, 03/25/24 34,000 34,041
Indonesia Government International Bond
4.100%, 04/24/28 255,000 252,356
Series REGS, 4.750%, 01/08/26 200,000 202,644
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 200,000 206,043
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 200,000 190,327
Mexico Government International Bond
4.125%, 01/21/26 200,000 197,276
3.750%, 01/11/28 255,000 246,478
Oman Government International Bond
Series REGS, 6.750%, 10/28/27 200,000 211,033
Series REGS, 5.625%, 01/17/28 400,000 403,588
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 204,545
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 229,876
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.350%, 09/10/24 200,000 200,434
Series REGS, 4.400%, 03/01/28 255,000 256,503
Peruvian Government International Bond
2.392%, 01/23/26 240,000 226,719
Philippine Government International Bond
10.625%, 03/16/25 240,000 267,676
4.200%, 01/21/24 200,000 198,904
Republic of South Africa Government
International Bond
5.875%, 09/16/25 200,000 199,733
4.875%, 04/14/26 200,000 193,790
4.850%, 09/27/27 255,000 242,585
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 297,008
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 191,526
Uruguay Government International Bond
4.500%, 08/14/24 26,667 26,777
Total Foreign Government Obligations
(Cost $6,901,403) 6,712,752
U.S. Government & Agency Obligations 9 .9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 9.9%
1.500%, 05/15/38
(e)
1,949,000 1,714,206
2.000%, 05/15/38
(e)
2,870,000 2,590,175
2.500%, 05/15/38
(e)
349,000 324,311
3.000%, 05/15/38
(e)
147,000 139,725
3.500%, 05/15/38
(e)
56,000 54,222
4.000%, 05/15/38
(e)
75,000 73,609
Total 4,896,248
Total U.S. Government & Agency
Obligations
(Cost $4,910,404) 4,896,248
U.S. Treasury Obligations 9 .1%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 9.1%
2.944%, 07/13/23 4,500,000 4,455,118
Total U.S. Treasury Obligations
(Cost $4,465,684) 4,455,118
Money Market Funds 1 .1%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.335%
(f)
530,518 530,518
Total Money Market Funds
(Cost $530,518) 530,518
Total Investments in Securities
(Cost $56,075,978) 53,960,180
Other Assets & Liabilities, Net (4,773,193)
Net Assets 49,186,987

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 15
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2023.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to
$5,426,640, which represents 11.03% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of April 30, 2023.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at April 30, 2023.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2023
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 4,898,382 – 4,898,382
Commercial Mortgage-Backed Securities
- Non-Agency – 4,925,131 – 4,925,131
Corporate Bonds – 27,542,031 – 27,542,031
Foreign Government Obligations – 6,712,752 – 6,712,752
U.S. Government & Agency Obligations – 4,896,248 – 4,896,248
U.S. Treasury Obligations – 4,455,118 – 4,455,118
Money Market Funds 530,518 – – 530,518
Total Investments in Securities 530,518 53,429,662 – 53,960,180
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 17
Assets
Investments in securities, at value
Unaffiliated issuers (cost $56,075,978) $53,960,180
Receivable for:
Investments sold 736,795
Interest 429,596
Total assets 55,126,571
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 4,910,404
Investments purchased 1,019,149
Investment management fees 10,031
Total liabilities 5,939,584
Net assets applicable to outstanding capital stock $49,186,987
Represented by:
Paid-in capital $52,823,157
Total distributable earnings (loss) (3,636,170)
Total - representing net assets applicable to outstanding capital stock $49,186,987
Shares outstanding 2,700,050
Net asset value per share $18.22

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2023
Investment Income:
Interest $894,163
Total income 894,163
Expenses:
Investment management fees 60,355
Total expenses 60,355
Fees waived or expenses reimbursed by Investment Manager (114)
Total net expenses 60,241
Net Investment Income 833,922
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (137,265)
Net realized loss (137,265)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,631,214
Net change in unrealized appreciation 1,631,214
Net realized and unrealized gain 1,493,949
Net Increase in net assets resulting from operations $2,327,871

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 19
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31, 2022
Operations
Net investment income $833,922 $1,003,161
Net realized loss (137,265) (1,433,142)
Net change in unrealized appreciation (depreciation) 1,631,214 (3,583,295)
Net increase (decrease) in net assets resulting from operations 2,327,871 (4,013,276)
Distributions to shareholders
Net investment income and net realized gains (831,831) (976,236)
Shareholder transactions
Proceeds from shares sold – 39,388,579
Cost of shares redeemed – (6,566,422)
Net increase in net assets resulting from shareholder transactions – 32,822,157
Increase in net assets 1,496,040 27,832,645
Net Assets:
Net assets beginning of period 47,690,947 19,858,302
Net assets at end of period $49,186,987 $47,690,947
Capital stock activity
Shares outstanding, beginning of period 2,700,050 1,000,050
Subscriptions – 2,050,000
Redemptions – (350,000)
Shares outstanding, end of period 2,700,050 2,700,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2023
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2023
(Unaudited) 2022 2021
(a)
Per share data
Net asset value, beginning of period $17.66 $19.86 $20.00
Income (loss) from investment operations:
Net investment income 0.31 0.44 0.03
Net realized and unrealized gain (loss) 0.56 (2.20) (0.17)
Total from investment operations 0.87 (1.76) (0.14)
Less distributions to shareholders:
Net investment income (0.31) (0.44) –
Total distribution to shareholders (0.31) (0.44) –
Net asset value, end of period $18.22 $17.66 $19.86
Total Return at NAV 4.95% (8.96)% (0.70)%
Total Return at Market 4.95% (9.25)% (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25%
(c)
0.25% 0.25%
Total net expenses
(b)(d)
0.25%
(c)
0.25% 0.25%
Net investment income 3.45% 2.39% 1.44%
Supplemental data
Net assets, end of
period
(in thousands) $49,187 $47,691 $19,858
Portfolio turnover 75% 163% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 21
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The
Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares
(without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2023
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 23
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2023
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2024, unless sooner terminated at the sole discretion of the

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 25
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $36,264,193 and $36,074,693, respectively, for the six months ended April 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2023, the Fund did not have in-kind contributions.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2023, the Fund did not have in-kind redemptions.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
56,075,978 105,837 (2,221,635) (2,115,798)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
1,446,692 13,070 1,459,762

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2023
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2023.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 27
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S.
Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the
U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers)
may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-
backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2023
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 29
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022, through
December 31, 2022, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR314_10_N01_(06/23)
CET001796
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
SEMIANNUAL REPORT
April 30, 2023 (Unaudited)
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF

Thematic ETFs | Semiannual Report 2023

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Liquidity Risk Management Program 19
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Thematic ETFs | Semiannual Report 2023 3
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since March 2022
Shekhar Pramanick
Technology Team Member
Managed Fund since March 2022
Sanjay Devgan
Technology Team Member
Managed Fund since March 2022
Portfolio implementation
Christopher Lo, CFA
Implementation Portfolio Manager
Managed Fund since March 2022
Investment objective
Columbia Seligman Semiconductor and Technology ETF (the Fund) seeks capital appreciation.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The PHLX Semiconductor Sector Index is a modified capitalization-weighted index composed of the 30 largest companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-
capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2023)
Inception 6 months 1 Year Life
Market Price 03/29/22 16.05 -0.17 -12.82
Net Asset Value 03/29/22 15.74 -0.22 -12.82
PHLX Semiconductor Sector Index 26.47 4.15 -13.16
S&P 500 Index 8.63 2.66 -6.62

FUND AT A GLANCE
(continued)
(Unaudited)
4 Thematic ETFs | Semiannual Report 2023
Portfolio breakdown (%) (at April 30, 2023 )
Common Stocks 95.9
Money Market Funds 4.1
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2023 )
Information Technology   96.2
Industrials   1.9
Communication Services   1.9
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2023 )
Information Technology
Application Software   8.1
Electronic Equipment & Instruments   2.4
Semiconductor Equipment   21.5
Semiconductors   60.1
Systems Software   0.7
Technology Hardware, Storage & Peripherals   3.4
Total 96.2
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic ETFs | Semiannual Report 2023 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2022 — April 30, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Seligman Semiconductor and
Technology ETF 1,000.00 1,000.00 1,157.40 1,021.08 4.01 3.76 0.75

PORTFOLIO OF INVESTMENTS
April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Thematic ETFs | Semiannual Report 2023
Notes to Portfolio of Investments
Common Stocks 95 .9%
Issuer Shares Value ($)
Communication Services  1.8%
Interactive Media & Services 1.8%
Alphabet, Inc. Class C
(a)
2,817 304,856
Total Communication Services 304,856
Industrials  1.8%
Electrical Equipment 1.8%
Bloom Energy Corp. Class A
(a)
18,914 314,918
Total Industrials 314,918
Information Technology  92.3%
Electronic Equipment, Instruments & Components 2.3%
Advanced Energy Industries, Inc. 4,601 397,987
Semiconductors & Semiconductor Equipment 78.3%
Advanced Micro Devices, Inc.
(a)
1,320 117,968
Analog Devices, Inc. 4,668 839,680
Applied Materials, Inc. 5,597 632,629
Broadcom, Inc. 1,629 1,020,568
Diodes, Inc.
(a)
1,673 133,338
Entegris, Inc. 767 57,464
GLOBALFOUNDRIES, Inc.
(a)
1,577 92,728
Ichor Holdings Ltd.
(a)
2,820 78,537
indie Semiconductor, Inc. Class A
(a)
32,230 243,981
Intel Corp. 12,142 377,130
KLA Corp. 1,989 768,828
Lam Research Corp. 2,553 1,337,976
Marvell Technology, Inc. 14,890 587,857
MaxLinear, Inc.
(a)
5,313 128,203
Microchip Technology, Inc. 11,391 831,429
Micron Technology, Inc. 8,675 558,323
MKS Instruments, Inc. 998 83,702
NXP Semiconductors NV 3,686 603,546
ON Semiconductor Corp.
(a)
6,810 490,048
Qorvo, Inc.
(a)
4,991 459,571
QUALCOMM, Inc. 3,842 448,746
Common Stocks (continued)
Issuer Shares Value ($)
Rambus, Inc.
(a)
12,340 547,156
Semtech Corp.
(a)
9,448 184,141
Silicon Laboratories, Inc.
(a)
1,106 154,066
Skyworks Solutions, Inc. 2,864 303,298
SMART Global Holdings, Inc.
(a)
12,684 195,587
STMicroelectronics NV 7,337 314,611
Synaptics, Inc.
(a)
5,341 472,999
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 4,899 412,986
Teradyne, Inc. 6,230 569,297
Tower Semiconductor Ltd.
(a)
8,075 363,415
Total 13,409,808
Software 8.4%
Adeia, Inc. 14,086 107,617
Cadence Design Systems, Inc.
(a)
2,831 592,953
Synopsys, Inc.
(a)
1,991 739,298
Total 1,439,868
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc. 1,094 185,630
Western Digital Corp.
(a)
10,871 374,397
Total 560,027
Total Information Technology 15,807,690
Total Common Stocks
(Cost $16,469,158) 16,427,464
Money Market Funds 4 .1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.462%
(b)
695,317 695,317
Total Money Market Funds
(Cost $695,317) 695,317
Total Investments in Securities
(Cost $17,164,475) 17,122,781
Other Assets & Liabilities, Net (8,140)
Net Assets 17,114,641
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2023.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic ETFs | Semiannual Report 2023 7
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 304,856 – – 304,856
Industrials 314,918 – – 314,918
Information Technology 15,807,690 – – 15,807,690
Total Common Stocks 16,427,464 – – 16,427,464
Money Market Funds 695,317 – – 695,317
Total Investments in Securities 17,122,781 – – 17,122,781
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
8 Thematic ETFs | Semiannual Report 2023
Assets
Investments in securities, at value
Unaffiliated issuers (cost $17,164,475) $17,122,781
Receivable for:
Dividends 2,709
Total assets 17,125,490
Liabilities
Payable for:
Investment management fees 10,849
Total liabilities 10,849
Net assets applicable to outstanding capital stock $17,114,641
Represented by:
Paid-in capital $17,499,969
Total distributable earnings (loss) (385,328)
Total - representing net assets applicable to outstanding capital stock $17,114,641
Shares outstanding 1,000,050
Net asset value per share $17.11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic ETFs | Semiannual Report 2023 9
Investment Income:
Dividends - unaffiliated issuers $90,210
Foreign taxes withheld (1,952)
Total income 88,258
Expenses:
Investment management fees 59,366
Net Investment Income 28,892
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (4,016)
In-kind transactions - unaffiliated issuers 17,400
Net realized gain 13,384
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,836,808
Net change in unrealized appreciation 1,836,808
Net realized and unrealized gain 1,850,192
Net Increase in net assets resulting from operations $1,879,084

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Thematic ETFs | Semiannual Report 2023
Six Months Ended
April 30, 2023
(Unaudited)
Year Ended
October 31,
2022
(a)
Operations
Net investment income $28,892 $5,097
Net realized gain (loss) 13,384 (297,465)
Net change in unrealized appreciation (depreciation) 1,836,808 (1,878,502)
Net increase (decrease) in net assets resulting from operations 1,879,084 (2,170,870)
Distributions to shareholders
Net investment income and net realized gains (93,542) –
Shareholder transactions
Proceeds from shares sold 3,437,901 9,448,137
Cost of shares redeemed (387,069) –
Net increase in net assets resulting from shareholder transactions 3,050,832 9,448,137
Increase in net assets 4,836,374 7,277,267
Net Assets:
Net assets beginning of period 12,278,267 5,001,000
Net assets at end of period $17,114,641 $12,278,267
Capital stock activity
Shares outstanding, beginning of period 825,050 250,050
Subscriptions 200,000 575,000
Redemptions (25,000) –
Shares outstanding, end of period 1,000,050 825,050
(a) Based on operations from March 29, 2022 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic ETFs | Semiannual Report 2023 11
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October
31,
Six Months Ended
April 30, 2023
(Unaudited) 2022
(a)
Per share data
Net asset value, beginning of period $14.88 $20.00
Income (loss) from investment operations:
Net investment income 0.03 0.00
(b)
Net realized and unrealized gain (loss) 2.31 (5.12)
Total from investment operations 2.34 (5.12)
Less distributions to shareholders:
Net investment income (0.03) –
Net realized gains (0.08) –
Total distribution to shareholders (0.11) –
Net asset value, end of period $17.11 $14.88
Total Return at NAV 15.74% (25.60)%
Total Return at Market 16.05% (25.80)%
Ratios to average net assets:
Total gross expenses
(c)
0.75%
(d)
0.75%
Total net expenses
(c)(e)
0.75%
(d)
0.75%
Net investment income 0.37% 0.09%
Supplemental data
Net assets, end of
period
(in thousands) $17,115 $12,278
Portfolio turnover 10% 19%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)
12 Thematic ETFs | Semiannual Report 2023
Note 1. Organization
Columbia Seligman Semiconductor and Technology ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Thematic ETFs | Semiannual Report 2023 13
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
14 Thematic ETFs | Semiannual Report 2023
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Thematic ETFs | Semiannual Report 2023 15
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $1,578,595 and $1,694,150, respectively, for the six months ended April 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2023, the cost basis of securities contributed was $2,982,833.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2023, the in-kind redemption cost basis was $314,491, the proceeds from sales were $331,891 and the net realized gain was $17,400.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
17,164,475 1,226,431 (1,268,125) (41,694)
No expiration short-
term ($)
No expiration long-
term ($) Total ($) Utilized ($)
127,556 - 127,556 -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
16 Thematic ETFs | Semiannual Report 2023
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2023.
Note 8. Significant risks
Active management risk
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Semiconductor and semiconductor equipment industry risk
The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful;
and thin capitalization and limited product lines, markets, financial resources or quality management and personnel.
These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies.
The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
Thematic ETFs | Semiannual Report 2023 17
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Tracking basket structure risk
The Fund’s Tracking Basket structure may affect the price at which the Fund shares trade in the secondary market.
Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2023 (Unaudited)
18 Thematic ETFs | Semiannual Report 2023
wider bid/ask spread than ETFs that publish their complete portfolio holdings on a daily basis and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from not disclosing portfolio holdings daily, market participants may attempt to use the Tracking
Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front-
running(trading ahead) or free-riding (mirroring) the Fund’s strategy.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Thematic ETFs | Semiannual Report 2023 19
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022, through
December 31, 2022, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR321_10_N01_(06/23)
CET001797
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 22, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 22, 2023

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 22, 2023